UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q/A
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-6318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
222 Delaware Avenue, Wilmington, DE 19801
(Address of principal executive offices) (Zip code)
CT Corp.
155 Federal Street Suite 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: August 31
Date of reporting period: May 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
May 31, 2009

Schedules of Investments
May 31, 2009 (unaudited)
Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 98.8%

CONSUMER DISCRETIONARY — 8.1%

Automobiles — 0.3%
719,500	Ford Motor Co.*	$4,137,125

Distributors — 0.0%
21,500	LKQ Corp.*	328,735

Diversified Consumer Services — 0.5%
310,000	Weight Watchers International Inc.	7,263,300

Hotels, Restaurants & Leisure — 0.7%
10,600	Burger King Holdings Inc.	175,536
9,700	Penn National Gaming Inc.*	320,779
7,000	WMS Industries Inc.*	248,290
260,691	Yum! Brands Inc.	9,027,729

	Total Hotels, Restaurants & Leisure	9,772,334

Media — 1.7%
415,300	DIRECTV Group Inc. (a)*	9,344,250
10,600	Omnicom Group Inc. (a)	323,300
198,012	Time Warner Inc. (a)	4,637,441
436,250	Viacom Inc., Class B Shares*	9,671,663

	Total Media	23,976,654

Multiline Retail — 1.3%
6,500	Dollar Tree Inc.*	291,005
13,400	Kohl’s Corp.*	569,098
457,550	Target Corp.	17,981,715

	Total Multiline Retail	18,841,818

Specialty Retail — 2.9%
13,100	Advance Auto Parts Inc.	557,929
9,700	Bed Bath & Beyond Inc.	272,667
303,600	Best Buy Co. Inc. (a)	10,656,360
378,900	Lowe’s Cos. Inc.	7,202,889
10,900	O’Reilly Automotive Inc. (a)*	392,945
959,900	Staples Inc. (a)	19,629,955
23,400	TJX Cos Inc.	690,534

	Total Specialty Retail	39,403,279

Textiles, Apparel & Luxury Goods — 0.7%
167,600	NIKE Inc., Class B Shares (a)	9,561,580

	Total Consumer Discretionary	113,284,825

CONSUMER STAPLES — 7.2%

Beverages — 1.8%
207,750	Coca-Cola Co. (a)	10,212,990
297,300	PepsiCo Inc.	15,474,465

	Total Beverages	25,687,455

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

Food & Staples Retailing — 3.6%
872,107	CVS/Caremark Corp.	$25,988,789
435,000	Walgreen Co. (a)	12,958,650
206,500	Wal-Mart Stores Inc.	10,271,310

	Total Food & Staples Retailing	49,218,749

Food Products — 0.0%
3,100	Ralcorp Holdings Inc.*	177,537

Household Products — 1.8%
202,700	Colgate-Palmolive Co. (a)	13,368,065
240,000	Procter & Gamble Co.	12,465,600

	Total Household Products	25,833,665

	Total Consumer Staples	100,917,406

ENERGY — 10.9%

Energy Equipment & Services — 5.4%
9,600	Cameron International Corp.*	299,808
570,250	Halliburton Co.	13,075,833
696,900	National-Oilwell Varco Inc.*	26,914,277
61,681	Noble Corp.	2,119,976
6,500	Oceaneering International Inc.*	334,230
99,664	Transocean Ltd.	7,921,295
1,202,800	Weatherford International Ltd.*	24,897,960

	Total Energy Equipment & Services	75,563,379

Oil, Gas & Consumable Fuels — 5.5%
20,100	Cabot Oil & Gas Corp.	706,113
24,100	Continental Resources Inc. (a)*	713,601
18,900	Denbury Resources Inc.*	324,891
145,000	EOG Resources Inc.	10,612,550
9,200	InterOil Corp.*	329,084
139,400	Noble Energy Inc. (a)	8,291,512
213,100	Occidental Petroleum	14,301,141
459,200	Peabody Energy Corp.	15,603,616
752,850	Suncor Energy Inc. (a)	26,658,419

	Total Oil, Gas & Consumable Fuels	77,540,927

	Total Energy	153,104,306

FINANCIALS — 8.1%

Capital Markets — 3.4%
460,000	Bank of New York Mellon Corp. (The)	12,778,800
2,400	BlackRock Inc.	382,800
602,550	Charles Schwab Corp.	10,604,880
9,900	Franklin Resources Inc.	661,815
743,845	Morgan Stanley (a)	22,553,380
9,100	Northern Trust Corp.	524,615
26,800	Raymond James Financial Inc. (a)	426,120
23,600	SEI Investments Co.	364,148

	Total Capital Markets	48,296,558

Commercial Banks — 0.9%

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

792,950	Banco Bradesco SA, ADR	$12,108,347

Diversified Financial Services — 3.7%
771,000	Bank of America Corp.	8,689,170
74,410	CME Group Inc.	23,933,232
181,700	IntercontinentalExchange Inc.*	19,585,443

	Total Diversified Financial Services	52,207,845

Insurance — 0.1%
7,500	Everest Re Group Ltd.	519,225
19,500	W.R. Berkley Corp. (a)	422,955

	Total Insurance	942,180

Real Estate Investment Trusts (REITs) — 0.0%
20,900	Annaly Capital Management Inc. (a)	291,346

	Total Financials	113,846,276

HEALTH CARE — 13.8%

Biotechnology — 3.8%
443,018	Celgene Corp.*	18,713,080
11,000	Genzyme Corp. (a)*	650,540
774,564	Gilead Sciences Inc. (a)*	33,383,709

	Total Biotechnology	52,747,329

Health Care Equipment & Supplies — 1.7%
9,100	Beckman Coulter Inc.	493,220
418,200	Covidien Ltd.	14,938,104
3,900	CR Bard Inc. (a)	278,811
4,600	Edwards Lifesciences Corp.*	293,664
24,200	Intuitive Surgical Inc. (a)*	3,622,256
119,400	St. Jude Medical Inc.*	4,658,988

	Total Health Care Equipment & Supplies	24,285,043

Health Care Providers & Services — 2.1%
4,500	Express Scripts Inc.	288,225
291,700	Medco Health Solutions Inc. (a)*	13,386,113
15,300	Omnicare Inc. (a)	413,559
560,000	UnitedHealth Group Inc. (a)	14,896,000
22,900	VCA Antech Inc. (a)*	555,783

	Total Health Care Providers & Services	29,539,680

Life Sciences Tools & Services — 2.4%
301,900	Illumina Inc. (a)*	11,082,749
3,400	Millipore Corp.*	213,826
18,200	QIAGEN NV*	320,320
573,000	Thermo Fisher Scientific Inc.*	22,295,430

	Total Life Sciences Tools & Services	33,912,325

Pharmaceuticals — 3.8%
335,000	Allergan Inc. (a)	14,783,550
1,557,750	Elan Corp. PLC, ADR*	10,873,095
185,000	Novo Nordisk, ADR	9,634,800
389,950	Teva Pharmaceutical Industries Ltd., ADR (a)	18,078,082

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

	Total Pharmaceuticals	$53,369,527

	Total Health Care	193,853,904

INDUSTRIALS — 8.2%

Aerospace & Defense — 1.0%
342,100	ITT Industries Inc.	14,087,678

Air Freight & Logistics — 2.0%
375,000	Expeditors International of Washington Inc. (a)	12,303,750
314,900	United Parcel Service Inc., Class B Shares (a)	16,103,986

	Total Air Freight & Logistics	28,407,736

Commercial Services & Supplies — 0.1%
3,900	Clean Harbors Inc.*	212,628
21,700	Republic Services Inc.	494,543
8,600	Tetra Tech Inc. (a)*	220,762

	Total Commercial Services & Supplies	927,933

Construction & Engineering — 1.5%
23,100	Aecom Technology Corp.*	737,121
114,500	Fluor Corp. (a)	5,379,210
537,750	Foster Wheeler AG*	14,261,130
10,100	Quanta Services Inc.*	230,381
11,800	URS Corp.*	567,344

	Total Construction & Engineering	21,175,186

Electrical Equipment — 0.2%
9,400	AMETEK Inc. (a)	295,630
15,300	First Solar Inc. (a)*	2,907,000

	Total Electrical Equipment	3,202,630

Industrial Conglomerates — 0.6%
19,800	McDermott International Inc.*	435,006
296,900	Tyco International Ltd.	8,197,409

	Total Industrial Conglomerates	8,632,415

Machinery — 1.7%
152,400	Caterpillar Inc.	5,404,104
275,900	Danaher Corp. (a)	16,650,565
17,100	Navistar International Corp.*	680,751
20,300	Pall Corp.	521,304

	Total Machinery	23,256,724

Road & Rail — 1.1%
416,460	Norfolk Southern Corp.	15,492,312

Trading Companies & Distributors — 0.0%
5,200	Watsco Inc.	255,996

	Total Industrials	115,438,610

INFORMATION TECHNOLOGY — 34.2%

Communication Equipment — 4.6%

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

13,200	Adtran Inc. (a)	$274,296
393,600	Cisco Systems Inc.*	7,281,600
21,100	CommScope Inc.*	553,664
10,600	Juniper Networks Inc. (a)*	262,138
1,585,300	Motorola Inc.	9,606,918
1,064,846	QUALCOMM Inc.	46,416,637

	Total Communication Equipment	64,395,253

Computers & Peripherals — 9.4%
367,014	Apple Inc.*	49,844,171
848,300	Dell Inc.*	9,823,314
766,200	EMC Corp.*	9,002,850
616,944	Hewlett-Packard Corp.	21,192,026
274,235	International Business Machines Corp.	29,145,696
625,000	Teradata Corp.*	13,500,000
15,300	Western Digital Corp.*	380,205

	Total Computers & Peripherals	132,888,262

Electronic Equipment & Instruments — 0.0%
12,600	Amphenol Corp., Class A Shares (a)	420,714

Internet Software & Services — 4.3%
97,398	Equinix Inc. (a)*	7,246,411
63,000	Google Inc., Class A Shares (a)*	26,285,490
579,300	Verisign Inc. (a)*	13,561,413
851,000	Yahoo! Inc.*	13,479,840

	Total Internet Software & Services	60,573,154

IT Services — 4.3%
19,500	Amdocs Ltd.*	421,980
524,700	Cognizant Technology Solutions Corp., Class A Shares*	13,217,193
213,800	Global Payments Inc.	7,688,248
9,200	Hewitt Associates Inc., Class A Shares*	266,800
104,900	Mastercard Inc., Class A Shares (a)	18,497,017
310,000	Visa Inc., Class A Shares (a)	20,990,100

	Total IT Services	61,081,338

Semiconductors & Semiconductor Equipment — 3.4%
599,550	Analog Devices Inc.	14,635,015
215,510	Broadcom Corp., Class A Shares*	5,491,195
897,900	Intel Corp.	14,114,988
46,400	Microsemi Corp.*	624,544
48,300	Skyworks Solutions Inc. (a)*	460,299
581,300	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	6,359,422
343,000	Texas Instruments Inc.	6,654,200

	Total Semiconductors & Semiconductor Equipment	48,339,663

Software — 8.2%
43,800	Activision Blizzard Inc.*	529,104
347,500	Adobe Systems Inc.*	9,792,550
402,700	Check Point Software Technologies*	9,403,045
7,800	Factset Research Systems Inc. (a)	412,620
561,400	Intuit Inc.*	15,281,308
15,000	McAfee Inc.*	588,450

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

1,988,510	Microsoft Corp.	$41,539,974
1,433,200	Oracle Corp.	28,076,388
591,400	Symantec Corp.*	9,219,926

	Total Software	114,843,365

	Total Information Technology	482,541,749

MATERIALS — 6.3%

Chemicals — 6.2%
161,700	Air Products & Chemicals Inc.	10,474,926
6,700	Airgas Inc.	283,142
15,600	Albemarle Corp.	440,232
40,600	Celanese Corp., Series A	832,706
6,100	Ecolab Inc.	227,835
8,700	FMC Corp.	472,845
266,850	Mosaic Co. (The)	14,596,695
467,537	Praxair Inc.	34,223,708
521,600	Syngenta AG, ADR	25,454,080

	Total Chemicals	87,006,169

Construction Materials — 0.0%
3,500	Martin Marietta Materials Inc.	285,145

Containers & Packaging — 0.1%
44,000	Crown Holdings Inc.*	1,034,000

	Total Materials	88,325,314

TELECOMMUNICATION SERVICES — 2.0%

Wireless Telecommunication Services — 2.0%
470,607	American Tower Corp., Class A Shares (a)*	14,998,245
532,500	Crown Castle International Corp. (a)*	12,918,450
34,700	MetroPCS Communications Inc.*	594,411

	Total Wireless Telecommunication Services	28,511,106

	Total Telecommunication Services	28,511,106

	TOTAL COMMON STOCKS (Cost — $1,362,205,151)	1,389,823,496

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,362,205,151)	1,389,823,496

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 19.4%
MONEY MARKET FUND — 18.0%
$253,078,587	The AIM STIT — Liquid Assets Portfolio (c) (Cost — $253,078,587)	253,078,587

TIME DEPOSITS — 1.0%
7,551	BBH — Grand Cayman, 0.060% due 6/1/09	7,551

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Face
Amount	Security	Value

$13,359,095	Wells Fargo — Grand Cayman, 0.060% due 6/1/09	$13,359,095

	TOTAL TIME DEPOSITS (Cost — $13,366,646)	13,366,646

U.S. GOVERNMENT AGENCY — 0.4%
5,600,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.070% due 6/1/09 (d) (Cost — $5,599,967)	5,599,967

	TOTAL SHORT-TERM INVESTMENTS (Cost — $272,045,200)	272,045,200

	TOTAL INVESTMENTS — 118.2% (Cost — $1,634,250,351#)	1,661,868,696

	Liabilities in Excess of Other Assets — (18.2)%	(256,360,193)

	TOTAL NET ASSETS — 100.0%	$1,405,508,503

*	Non-income producing securities.

(a)	All of a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.4%.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

ADR	—	American Depositary Receipts

Summary of Investments by Security Type*

Information Technology	29.0%
Health Care	11.7
Energy	9.2
Financials	6.9
Industrials	6.9
Consumer Discretionary	6.8
Consumer Staples	6.1
Materials	5.3
Telecommunication Services	1.7
Short-Term Investments	16.4

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 99.3%

CONSUMER DISCRETIONARY — 9.8%

Auto Components — 0.1%
21,300	BorgWarner Inc. (a)	$686,925

Automobiles — 0.0%
27,500	Thor Industries Inc.	553,025

Distributors — 0.6%
220,900	Genuine Parts Co.	7,395,732

Hotels, Restaurants & Leisure — 0.0%
18,700	Carnival Corp.	475,728

Household Durables — 0.2%
54,332	Black & Decker Corp.	1,742,427
15,000	Mohawk Industries Inc.*	574,050

	Total Household Durables	2,316,477

Leisure Equipment & Products — 1.6%
1,224,600	Mattel Inc. (a)	19,116,006

Media — 4.7%
760,000	DIRECTV Group Inc. (a)*	17,100,001
1,200,000	Interpublic Group Cos. Inc.*	6,288,000
22,500	Marvel Entertainment Inc.*	746,550
1,100,000	News Corp., Class A Shares	10,758,000
26,400	Omnicom Group Inc. (a)	805,200
460,001	Time Warner Inc. (a)	10,773,223
250,000	WPP PLC, ADR	9,347,500

	Total Media	55,818,474

Multiline Retail — 0.7%
220,000	Target Corp.	8,646,000

Specialty Retail — 1.3%
1,200	AutoZone Inc.*	182,580
335,600	Home Depot Inc. (a)	7,772,496
585,000	Limited Brands Inc. (a)	7,318,350

	Total Specialty Retail	15,273,426

Textiles, Apparel & Luxury Goods — 0.6%
130,400	V. F. Corp. (a)	7,409,328

	Total Consumer Discretionary	117,691,121

CONSUMER STAPLES — 15.6%

Beverages — 0.6%
140,820	Diageo PLC, ADR	7,683,139

Food & Drug Retailing — 0.7%
503,200	SUPERVALU Inc. (a)	8,353,120

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Food & Staples Retailing — 1.5%
565,000	CVS/Caremark Corp.	$16,837,000
22,200	Sysco Corp. (a)	531,912

	Total Food & Staples Retailing	17,368,912

Food Products — 4.6%
280,000	Archer Daniels Midland (a)	7,705,600
20,900	Campbell Soup Co.	579,348
224,700	HJ Heinz Co.	8,219,526
747,600	Kraft Foods Inc., Class A Shares	19,519,836
804,300	Unilever NV, Registered Shares	19,254,942

	Total Food Products	55,279,252

Household Products — 2.3%
150,000	Colgate-Palmolive Co. (a)	9,892,500
330,100	Kimberly-Clark Corp.	17,128,889

	Total Household Products	27,021,389

Tobacco — 5.9%
2,328,600	Altria Group Inc. (a)	39,795,774
540,000	Philip Morris International Inc.	23,025,600
220,800	Reynolds American Inc. (a)	8,825,376

	Total Tobacco	71,646,750

	Total Consumer Staples	187,352,562

ENERGY — 18.9%

Energy Equipment & Services — 4.8%
265,600	Baker Hughes Inc. (a)	10,374,336
122,800	Diamond Offshore Drilling Inc. (a)	10,349,584
886,500	Halliburton Co.	20,327,445
53,000	Nabors Industries Ltd. (a)*	947,640
27,400	Pride International Inc. (a)*	663,628
730,000	Weatherford International Ltd. (a)*	15,111,000

	Total Energy Equipment & Services	57,773,633

Oil, Gas & Consumable Fuels — 14.1%
310,000	Anadarko Petroleum Corp. (a)	14,811,800
564,800	BP PLC, ADR (a)	27,957,600
469,050	Chevron Corp.	31,271,563
26,100	Cimarex Energy Co.	851,382
376,750	ConocoPhillips	17,270,220
195,500	EnCana Corp.	10,836,565
9,200	EOG Resources Inc.	673,348
755,200	Marathon Oil Corp.	24,075,776
197,800	Royal Dutch Shell PLC, Class A Shares, ADR	10,663,398
179,000	Total SA, ADR	10,319,350
464,100	Valero Energy Corp.	10,381,917
225,000	XTO Energy Inc.	9,623,250

	Total Oil, Gas & Consumable Fuels	168,736,169

	Total Energy	226,509,802

FINANCIALS — 12.2%

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Capital Markets — 1.9%
300,000	AllianceBernstein Holding LP	$5,724,000
405,000	Ameriprise Financial Inc.	12,231,000
165,000	Morgan Stanley	5,002,800

	Total Capital Markets	22,957,800

Commercial Banks — 1.3%
217,000	PNC Financial Services Group Inc. (a)	9,884,350
322,650	US Bancorp	6,194,880

	Total Commercial Banks	16,079,230

Consumer Finance — 0.0%
3,300	The Student Loan Corp.	146,685

Diversified Financial Services — 0.8%
273,000	JPMorgan Chase & Co. (a)	10,073,700

Insurance — 5.7%
250,000	ACE Ltd.	10,997,500
4,476	Alleghany Corp.*	1,163,760
15,900	Allied World Assurance Co. Holdings Ltd.	600,225
745,800	Allstate Corp.	19,189,433
11,300	Arch Capital Group Ltd.*	643,083
32,400	Brown & Brown Inc. (a)	624,672
53,000	Fidelity National Financial Inc.	738,820
25,968	Lincoln National Corp. (a)	492,094
276,565	MetLife Inc.	8,711,798
43,200	The Progressive Corp.*	696,816
309,700	The Travelers Cos. Inc.	12,592,402
700	White Mountains Insurance Group Ltd.	154,000
375,000	Willis Group Holdings Ltd. (a)	9,986,250

	Total Insurance	66,590,853

Real Estate Investment Trusts (REITs) — 1.9%
1,289,900	Annaly Capital Management Inc. (a)	17,981,206
142,500	Health Care REIT Inc.	4,880,625

	Total Real Estate Investment Trusts (REITs)	22,861,831

Thrifts & Mortgage Finance — 0.6%
619,400	New York Community Bancorp Inc. (a)	6,850,564

	Total Financials	145,560,663

HEALTH CARE — 11.9%

Health Care Equipment & Supplies — 1.9%
42,900	Becton Dickinson & Co.	2,903,472
280,000	Hospira Inc. (a)*	9,660,000
267,100	Medtronic Inc.	9,174,885
17,600	Stryker Corp. (a)	676,544

	Total Health Care Equipment & Supplies	22,414,901

Health Care Providers & Services — 1.9%
450,000	Aetna Inc.	12,051,000

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

275,500	Cardinal Health Inc.	$9,849,125
33,200	CIGNA Corp.	736,044

	Total Health Care Providers & Services	22,636,169

Life Sciences Tools & Services — 0.0%
14,100	Covance Inc. (a)*	592,482

Pharmaceuticals — 8.1%
249,250	AstraZeneca PLC, ADR (a)	10,398,710
359,550	Bristol-Myers Squibb Co.	7,162,236
273,450	Eli Lilly & Co. (a)	9,453,167
575,100	GlaxoSmithKline PLC, ADR (a)	19,386,621
275,800	Johnson & Johnson (a)	15,213,128
1,804,900	Pfizer Inc. (a)	27,416,431
180,000	Teva Pharmaceutical Industries Ltd., ADR (a)	8,344,800

	Total Pharmaceuticals	97,375,093

	Total Health Care	143,018,645

INDUSTRIALS — 9.1%

Aerospace & Defense — 2.3%
538,700	Boeing Co. (a)	24,160,695
9,300	General Dynamics Corp.	529,170
25,300	Rockwell Collins Inc.	1,073,226

	Total Aerospace & Defense	25,763,091

Commercial Services & Supplies — 1.6%
30,300	Cintas Corp. (a)	705,687
762,600	R.R. Donnelley & Sons Co.	10,279,848
316,000	Waste Management Inc. (a)	8,718,440

	Total Commercial Services & Supplies	19,703,975

Construction & Engineering — 0.6%
410,000	KBR Inc.	7,552,200

Electrical Equipment — 0.1%
22,800	Acuity Brands Inc. (a)	619,704
19,900	Hubbell Inc., Class B Shares	660,879
13,800	Thomas & Betts Corp.*	423,384

	Total Electrical Equipment	1,703,967

Industrial Conglomerates — 1.9%
291,700	3M Co.	16,656,070
464,250	General Electric Co.	6,258,090

	Total Industrial Conglomerates	22,914,160

Machinery — 0.6%
192,300	Caterpillar Inc.	6,818,958
20,200	Dover Corp. (a)	635,088

	Total Machinery	7,454,046

Marine — 0.0%
14,300	Alexander & Baldwin Inc.	353,925

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Professional Services — 0.2%
22,200	Equifax Inc.	$604,284
16,800	Manpower Inc.	714,168
27,700	Robert Half International Inc. (a)	592,503

	Total Professional Services	1,910,955

Road & Rail — 1.8%
3,300	Con-way Inc. (a)	105,930
566,200	Norfolk Southern Corp. (a)	21,062,640
17,400	Ryder System Inc. (a)	490,332

	Total Road & Rail	21,658,902

Trading Companies & Distributors — 0.0%
20,800	GATX Corp.	523,744

	Total Industrials	109,538,965

INFORMATION TECHNOLOGY — 11.8%

Communication Equipment — 1.2%
245,300	Harris Corp.	7,623,924
60,936	Harris Stratex Networks Inc., Class A Shares*	290,665
421,750	Nokia Corp., ADR	6,452,775

	Total Communication Equipment	14,367,364

Computers & Peripherals — 0.9%
90,100	International Business Machines Corp.	9,575,828
74,500	Seagate Technology	648,895

	Total Computers & Peripherals	10,224,723

Electronic Equipment & Instruments — 2.0%
36,700	Arrow Electronics Inc.*	887,773
43,100	Avnet Inc.*	991,731
20,800	Corning Inc.	305,760
3,150,000	Flextronics International Ltd.*	12,474,000
590,200	Ingram Micro Inc., Class A Shares*	9,750,104

	Total Electronic Equipment & Instruments	24,409,368

IT Services — 2.1%
182,000	DST Systems Inc.*	6,970,600
20,400	Hewitt Associates Inc., Class A Shares*	591,600
13,700	SAIC Inc.*	239,339
990,000	Western Union Co.	17,453,700

	Total IT Services	25,255,239

Office Electronics — 0.8%
1,476,600	Xerox Corp.	10,040,880

Semiconductors & Semiconductor Equipments — 1.4%
34,400	Analog Devices Inc.	839,704
915,000	Intel Corp.	14,383,800
25,900	Lam Research Corp. (a)*	678,321
50,600	National Semiconductor Corp. (a)	702,328

	Total Semiconductors & Semiconductor Equipments	16,604,153

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Software — 3.4%
22,300	Autodesk Inc.*	$478,558
530,000	CA Inc.	9,248,500
208,000	Electronic Arts Inc.*	4,781,920
1,227,000	Microsoft Corp.	25,632,030

	Total Software	40,141,008

	Total Information Technology	141,042,735

MATERIALS — 1.1%

Chemicals — 1.1%
480,000	EI Du Pont de Nemours & Co. (a)	13,665,600

TELECOMMUNICATION SERVICES — 5.1%

Diversified Telecommunication Services — 4.3%
699,234	AT&T Inc.	17,334,011
236,900	Embarq Corp.	9,954,538
518,300	Verizon Communications	15,165,458
1,045,400	Windstream Corp.	8,791,814

	Total Diversified Telecommunication Services	51,245,821

Wireless Telecommunication Services — 0.8%
505,400	Vodafone Group PLC, ADR (a)	9,511,628

	Total Telecommunication Services	60,757,449

UTILITIES — 3.8%

Electric Utilities — 2.7%
291,900	Edison International	8,535,156
190,000	Entergy Corp. (a)	14,177,800
155,500	FPL Group Inc. (a)	8,790,415

	Total Electric Utilities	31,503,371

Multi-Utilities — 1.1%
334,700	Ameren Corp. (a)	7,785,122
175,000	Dominion Resources Inc.	5,563,250
17,800	TECO Energy Inc.	199,716

	Total Multi-Utilities	13,548,088

	Total Utilities	45,051,459

	TOTAL COMMON STOCKS (Cost — $1,253,418,908)	1,190,189,001

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,253,418,908)	1,190,189,001

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 25.7%
MONEY MARKET FUND — 24.7%
$295,091,914	The AIM STIT -Liquid Assets Portfolio (c) (Cost — $295,091,914)	295,091,914

TIME DEPOSITS — 1.0%

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Face
Amount	Security	Value

$12,157,917	Wells Fargo — Grand Cayman, 0.060% due 6/1/09 (Cost — $12,157,917)	$12,157,917

	TOTAL SHORT-TERM INVESTMENTS (Cost — $307,249,831)	307,249,831

	TOTAL INVESTMENTS — 125.0% (Cost — $1,560,668,739#)	1,497,438,832

	Liabilities in Excess of Other Assets — (25.0)%	(299,739,906)

	TOTAL NET ASSETS — 100.0%	$1,197,698,926

*	Non-income producing securities.

(a)	All of a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.0%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

ADR	—	American Depositary Receipts

Summary of Investments by Security Type*

Energy	15.1%
Consumer Staples	12.5
Financials	9.7
Health Care	9.6
Information Technology	9.4
Consumer Discretionary	7.9
Industrials	7.3
Telecommunication Services	4.1
Utilities	3.0
Materials	0.9
Short-Term Investments	20.5

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.1%

CONSUMER DISCRETIONARY — 13.7%

Diversified Consumer Services — 4.1%
31,600	American Public Education Inc.*	$1,032,372
86,300	Coinstar Inc.*	2,556,206
183,900	Grand Canyon Education Inc. (a)*	2,493,684
97,850	K12 Inc. (a)*	1,712,375
41,900	New Oriental Education & Technology Group Inc., ADR*	2,302,824
562,700	Stewart Enterprises Inc., Class A Shares (a)	2,323,951

	Total Diversified Consumer Services	12,421,412

Hotels, Restaurants & Leisure — 0.7%
35,700	Ctrip.com International Ltd., ADR	1,461,915
42,000	Red Robin Gourmet Burgers Inc.*	726,600

	Total Hotels, Restaurants & Leisure	2,188,515

Household Durables — 0.4%
82,800	KB Home (a)	1,242,000

Internet & Catalog Retail — 1.2%
58,650	NetFlix Inc. (a)*	2,311,983
90,200	NutriSystem Inc. (a)	1,235,740

	Total Internet & Catalog Retail	3,547,723

Media — 0.5%
184,200	MDC Partners Inc., Class A Shares (b)*	1,013,100
49,700	Rentrak Corp. (b)*	482,090

	Total Media	1,495,190

Specialty Retail — 5.2%
58,400	Aeropostale Inc. (a)*	2,021,808
155,100	AnnTaylor Stores Corp.*	1,135,332
129,859	bebe stores inc.	1,046,664
328,850	Chico’s FAS Inc. (a)*	3,209,576
120,950	Dick’s Sporting Goods Inc.*	2,152,910
47,400	Gymboree Corp.*	1,746,690
137,200	J Crew Group Inc. (a)*	3,547,992
112,100	Zumiez Inc. (a)*	999,932

	Total Specialty Retail	15,860,904

Textiles, Apparel & Luxury Goods — 1.6%
121,500	Lululemon Athletica Inc. (a)*	1,534,545
142,300	True Religion Apparel Inc.*	3,281,438

	Total Textiles, Apparel & Luxury Goods	4,815,983

	Total Consumer Discretionary	41,571,727

CONSUMER STAPLES — 0.4%

Food Products — 0.4%
31,200	Sanderson Farms Inc.	1,360,632

ENERGY — 8.9%

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Energy Equipment & Services — 6.4%
238,700	Complete Production Services Inc.*	$1,689,996
163,780	Exterran Holdings Inc. (a)*	3,260,860
254,600	Key Energy Services Inc.*	1,642,170
116,000	Oil States International Inc.*	3,031,080
163,500	Patterson UTI Energy Inc.	2,344,590
248,400	Pioneer Drilling Co.*	1,554,984
260,500	Superior Energy Services Inc. (a)*	6,007,130

	Total Energy Equipment & Services	19,530,810

Oil, Gas & Consumable Fuels — 2.5%
137,150	Foundation Coal Holdings Inc. (a)	4,025,352
154,998	Quicksilver Resources Inc.*	1,743,728
124,900	T-3 Energy Services Inc.*	1,813,548

	Total Oil, Gas & Consumable Fuels	7,582,628

	Total Energy	27,113,438

FINANCIALS — 3.3%

Capital Markets — 0.4%
75,700	Riskmetrics Group Inc. (a)*	1,216,499

Commercial Banks — 2.0%
140,700	Signature Bank*	3,805,935
139,000	Texas Capital Bancshares Inc.*	2,133,650

	Total Commercial Banks	5,939,585

Insurance — 0.9%
118,500	Tower Group Inc.	2,830,965

	Total Financials	9,987,049

HEALTH CARE — 26.6%

Biotechnology — 9.9%
162,600	Acorda Therapeutics Inc.*	4,014,594
117,430	Alexion Pharmaceuticals Inc.*	4,286,194
221,300	Allos Therapeutics Inc.*	1,611,064
184,000	Array Biopharma Inc. (a)*	572,240
223,500	Celera Corp.*	1,691,895
43,800	Cephalon Inc. (a)*	2,553,978
79,800	Cubist Pharmaceuticals Inc. (a)*	1,361,388
153,400	InterMune Inc.*	1,813,188
121,650	OSI Pharmaceuticals Inc. (a)*	4,111,770
50,000	United Therapeutics Corp.*	4,007,500
131,500	Vertex Pharmaceuticals Inc. (a)*	3,920,015

	Total Biotechnology	29,943,826

Health Care Equipment & Supplies — 6.4%
262,300	American Medical Systems Holdings Inc.*	3,979,091
117,300	Cyberonics Inc.*	1,699,677
368,100	ev3 Inc.*	3,364,434
47,600	Greatbatch Inc.*	983,416
214,838	Immucor Inc. (a)*	3,233,312

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

108,200	Masimo Corp.*	$2,590,308
50,300	NuVasive Inc. (a)*	1,816,836
410,400	Spectranetics Corp. (b)*	1,822,176

	Total Health Care Equipment & Supplies	19,489,250

Health Care Providers & Services — 3.4%
38,500	Amedisys Inc. (a)*	1,171,170
52,400	Bio-Reference Labs Inc.*	1,425,804
94,700	Brookdale Senior Living Inc. (a)	1,097,573
71,300	CardioNet Inc. (a)*	1,262,723
66,700	Genoptix Inc.*	1,939,636
42,700	Mednax Inc.*	1,729,350
171,900	Sun Healthcare Group Inc.*	1,593,513

	Total Health Care Providers & Services	10,219,769

Health Care Technology — 1.9%
418,100	Phase Forward Inc. (a)*	5,853,400

Life Sciences Tools & Services — 2.3%
77,900	Illumina Inc. (a)*	2,859,709
70,400	Kendle International Inc. (a)*	732,160
121,900	PerkinElmer Inc.	1,983,313
41,000	Varian Inc.*	1,427,620

	Total Life Sciences Tools & Services	7,002,802

Pharmaceuticals — 2.7%
344,800	Adolor Corp.*	706,840
263,000	Medicines Co. (a)*	2,014,580
187,650	Medicis Pharmaceutical Corp., Class A Shares	2,949,858
253,300	Questcor Pharmaceuticals Inc.*	1,079,058
250,000	Santarus Inc.*	505,000
61,100	XenoPort Inc. (a)*	1,057,641

	Total Pharmaceuticals	8,312,977

	Total Health Care	80,822,024

INDUSTRIALS — 15.7%

Aerospace & Defense — 2.7%
22,200	American Science & Engineering Inc.	1,388,166
43,200	Axsys Technologies Inc.*	2,120,256
33,900	Hexcel Corp.*	362,391
60,600	TransDigm Group Inc.*	2,376,732
50,900	Triumph Group Inc.	2,005,969

	Total Aerospace & Defense	8,253,514

Commercial Services & Supplies — 1.3%
239,200	The Geo Group Inc.*	3,908,528

Construction & Engineering — 0.9%
126,300	Perini Corp. (a)*	2,608,095

Electrical Equipment — 0.8%
67,500	Energy Conversion Devices Inc. (a)*	1,161,675
30,600	Powell Industries Inc.*	1,202,274

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

	Total Electrical Equipment	$2,363,949

Machinery — 4.5%
161,194	Actuant Corp., Class A Shares	1,979,462
33,900	Badger Meter Inc.	1,377,018
108,150	Bucyrus International Inc.	3,101,742
414,400	Colfax Corp.*	3,373,216
143,200	Force Protection Inc.*	1,235,816
84,700	Wabtec Corp.	3,022,096

	Total Machinery	14,089,350

Marine — 1.1%
41,200	Diana Shipping Inc.	742,836
33,100	Genco Shipping & Trading Ltd. (a)	865,565
49,450	Kirby Corp.*	1,662,509

	Total Marine	3,270,910

Professional Services — 1.5%
196,300	Hill International Inc.*	796,978
61,050	Huron Consulting Group Inc. (a)*	2,797,922
135,900	MPS Group Inc.*	1,031,481

	Total Professional Services	4,626,381

Road & Rail — 1.0%
95,500	J.B. Hunt Transport Services Inc.	2,934,715

Trading Companies & Distributors — 1.2%
84,700	Titan Machinery Inc.*	1,063,832
55,400	Watsco Inc.	2,727,342

	Total Trading Companies & Distributors	3,791,174

Transportation Infrastructure — 0.7%
125,300	Aegean Marine Petroleum Network Inc. (a)	1,998,535

	Total Industrials	47,845,151

INFORMATION TECHNOLOGY — 26.4%

Communication Equipment — 2.0%
134,100	Harmonic Inc.*	775,098
388,300	JDS Uniphase Corp.*	2,092,937
184,300	Polycom Inc.*	3,190,233

	Total Communication Equipment	6,058,268

Computers & Peripherals — 0.6%
70,450	Data Domain Inc.*	1,794,362

Internet Software & Services — 3.6%
55,400	AsiaInfo Holdings Inc.*	1,161,184
84,800	comScore Inc.*	945,520
16,000	Equinix Inc. (a)*	1,190,400
216,700	Omniture Inc. (a)*	2,561,394
620,000	Skillsoft PLC, ADR*	5,065,400

	Total Internet Software & Services	10,923,898

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

IT Services — 0.8%
194,650	Cybersource Corp. (a)*	$2,530,450

Semiconductors & Semiconductor Equipment — 7.0%
133,800	Atheros Communications Inc.*	2,242,488
96,300	ATMI Inc.*	1,562,949
61,800	Cavium Networks Inc.*	892,392
217,200	Integrated Device Technology Inc.*	1,222,836
133,400	IXYS Corp.	1,263,298
99,000	Monolithic Power Systems Inc.*	2,050,290
40,800	Netlogic Microsystems Inc.*	1,334,976
86,900	Power Integrations Inc.	1,917,014
160,400	Riverbed Technology Inc.*	3,222,436
42,400	Silicon Laboratories Inc.*	1,425,488
39,900	Tessera Technologies Inc.*	938,847
56,950	Varian Semiconductor Equipment Associates Inc.*	1,339,464
143,400	Verigy Ltd.*	1,720,800

	Total Semiconductors & Semiconductor Equipment	21,133,278

Software — 12.4%
40,400	Ansys Inc.*	1,206,344
237,200	Cadence Design Systems Inc.*	1,340,180
10,600	Changyou.com Ltd., ADR*	348,740
268,400	Commvault Systems Inc.*	3,314,740
105,500	Concur Technologies Inc.*	3,112,250
271,385	Informatica Corp.*	4,431,717
80,700	MICROS Systems Inc. (a)*	2,107,884
181,051	Net 1 UEPS Technologies Inc.*	2,210,633
46,600	NICE Systems Ltd., ADR*	1,069,936
623,700	Nuance Communications Inc.*	7,733,879
301,300	Quest Software Inc.*	3,892,796
195,700	Red Hat Inc.*	3,904,215
67,950	SolarWinds Inc.*	1,019,250
61,300	Ultimate Software Group Inc. (a)*	1,245,003
99,868	Verint Systems Inc.*	850,875

	Total Software	37,788,442

	Total Information Technology	80,228,698

MATERIALS — 1.9%

Chemicals — 1.2%
214,700	Flotek Industries Inc. (a)*	450,870
97,300	Intrepid Potash Inc. (a)*	3,171,980

	Total Chemicals	3,622,850

Metals & Mining — 0.7%
214,300	Thompson Creek Metals Co. Inc.*	2,057,280

	Total Materials	5,680,130

TELECOMMUNICATION SERVICES — 0.2%

Diversified Telecommunication Services — 0.2%
25,800	Neutral Tandem Inc.*	748,200

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

	TOTAL COMMON STOCKS (Cost — $312,307,893)	$295,357,049

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $312,307,893)	295,357,049

Face
Amount

SHORT-TERM INVESTMENTS (c) — 21.8%
MONEY MARKET FUND — 17.9%
$54,233,019	The AIM STIT — Liquid Assets Portfolio (d) (Cost — $54,233,019)	54,233,019

TIME DEPOSITS — 3.9%
11,921,798	Wells Fargo — Grand Cayman, 0.060% due 6/1/09 (Cost — $11,921,798)	11,921,798

	TOTAL SHORT-TERM INVESTMENTS (Cost — $66,154,817)	66,154,817

	TOTAL INVESTMENTS — 118.9% (Cost — $378,462,710#)	361,511,866

	Liabilities in Excess of Other Assets — (18.9)%	(57,460,424)

	TOTAL NET ASSETS — 100.0%	$304,051,442

*	Non-income producing securities.

(a)	All of a portion of this security is on loan (See Note 1).

(b)	Illiquid security.

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.9%.

(d)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipts

Summary of Investments by Security Type*

Health Care	22.3%
Information Technology	22.2
Industrials	13.2
Consumer Discretionary	11.5
Energy	7.5
Financials	2.8
Materials	1.6
Consumer Staples	0.4
Telecommunication Services	0.2
Short-Term Investments	18.3

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8%

CONSUMER DISCRETIONARY — 11.2%

Auto Components — 1.0%
13,600	Autoliv Inc.	$377,808
555,782	Modine Manufacturing Co.	2,484,346

	Total Auto Components	2,862,154

Diversified Consumer Services — 2.2%
42,800	Brink’s Home Security Holdings Inc.*	1,232,640
181,300	Service Corporation International	969,955
290,552	Universal Technical Institute Inc.*	4,041,578

	Total Diversified Consumer Services	6,244,173

Hotels, Restaurants & Leisure — 1.1%
27,900	CEC Entertainment Inc.*	896,427
48,400	International Speedway Corp., Class A Shares	1,199,836
41,000	Jack in the Box Inc.*	1,078,300

	Total Hotels, Restaurants & Leisure	3,174,563

Household Durables — 0.5%
20,700	Ethan Allen Interiors Inc.	253,782
40,400	MDC Holdings Inc.	1,240,684

	Total Household Durables	1,494,466

Leisure Equipment & Products — 0.4%
255,777	Arctic Cat Inc.	1,025,666
26,100	Callaway Golf Co. (a)	185,832

	Total Leisure Equipment & Products	1,211,498

Media — 0.3%
28,600	Meredith Corp.	771,056

Multiline Retail — 1.5%
21,100	Dollar Tree Inc.*	944,647
264,634	Fred’s Inc., Class A Shares	3,395,254

	Total Multiline Retail	4,339,901

Specialty Retail — 2.8%
25,300	Advance Auto Parts Inc.	1,077,527
44,100	bebe stores inc.	355,446
16,200	Childrens Place Retail Stores Inc. (The)*	581,742
29,000	Collective Brands Inc. (a)*	428,040
59,900	Finish Line Inc. (The), Class A Shares	413,909
29,500	Genesco Inc.*	760,805
56,200	Men’s Wearhouse Inc. (a)	960,458
44,700	PETsMART Inc.	910,092
10,500	Ross Stores Inc.	411,180
63,675	Stage Stores Inc.	772,378
56,500	The Cato Corp., Class A Shares	1,087,060

	Total Specialty Retail	7,758,637

Textiles, Apparel & Luxury Goods — 1.4%

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

30,400	Movado Group Inc.	$230,432
53,900	Phillips-Van Heusen Corp.	1,588,433
28,900	Skechers U.S.A. Inc., Class A Shares (a)*	274,550
24,900	Warnaco Group Inc.*	786,840
54,000	Wolverine World Wide Inc.	1,069,740

	Total Textiles, Apparel & Luxury Goods	3,949,995

	Total Consumer Discretionary	31,806,443

CONSUMER STAPLES — 6.8%

Beverages — 2.1%
898,700	Cott Corp.*	5,284,356
21,200	PepsiAmericas Inc. (a)	557,560

	Total Beverages	5,841,916

Food & Staples Retailing — 1.1%
47,000	Casey’s General Stores Inc. (a)	1,185,810
43,700	Ruddick Corp. (a)	1,099,492
23,800	Weis Markets Inc.	831,334

	Total Food & Staples Retailing	3,116,636

Food Products — 2.7%
55,400	Corn Products International Inc. (a)	1,463,114
305,300	Del Monte Foods Co.	2,497,354
28,300	The J.M. Smucker Co.	1,139,358
118,698	Tootsie Roll Industries Inc. (a)	2,670,705

	Total Food Products	7,770,531

Household Products — 0.4%
43,600	WD-40 Co.	1,132,728

Tobacco — 0.5%
36,700	Universal Corp., Richmond VA	1,359,001

	Total Consumer Staples	19,220,812

ENERGY — 7.4%

Energy Equipment & Services — 1.5%
32,700	CARBO Ceramics Inc. (a)	1,236,714
34,100	Lufkin Industries Inc.	1,547,458
28,600	Tidewater Inc. (a)	1,363,362

	Total Energy Equipment & Services	4,147,534

Oil, Gas & Consumable Fuels — 5.9%
21,300	Arch Coal Inc. (a)	394,689
66,300	Berry Petroleum Co., Class A Shares (a)	1,294,176
43,400	Cimarex Energy Co.	1,415,708
20,900	Encore Acquisition Co. (a)*	741,741
38,200	Forest Oil Corp.*	726,182
83,900	Frontier Oil Corp. (a)	1,465,733
113,556	General Maritime Corp.	1,087,866
48,300	Holly Corp. (a)	1,168,377
50,900	Newfield Exploration Co.*	1,838,508
40,800	Penn Virginia Corp.	780,096

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

56,800	St. Mary Land & Exploration Co.	$1,230,288
70,500	Tsakos Energy Navigation Ltd.	1,589,070
36,700	Whiting Petroleum Corp. (a)*	1,719,762
30,400	World Fuel Services Corp. (a)	1,290,176

	Total Oil, Gas & Consumable Fuels	16,742,372

	Total Energy	20,889,906

FINANCIALS — 15.5%

Capital Markets — 0.4%
49,100	Federated Investors Inc., Class B Shares	1,228,973

Commercial Banks — 4.0%
65,700	Bank of Hawaii Corp.	2,459,151
78,700	Boston Private Financial Holdings Inc.	391,926
34,000	Community Bank System Inc. (a)	527,000
25,200	Cullen/Frost Bankers Inc.	1,233,540
37,500	CVB Financial Corp. (a)	238,125
69,300	East-West Bancorp	559,251
39,200	First Midwest Bancorp Inc. (a)	341,040
18,954	Fulton Financial Corp.	110,123
39,445	Hancock Holding Co. (a)	1,377,814
47,900	Independent Bank Corp., (Massachusetts) (a)	973,328
65,700	NBT Bancorp Inc. (a)	1,441,458
21,500	S&T Bancorp Inc. (a)	321,210
175,500	Sterling Bancshares Inc. (a)	1,112,670
23,500	WesBanco Inc.	386,105

	Total Commercial Banks	11,472,741

Consumer Finance — 0.2%
146,900	Advance America Cash Advance Centers Inc.	661,050

Insurance — 5.6%
159,000	American Equity Investment Life Holding Co.	923,790
67,100	American Financial Group Inc.	1,437,282
65,550	Delphi Financial Group, Class A Shares	1,248,072
46,200	Harleysville Group Inc. (a)	1,353,198
72,300	Infinity Property & Casualty Corp.	2,661,362
39,000	IPC Holdings Ltd.	969,150
66,500	Platinum Underwriters Holdings Ltd.	1,917,195
22,100	RLI Corp. (a)	1,035,606
99,800	Selective Insurance Group (a)	1,318,358
11,200	StanCorp Financial Group Inc.	347,424
59,200	W.R. Berkley Corp. (a)	1,284,048
46,600	Zenith National Insurance Corp.	999,570

	Total Insurance	15,495,055

Real Estate Investment Trusts (REITs) — 5.3%
51,864	Brandywine Realty Trust	386,387
316,200	Chimera Investment Corp.	1,103,538
803,813	Education Realty Trust Inc.	3,745,768
72,700	Equity One Inc. (a)	1,049,788
93,700	Franklin Street Properties Corp. (a)	1,180,620
68,700	Healthcare Realty Trust	1,131,489

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

62,000	Highwoods Properties Inc.	$1,402,440
213,600	HRPT Properties Trust	1,014,600
46,500	Nationwide Health Properties Inc.	1,235,505
51,800	Sovran Self Storage Inc.	1,251,488
15,193	Walter Investment Management Corp.*	205,106
58,800	Washington Real Estate Investment Trust (a)	1,285,368

	Total Real Estate Investment Trusts (REITs)	14,992,097

	Total Financials	43,849,916

HEALTH CARE — 6.3%

Health Care Equipment & Supplies — 4.7%
42,800	Cooper Cos. Inc. (The)	1,134,628
97,295	ICU Medical Inc.*	3,518,187
65,000	Invacare Corp.	1,103,700
285,489	Merit Medical Systems Inc.*	3,908,344
66,900	STERIS Corp. (a)	1,580,847
27,100	Teleflex Inc.	1,215,435
33,700	West Pharmaceutical Services Inc. (a)	1,089,184

	Total Health Care Equipment & Supplies	13,550,325

Health Care Providers & Services — 1.1%
50,000	Alliance HealthCare Services Inc.*	345,000
600	Chemed Corp.	22,962
32,000	Owens & Minor Inc. (a)	1,121,920
28,000	Universal Health Services Inc., Class B Shares	1,538,040

	Total Health Care Providers & Services	3,027,922

Life Sciences Tools & Services — 0.5%
82,106	PerkinElmer Inc.	1,335,865

	Total Health Care	17,914,112

INDUSTRIALS — 18.7%

Aerospace & Defense — 0.4%
39,300	Curtiss-Wright Corp.	1,150,704

Airlines — 0.3%
77,700	SkyWest Inc.	796,425

Building Products — 0.8%
42,100	Insteel Industries Inc.	362,902
37,900	Lennox International Inc.	1,175,279
168,100	NCI Building Systems Inc. (a)*	756,450

	Total Building Products	2,294,631

Commercial Services & Supplies — 3.4%
931,380	ACCO Brands Corp.*	2,747,571
79,000	Brink’s Co.	2,100,610
121,700	Ennis Inc.	1,314,360
485,133	Schawk Inc.	3,395,931
1,200	Viad Corp.	17,628

	Total Commercial Services & Supplies	9,576,100

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Construction & Engineering — 2.0%
28,100	Granite Construction Inc. (a)	$1,027,055
595,648	Great Lakes Dredge & Dock Corp.	3,103,326
74,600	KBR Inc.	1,374,132
9,550	MasTec Inc.*	123,673

	Total Construction & Engineering	5,628,186

Electrical Equipment — 3.1%
42,800	Acuity Brands Inc. (a)	1,163,304
66,400	Belden CDT Inc.	1,216,448
270,146	EnerSys*	4,376,365
51,100	Regal-Beloit Corp. (a)	2,018,961

	Total Electrical Equipment	8,775,078

Industrial Conglomerates — 0.1%
20,900	Otter Tail Corp.	396,473

Machinery — 6.2%
70,400	Actuant Corp., Class A Shares	864,512
81,600	Barnes Group Inc. (a)	1,245,216
219,694	Briggs & Stratton Corp. (a)	3,339,350
56,100	Bucyrus International Inc.	1,608,948
57,500	Crane Co. (a)	1,355,850
163,284	FreightCar America Inc.	2,731,741
35,100	Gardner Denver Inc.*	994,734
77,000	Harsco Corp.	2,237,620
48,800	Kennametal Inc.	921,344
25,600	Lincoln Electric Holdings Inc.	1,044,480
46,700	Mueller Industries Inc.	1,025,999
14,600	Wabtec Corp.	520,928

	Total Machinery	17,890,722

Marine — 0.8%
47,100	Alexander & Baldwin Inc.	1,165,725
31,100	Kirby Corp.*	1,045,582

	Total Marine	2,211,307

Road & Rail — 1.2%
37,200	Saia Inc.*	511,500
168,100	Werner Enterprises Inc. (a)	3,024,119

	Total Road & Rail	3,535,619

Trading Companies & Distributors — 0.4%
54,700	Applied Industrial Technologies Inc. (a)	1,136,119

	Total Industrials	53,391,364

INFORMATION TECHNOLOGY — 9.6%

Communication Equipment — 0.3%
106,500	Brocade Communications Systems Inc. (a)*	781,710

Computers & Peripherals — 0.5%
47,700	Diebold Inc.	1,179,144
18,300	Electronics for Imaging Inc.*	186,111

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	Total Computers & Peripherals	$1,365,255

Electronic Equipment & Instruments — 3.5%
108,000	AVX Corp.	1,002,240
55,700	Checkpoint Systems Inc.*	782,028
320,840	Cognex Corp.	4,199,795
133,200	Jabil Circuit Inc.	1,042,956
65,600	Tech Data Corp.*	2,100,512
140,500	Vishay Intertechnology Inc.*	776,965

	Total Electronic Equipment & Instruments	9,904,496

IT Services — 0.7%
1,198,237	Lionbridge Technologies Inc.*	1,977,091

Semiconductors & Semiconductor Equipment — 2.8%
130,000	Amkor Technology Inc. (a)*	590,200
197,900	Cirrus Logic Inc.*	769,831
180,155	Cohu Inc.	1,666,434
83,600	ON Semiconductor Corp.*	572,660
399,787	Zoran Corp. (a)*	4,429,640

	Total Semiconductors & Semiconductor Equipment	8,028,765

Software — 1.8%
121,000	Compuware Corp.*	923,230
89,200	Parametric Technology Corp.*	1,032,936
39,700	QAD Inc.	118,306
42,200	Sybase Inc. (a)*	1,372,766
84,500	Synopsys Inc.*	1,646,060

	Total Software	5,093,298

	Total Information Technology	27,150,615

MATERIALS — 12.4%

Chemicals — 7.1%
50,000	Albemarle Corp.	1,411,000
139,788	Calgon Carbon Corp.*	1,611,756
47,700	Cytec Industries Inc.	1,024,596
41,100	FMC Corp.	2,233,785
75,100	Innophos Holdings Inc.	1,170,809
30,700	Lubrizol Corp.	1,371,369
93,900	Methanex Corp.	1,124,922
88,100	Olin Corp. (a)	1,177,016
76,300	RPM International Inc.	1,168,916
47,800	Sensient Technologies Corp. (a)	1,095,576
966,260	Solutia Inc.*	4,734,673
42,100	Terra Industries Inc.	1,169,959
49,500	Valspar Corp.	1,131,075

	Total Chemicals	20,425,452

Containers & Packaging — 1.7%
78,000	Crown Holdings Inc.*	1,833,000
532,500	Intertape Polymer Group Inc.*	639,000
22,500	Silgan Holdings Inc.	995,850
51,300	Sonoco Products Co.	1,249,668

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

	Total Containers & Packaging	$4,717,518

Metals & Mining — 3.6%
53,464	Carpenter Technology Corp.	1,201,871
34,300	Cliffs Natural Resources Inc.	934,675
86,800	Commercial Metals Co.	1,472,996
23,300	Compass Minerals International Inc. (a)	1,249,579
142,600	IAMGOLD Corp.	1,607,102
19,500	Kaiser Aluminum Corp. (a)	605,865
31,900	Royal Gold Inc.	1,485,583
47,900	Walter Industries Inc.	1,563,456

	Total Metals & Mining	10,121,127

	Total Materials	35,264,097

TELECOMMUNICATION SERVICES — 0.4%

Diversified Telecommunication Services — 0.4%
92,100	Premiere Global Services Inc.*	1,102,437

UTILITIES — 5.5%

Electric Utilities — 1.2%
57,900	Cleco Corp. (a)	1,184,634
72,700	El Paso Electric Co.*	962,548
66,800	Westar Energy Inc. (a)	1,192,380

	Total Electric Utilities	3,339,562

Gas Utilities — 3.3%
39,200	AGL Resources Inc.	1,133,664
47,700	Atmos Energy Corp. (a)	1,144,800
33,200	Energen Corp.	1,235,704
36,900	National Fuel Gas Co.	1,237,257
106,600	Southwest Gas Corp.	2,215,148
51,500	UGI Corp.	1,241,665
35,100	WGL Holdings Inc. (a)	1,043,172

	Total Gas Utilities	9,251,410

Multi-Utilities — 1.0%
23,700	Black Hills Corp. (a)	507,180
45,800	OGE Energy Corp.	1,182,556
54,100	Vectren Corp. (a)	1,230,775

	Total Multi-Utilities	2,920,511

	Total Utilities	15,511,483

	TOTAL COMMON STOCKS (Cost — $298,017,920)	266,101,185

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $298,017,920)	266,101,185

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 23.2%
COMMERCIAL PAPER — 0.8%
$2,185,000	BNP Paribas Finance Inc., 0.210% due 6/1/09 (c)

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Face
Amount	Security	Value

	(Cost — $2,184,962)	$2,184,962

MONEY MARKET FUND — 17.4%
$49,304,395	The AIM STIT — Liquid Assets Portfolio (d) (Cost — $49,304,395)	49,304,395

TIME DEPOSITS — 5.0%
3,952	BBH — Grand Cayman, 0.060% due 6/1/09	3,952
14,244,495	Wells Fargo — Grand Cayman, 0.060% due 6/1/09	14,244,495

	TOTAL TIME DEPOSITS (Cost — $14,248,447)	14,248,447

	TOTAL SHORT-TERM INVESTMENTS (Cost — $65,737,804)	65,737,804

	TOTAL INVESTMENTS — 117.0% (Cost — $363,755,724#)	331,838,989

	Liabilities in Excess of Other Assets — (17.0)%	(48,291,084)

	TOTAL NET ASSETS — 100.0%	$283,547,905

*	Non-income producing securities.

(a)	All of a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.8%.

(c)	Rate shown represents yield-to-maturity.

(d)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Security Type*

Industrials	16.1%
Financials	13.2
Materials	10.6
Consumer Discretionary	9.6
Information Technology	8.2
Energy	6.3
Consumer Staples	5.8
Health Care	5.4
Utilities	4.7
Telecommunication Services	0.3
Short-Term Investments	19.8

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.0%

Australia — 1.5%
5,614	Adelaide Brighton Ltd.	$10,298
71,735	Aspen Group	18,194
20,873	Australian Worldwide Exploration Ltd.	48,461
928	Bank of Queensland Ltd.	5,785
14,740	Beach Petroleum Ltd.	9,232
29,980	Centennial Coal Co., Ltd.	54,110
140,701	CSL Ltd. Australia	3,287,626
18,874	Downer EDI Ltd.	71,320
6,663	DUET Group	9,449
91,320	Emeco Holdings Ltd.	31,986
18,988	Energy Developments Ltd.	22,499
7,760	Felix Resources Ltd.	74,103
8,053	Fleetwood Corp., Ltd.	41,561
6,565	Flight Centre Ltd.	38,818
26,660	Hastings Diversified Utilities Fund	25,985
7,871	Healthscope Ltd.	24,999
44,480	ING Industrial Fund	8,917
9,677	Kingsgate Consolidated Ltd.*	47,048
15,915	MacArthur Coal Ltd.	69,803
153,387	Macquarie CountryWide Trust	53,103
251,867	Macquarie DDR Trust	24,537
66,900	Macquarie Group Ltd. (a)	1,717,461
11,788	Macquarie Media Group Ltd.	13,706
5,901	Metcash Ltd.	19,740
125,304	Mount Gibson Iron Ltd.*	78,377
154,850	National Australia Bank Ltd.	2,747,897
73,072	NRW Holdings Ltd.	53,680
133,772	Orica Ltd.	2,159,432
16,223	Sally Malay Mining Ltd.	26,776
16,416	Sigma Pharmaceuticals Ltd.	13,169
10,881	Skilled Group Ltd.	11,291

	Total Australia	10,819,363

Austria — 0.2%
938	Conwert Immobilien Invest SE*	7,912
28,736	OMV AG	1,164,349
1,244	Semperit AG Holding	35,955

	Total Austria	1,208,216

Belgium — 0.6%
98,445	Anheuser-Busch InBev NV	3,476,707
1,844	Arseus NV	18,969
781	Compagnie d’Entreprises CFE	36,002
277	D’ieteren SA	56,808
2,116	Econocom Group	14,743
3,298	Euronav NV	55,227
1,508	Gimv NV	76,728
551	Kinepolis Group NV	17,281
214	Leasinvest Real Estate SCA	16,905
351	Telenet Group Holding NV*	6,989
3,630	Tessenderlo Chemie NV	122,823

	Total Belgium	3,899,182

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Bermuda — 0.4%
24,500	Covidien Ltd.	$875,140
17,101	Hiscox Ltd.	90,383
4,244	Lancashire Holdings Ltd.*	32,227
81,490	Signet Jewelers Ltd.*	1,467,328

	Total Bermuda	2,465,078

Brazil — 4.0%
286,600	BM&F BOVESPA SA	1,657,060
53,390	Brasil Telecom Participacoes SA, ADR	2,390,270
105,400	Cia Paranaense de Energia, ADR (b)	1,485,086
78,500	Empresa Brasileira de Aeronautica SA, ADR (b)	1,505,630
140,000	Gafisa SA	1,266,099
172,097	Itau Unibanco Banco Multiplo SA, ADR	2,762,157
195,227	Petroleo Brasileiro SA, ADR	8,595,845
282,184	Redecard SA	4,123,263
208,074	Vale SA, ADR (b)	3,984,617

	Total Brazil	27,770,027

Canada — 4.7%
25,948	Cameco Corp.	710,427
64,560	Canadian National Railway Co.	2,767,699
51,360	Canadian Natural Resources Ltd.	3,032,119
36,806	Canadian Pacific Railway Ltd.	1,490,910
50,178	Niko Resources Ltd.	3,502,526
16,578	Petro-Canada	718,415
55,606	Potash Corp. of Saskatchewan	6,441,400
213,843	Rogers Communications Inc., Class B Shares	6,324,961
130,104	Suncor Energy Inc.	4,540,168
204,000	Talisman Energy Inc.	3,296,086

	Total Canada	32,824,711

China — 3.9%
7,100	Baidu.com Inc., ADR*	1,874,045
4,920,000	Bank of China Ltd.	2,215,400
1,056,500	China Life Insurance Co., Ltd.	3,858,250
1,500,541	China Merchants Bank Co., Ltd., Class H Shares (b)	3,075,398
1,042,200	China Petroleum & Chemical Corp., Class H Shares	851,178
695,400	Dongfang Electric Corp. Ltd.	2,709,868
13,021,400	Industrials & Commercial Bank of China	8,195,210
349,500	Ping An Insurance Group Co. of China Ltd.	2,434,070
4,297,000	Want Want China Holdings Ltd.	2,095,258
226,000	Win Hanverky Holdings Ltd.	19,957

	Total China	27,328,634

Cyprus — 0.0%
9,000	Deep Sea Supply PLC	11,460

Denmark — 2.8%
679	Amagerbanken AS*	9,093
751	Auriga Industries	14,176
46,506	Carlsberg AS, Class B Shares	2,972,589
1,956	D/S Norden (b)	75,818

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

101,600	H. Lundbeck AS	$2,275,385
79,740	Novo Nordisk A/S, Class B Shares	4,149,236
131,465	Vestas Wind Systems AS (a)*	9,613,014
13,893	William Demant Holding*	784,169

	Total Denmark	19,893,480

Finland — 1.2%
16,246	Citycon OYJ	41,067
71,669	Fortum OYJ	1,759,407
228	Lemminkainen OYJ	6,332
404,536	Nokia OYJ (b)	6,190,924
15,059	Oriola-KD OYJ	50,495
17,896	Raisio PLC, Class V Shares	48,489
3,900	Sponda OYJ (b)*	11,781
6,078	Tietoenator OYJ	87,654

	Total Finland	8,196,149

France — 8.5%
7,211	Acanthe Developpement SA	13,279
30,990	Accor SA (b)	1,377,923
14,520	Air Liquide	1,349,572
29,492	Alstom SA	1,871,877
2,620	Arkema*	71,991
3,690	Assystem	27,201
395,499	AXA	7,400,231
131,678	BNP Paribas (b)	9,147,281
2,498	Boiron SA	74,540
27,172	Casino Guichard Perrachon SA (b)	1,981,456
1,699	Cegid Group	26,781
58,867	Cie de Saint-Gobain	2,146,265
1,452	Devoteam SA	25,203
577	Esso SA Francaise	77,140
746	Etablissements Maurel et Prom	12,993
1,141	Etam Developpement SA	22,580
69,594	France Telecom SA (b)	1,700,282
63,717	GDF Suez	2,509,916
1,936	GFI Informatique*	8,328
97,660	Groupe Danone (b)	4,862,158
118	Iliad SA	13,132
20,056	Ipsen SA	938,372
41,261	Lafarge SA (b)*	2,830,723
11,106	Lafarge SA*	699,675
313	LDC	32,224
304	LISI	13,744
40,099	L’Oreal SA	3,167,756
51,001	LVMH Moet Hennessy Louis Vuitton SA (b)	4,236,569
1,026	Maisons France Confort	31,975
2,548	Nexity	87,747
625	Pierre & Vacances	42,750
306	Rallye SA	8,247
132	SA des Ciments Vicat	7,830
24,417	Sanofi-Aventis	1,554,237
1,216	Societe de la Tour Eiffel	46,935
345	Sopra Group SA	12,948
584	Spir Communication*	12,084

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

424	Sword Group	$10,326
155,432	Total SA (b)	8,989,634
1,331	Union Financiere de France BQE SA	49,799
70,388	Vivendi (b)	1,856,752

	Total France	59,350,456

Germany — 7.4%
23,265	Allianz AG	2,291,610
2,238	Arques Industries AG*	6,525
57,861	BASF AG	2,441,471
1,278	Bauer AG	55,404
40,891	Bayer AG	2,326,508
71,094	Bayerishe Motoren Werke AG	2,560,202
220	Bijou Brigitte AG	28,333
38,982	Daimler AG	1,428,525
2,027	Demag Cranes AG	49,606
66,888	Deutsche Bank AG (b)	4,496,263
847	Deutsche Beteiligungs AG	13,365
39,493	Deutsche Boerse AG (b)	3,445,344
137,069	Deutsche Lufthansa AG	1,897,197
927	Draegerwerk AG & Co. KGaA	26,426
1,917	Duerr AG	33,432
631	Dyckerhoff AG	38,309
166,155	E.ON AG	5,870,020
84,956	Fresenius Medical Care AG & Co. KGaA	3,557,879
605	Grenkeleasing AG	22,913
57,858	Hannover Rueckversicherung AG*	2,173,561
14,284	Hochtief AG	692,327
2,117	Indus Holding AG	33,650
2,396	Jungheinrich AG	38,337
2,117	Lanxess AG	49,328
24,951	Linde AG (b)	2,082,603
2,598	Loewe AG	30,724
57,706	Metro AG	3,107,631
2,594	MTU Aero Engines Holding AG (b)	84,067
1,302	R Stahl AG	25,832
20,555	RWE AG	1,707,981
169,164	SAP AG	7,276,651
4,518	Sixt AG	89,526
726	Stada Arzneimittel AG	18,715
3,661	Telegate AG	40,479
141,197	ThyssenKrupp AG	3,600,868
4,983	Tognum AG	75,611
1,694	Wincor Nixdorf AG	101,793

	Total Germany	51,819,016

Greece — 1.1%
8,415	Aegean Airlines SA*	48,311
86,611	Alapis Holding Industrial and Commercial SA*	114,127
6,212	Athens Medical Center SA	15,433
1,852	Eurobank Properties Real Estate Investment Co.	18,331
2,716	Heracles General Cement Co. SA	26,267
12,384	Michaniki SA	37,079
120,260	National Bank of Greece SA*	3,325,756
34,100	OPAP SA	1,052,723

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

121,471	Public Power Corp.	$2,756,643
1,815	S&B Industrial Minerals SA*	12,597
4,493	Sidenor Steel Products Manufacturing Co. SA	28,920

	Total Greece	7,436,187

Guernsey — 0.2%
80,400	Amdocs Ltd.*	1,739,856

Hong Kong — 6.2%
160,000	Cheung Kong Holdings Ltd.	1,983,975
116,800	China Mobile Ltd.	1,142,126
1,063,200	China Resources Enterprise	2,346,471
1,682,000	China Unicom Ltd.*	2,082,831
154,000	Citic 1616 Holdings Ltd.	36,287
1,311,000	CNOOC Ltd.	1,726,340
5,584,700	Denway Motors Ltd.	2,705,542
146,000	Dickson Concepts International Ltd.	62,757
792,700	Esprit Holdings Ltd.	5,042,599
14,000	First Pacific Co.	6,974
7,000	Great Eagle Holdings Ltd.	14,587
194,000	Hang Lung Properties Ltd.	648,696
302,900	Hong Kong Exchanges and Clearing Ltd.	4,701,770
1,520,000	Huaneng Power International Inc., Class H Shares	998,007
404,000	Hutchison Whampoa Ltd.	2,828,170
335,000	Jardine Strategic Holdings Ltd.	4,757,000
84,000	Johnson Electric Holdings Ltd.	23,045
64,000	Lung Kee (Bermuda) Holdings	25,066
265,000	Meadville Holdings Ltd.	42,472
42,500	Neo-Neon Holdings Ltd.	16,050
84,000	Norstar Founders Group Ltd. (a)(c)	7,910
84,000	Pacific Century Premium Developments Ltd.*	19,432
316,000	Regal Real Estate Investment Trust	47,435
1,429,600	Shangri-La Asia Ltd.	2,228,334
371,000	Sun Hung Kai Properties Ltd.	4,634,902
561,400	Swire Pacific Ltd.	5,627,125
53,000	TAI Cheung Holdings	30,136
32,000	Texwinca Holdings Ltd.	22,505

	Total Hong Kong	43,808,544

India — 0.3%
66,578	ICICI Bank Ltd., ADR	2,073,239

Indonesia — 0.2%
1,942,500	PT Telekomunikasi Indonesia Tbk	1,411,179

Ireland — 0.3%
65,529	CRH PLC	1,527,440
4,508	DCC PLC	94,294
2,311	FBD Holdings PLC	23,400
43,508	Fyffes PLC	20,959
18,225	Greencore Group PLC	29,655
4,093	Origin Enterprises PLC*	11,954
65,714	Total Produce PLC	31,674
16,300	United Drug PLC	43,019

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

	Total Ireland	$1,782,395

Israel — 2.1%
312,929	Makhteshim-Agan Industries Ltd.	1,799,391
271,439	Teva Pharmaceutical Industries Ltd., ADR (b)	12,583,912

	Total Israel	14,383,303

Italy — 1.5%
5,306	ACEA SpA	68,733
5,103	Astaldi SpA	36,055
4,743	Benetton Group SpA	44,433
50,739	Cofide SpA*	31,677
1,133	Engineering Ingegneria Informatica SpA	28,673
99,688	Eni SpA	2,411,259
88,475	Fiat SpA	587,418
15,973	Hera SpA	36,860
51,237	IMMSI SpA*	61,699
2,184	Indesit Co. SpA*	14,631
1,357,086	Intesa Sanpaolo SpA*	4,905,249
9,865	Iride SpA*	18,602
2,409	Istituto Finanziario Industriale SpA	23,757
189	Italmobiliare SpA*	6,981
18,900	Maire Tecnimont SpA	55,927
341,016	Mediaset SpA	2,008,793
20,950	Recordati SpA	139,896
18,792	Sogefi SpA*	28,740

	Total Italy	10,509,383

Japan — 11.7%
5,100	Aica Kogyo Co. Ltd.	50,306
700	Aichi Bank Ltd. (The)	53,062
1,400	Aichi Corp.	6,051
4,200	Arc Land Sakamoto Co., Ltd.	36,294
2,800	Arcs Co., Ltd.	38,770
2,600	ASKUL Corp.	38,830
52,900	Astellas Pharma Inc.	1,792,928
2,000	Bank of Nagoya Ltd. (The)	9,131
2,700	BML Inc.	54,716
2,000	C Uyemura & Co., Ltd.	58,606
93,800	Canon Inc.	3,104,895
4,500	Cawachi Ltd.	83,895
10,000	Central Glass Co., Ltd.	37,860
230	Central Japan Railway Co.	1,469,608
7,900	Century Leasing System Inc.	72,599
7,000	Chugoku Marine Paints Ltd.	43,592
3,700	Circle K Sunkus Co., Ltd.	52,727
120	CMIC Co., Ltd.	27,594
6,000	COMSYS Holdings Corp.	63,164
9,500	Daifuku Co., Ltd.	69,035
6,000	Daiichikosho Co., Ltd.	59,013
44,100	Daikin Industries Ltd. (b)	1,359,186
40,000	Daito Trust Construction Co., Ltd.	1,810,300
427,000	Daiwa Securities Group Inc.	2,685,455
2,000	Doshisha Co., Ltd.	26,736
30,730	Fanuc Ltd.	2,475,931

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

47	Fields Corp.	$68,389
3,800	Foster Electric Co., Ltd.	44,633
2,000	Fuji Seal International Inc.	34,521
13,000	Fujitec Co., Ltd.	58,107
63	Future Architect Inc.	26,353
60	Geo Corp.	41,140
13,000	Godo Steel Ltd.	41,676
14,000	Hanwa Co., Ltd.	58,562
5,300	Heiwa Corp.	60,614
800	HIS Co., Ltd.	14,098
5,800	Hitachi Capital Corp.	67,830
2,500	Hitachi Information Systems Ltd.	49,512
4,400	Hitachi Systems & Services Ltd.	54,304
1,000	Hokuto Corp.	19,701
151,600	Honda Motor Co., Ltd.	4,387,543
1,850	Honeys Co., Ltd.	11,473
5,200	Hosiden Corp.	70,501
16,000	Hyakujushi Bank Ltd. (The)	74,670
3,600	IBJ Leasing Co., Ltd.	45,567
1,900	Inaba Denki Sangyo Co., Ltd.	43,249
2,200	Ines Corp.	13,270
4,500	Information Services International-Dentsu Ltd.	23,324
228	INPEX Corp.	1,852,526
27	Internet Initiative Japan Inc.	44,077
3,200	IT Holdings Corp.	52,427
3,000	Iyo Bank Ltd. (The)	31,857
649	Japan Tobacco Inc.	1,870,082
29,000	JGC Corp.	483,229
15,000	J-Oil Mills Inc.	50,025
18,000	Juroku Bank Ltd. (The)	65,700
7,000	Kaken Pharmaceutical Co., Ltd.	62,211
990	KDDI Corp.	5,166,940
47,000	Kiyo Holdings Inc.	55,439
129,200	Komatsu Ltd.	1,881,510
27,500	Kuraray Co., Ltd.	275,487
6,600	Kuroda Electric Co., Ltd.	63,706
3,000	Kyoei Steel Ltd. (b)	80,492
6,000	Kyowa Exeo Corp.	57,319
15	Macromill Inc.	16,505
5,000	Maeda Road Construction Co., Ltd.	45,257
623,000	Marubeni Corp.	2,822,215
6,000	Marudai Food Co., Ltd.	14,899
3,700	Matsuda Sangyo Co., Ltd.	53,688
4,000	Matsumotokiyoshi Holdings Co., Ltd.	80,828
2,600	Meiko Electronics Co.	43,235
1,400	Milbon Co., Ltd.	28,985
4,100	Miraca Holdings Inc.	93,007
10,000	Mito Securities Co. Ltd.	29,007
269,700	Mitsubishi Corp.	5,103,044
335,000	Mitsubishi Gas Chemical Co., Inc.	1,907,708
23,000	Mitsubishi Steel Manufacturing Co., Ltd.	55,563
896,200	Mitsubishi UFJ Financial Group Inc.	5,638,435
5,500	Mitsui High-Tec Inc.	45,531
9,000	Mitsui Home Co., Ltd.	45,014
8,000	Mitsui Sugar Co., Ltd.	22,982

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

636,300	Mizuho Financial Group Inc. (b)	$1,526,023
3,500	NEC Fielding Ltd.	40,371
14,000	Nichias Corp.	40,423
12,900	Nintendo Co., Ltd.	3,494,135
2,000	Nippon Carbon Co., Ltd.	5,531
4,000	Nippon Densetsu Kogyo Co. Ltd.	39,183
2,000	Nippon Signal Co., Ltd.	15,387
88,100	Nippon Telegraph & Telephone Corp.	3,651,280
372,500	Nomura Holdings Inc.	2,805,787
4,000	NSD CO LTD.	37,028
11	Okinawa Cellular Telephone Co.	19,324
200	Okinawa Electric Power Co., Inc. (The)	10,560
5,500	Orient Corp.*	6,419
1,800	Osaka Steel Co., Ltd.	31,785
3,000	Osaki Electric Co., Ltd.	27,616
17	Pacific Golf Group International Holdings KK	9,972
3,200	Pal Co., Ltd.	50,283
2,700	Plenus Co. Ltd.	39,714
1,470	Point Inc.	69,458
8	Premier Investment Corp., Class A Shares	27,903
4,000	Pronexus Inc.	28,144
3,400	Ricoh Leasing Co., Ltd.	59,880
500	Riso Kagaku Corp.	4,587
6,200	Round One Corp.	57,757
15,000	Sakai Chemical Industry Co., Ltd.	54,448
7,000	San-In Godo Bank Ltd. (The)	57,934
7,500	Sankei Building Co., Ltd. (The)	38,300
18,000	Sankyu Inc.	63,997
6,000	Sanyo Denki Co., Ltd.	16,805
12,000	Sanyo Special Steel Co., Ltd.	50,338
7,000	SEC Carbon Ltd.	38,629
8,400	Seiren Co., Ltd.	37,550
378,000	Sekisui Chemical Co., Ltd.	2,300,977
26,000	Shimamura Co., Ltd.	2,004,620
30,400	Shin-Etsu Chemical Co., Ltd.	1,590,279
1,700	Shinko Plantech Co., Ltd.	16,116
5,200	Sintokogio Ltd.	39,999
100	SKY Perfect JSAT Holdings Inc.	39,616
2,500	Snow Brand Milk Products Co., Ltd.	7,392
2,000	Sohgo Security Services Co., Ltd.	18,197
1,400	St Marc Holdings Co., Ltd.	41,408
930	Sumitomo Real Estate Sales Co., Ltd.	40,989
75,000	Sumitomo Realty & Development Co., Ltd.	1,144,313
3,900	Taikisha Ltd.	42,116
36,200	Takeda Pharmaceutical Co., Ltd.	1,431,368
2,900	Tamron Co., Ltd.	32,804
51	Telepark Corp.	66,519
87,900	THK Co., Ltd.	1,323,462
3,300	Tocalo Co., Ltd.	45,593
2,250	Token Corp.	64,089
9,000	Tokyo Tekko Co., Ltd.	35,392
9	Top REIT Inc., Class A Shares	32,792
5,500	Toppan Forms Co., Ltd.	65,401
259	Tosei Corp.	68,914
13,000	Toyo Engineering Corp.	46,462

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

102,100	Toyota Motor Corp.	$4,077,914
54,500	Trend Micro Inc.	1,804,976
29,500	Unicharm Corp.	2,054,793
6,500	United Arrows Ltd.	42,658
198,200	Ushio Inc. (b)	2,943,538
5,100	Valor Co., Ltd.	38,852
13	Wacom Co., Ltd.	22,361
8,600	Yamazen Corp.	27,953
3,000	Yushin Precision Equipment Co., Ltd.	47,185

	Total Japan	83,043,850

Liechtenstein — 0.0%
693	Liechtenstein Landesbank	45,499

Luxembourg — 0.8%
163,727	ArcelorMittal (b)	5,450,981
82,660	Regus PLC	92,537

	Total Luxembourg	5,543,518

Mexico — 1.5%
60,180	America Movil SAB de CV, Class L Shares, ADR	2,306,699
438,719	Cemex SAB de CV, ADR (b)*	4,281,897
52,028	Grupo Televisa SA, ADR	925,058
1,006,100	Wal-Mart de Mexico SA de CV, Class V Shares	2,958,456

	Total Mexico	10,472,110

Netherlands — 2.0%
69,653	ASML Holding NV	1,435,814
3,766	BinckBank N.V.	48,602
3,898	Brunel International	71,743
787	CSM NV	11,520
164	Eriks Group NV	10,987
7,816	Innoconcepts	36,486
4,639	Koninklijke BAM Groep NV	43,288
2,476	Macintosh Retail Group NV (b)	34,431
1,839	Nutreco Holding NV	76,055
1,254	OPG Groep NV	15,791
178,699	Reed Elsevier NV	2,155,267
171,894	SBM Offshore NV	2,919,180
1,337	Smit Internationale NV	78,846
4,357	SNS Reaal	23,626
2,663	Telegraaf Media Groep NV	48,125
399	Ten Cate NV	9,582
478	TKH Group NV	6,797
150,712	TNT NV	2,962,404
160,511	Unilever NV	3,845,172
3,170	Unit 4 Agresso NV*	48,689
386	USG People NV*	4,948
2,794	Vastned Offices/Industrial NV	37,421
150	Vastned Retail NV	7,498

	Total Netherlands	13,932,272

New Zealand — 0.0%
70,019	Air New Zealand Ltd.	47,410

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

49,930	Goodman Property Trust	$26,455
10,504	Vector Ltd.	13,564

	Total New Zealand	87,429

Norway — 0.7%
17,500	EDB Business Partner ASA*	40,552
4,042	Fred Olsen Energy ASA	145,420
48,000	Norwegian Property ASA*	56,054
4,254	SpareBank 1 SMN	25,154
99,735	StatoilHydro ASA (b)	2,097,108
288,900	Telenor ASA*	2,438,097
1,400	TGS Nopec Geophysical Co. ASA*	13,899
700	Wilh Wilhelmsen ASA	11,112

	Total Norway	4,827,396

Portugal — 0.0%
18,121	BANIF SA	34,778

Singapore — 0.9%
117,000	Cambridge Industrial Trust*	29,570
941,000	CapitaLand Ltd.	2,479,298
104,000	DBS Group Holdings Ltd.	850,876
89,000	Fortune Real Estate Investment Trust*	41,709
169,000	Ho Bee Investment Ltd.	101,957
167,000	Jaya Holdings Ltd.	70,784
61,000	Lippo-Mapletree Indonesia Retail Trust*	14,034
11,000	MCL Land Ltd.	10,760
914,000	SembCorp. Industries Ltd.	1,970,016
85,000	Singapore Airlines Ltd.	736,018
21,000	Singapore Petroleum Co., Ltd.	88,427
3,000	Venture Corp., Ltd.	14,809

	Total Singapore	6,408,258

South Korea — 0.1%
11,786	Hyundai Motor Co.	656,836

Spain — 4.3%
232,344	Banco Bilbao Vizcaya Argentaria SA	2,863,423
1,813	Banco Pastor SA	13,174
333,429	Banco Santander Central Hispano SA	3,591,897
3,362	Corp Financiera Alba	158,530
252,581	Gamesa Corp. Tecnologica SA	5,682,234
152,666	Iberdrola Renovables SA*	756,197
709,000	Mapfre SA	2,475,919
1,493	Miquel y Costas & Miquel SA	29,355
20,955	Red Electrica Corporacion SA	978,882
635,114	Telefonica SA	13,708,283
10,467	Tubos Reunidos SA	31,854

	Total Spain	30,289,748

Sweden — 0.9%
799	AF AB, Class B Shares	14,850
109,905	Assa Abloy AB, Class B Shares	1,439,678
3,465	Castellum AB	23,124

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

93,758	Hennes & Mauritz AB, Class B Shares (b)	$4,442,291
125	Hoganas AB, Class B Shares	1,462
6,381	KappAhl Holding AB	31,389
15,377	Klovern AB	38,971
8,577	NCC AB, Class B Shares	83,754
6,663	Nolato AB, Class B Shares	42,061

	Total Sweden	6,117,580

Switzerland — 9.0%
87,403	ABB Ltd.*	1,438,361
21,761	Actelion Ltd.*	1,124,077
1,143	Baloise Holding AG	90,759
23	Banque Cantonale Vaudoise	8,816
1,145	Clariant AG*	6,757
36,764	Compagnie Financiere Richemont SA	803,587
243,678	Credit Suisse Group	10,888,573
339	Daetwyler Holding AG	13,735
27,723	Ferrexpo PLC	72,670
171	Financiere Tradition	16,335
255	Galenica AG	77,650
2,010	Givaudan SA	1,317,493
115,494	Julius Baer Holding AG	4,913,644
865	Kardex AG*	28,255
26	Kuoni Reisen Holding AG	8,645
106,500	Logitech International SA*	1,514,671
32,838	Lonza Group, Registered Shares (b)	3,390,202
340,299	Nestle SA	12,347,451
119,695	Novartis AG	4,778,395
71,157	Roche Holding AG	9,695,661
6,396	Syngenta AG	1,554,744
56,514	Transocean Ltd.	4,491,733
2,206	Valartis Group AG	49,057
15	Vetropack Holding AG	20,311
363	Walter Meier AG	19,527
32	Zehnder Group AG	28,453
24,691	Zurich Financial Services AG	4,616,307

	Total Switzerland	63,315,869

Taiwan — 1.2%
102,000	MediaTek Inc.	1,265,501
636,639	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (b)	6,964,831

	Total Taiwan	8,230,332

Turkey — 0.3%
339,390	Turkcell Iletisim Hizmet AS	1,811,286

United Kingdom — 17.2%
298,182	Admiral Group PLC (b)	4,161,417
11,120	Aero Inventory PLC	31,776
16,768	Amlin PLC	95,434
69,422	Anite PLC	37,274
920,900	Arm Holdings PLC	1,599,112
74,972	Ashtead Group PLC	62,992
84,861	AstraZeneca PLC	3,536,068
314,160	Aviva PLC	1,733,808

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

386,192	BAE Systems PLC	$2,144,204
19,207	Beazley Group PLC	31,558
342,044	BG Group PLC	6,265,846
75,664	BHP Billiton PLC	1,811,921
928,293	BP PLC	7,659,065
11,139	Brit Insurance Holdings PLC	34,909
90,475	British American Tobacco PLC	2,470,472
253,400	British Sky Broadcasting Group PLC	1,827,425
305,135	Bunzl PLC	2,523,931
100,473	Cairn Energy PLC*	4,081,920
57,037	Capital & Regional PLC	34,027
197,089	Carnival PLC	5,131,536
355,719	Centrica PLC	1,416,272
11,318	Charter International PLC	97,751
2,548	Clarkson PLC	23,846
8,187	Close Bros. Group PLC	87,957
20,449	Computacenter PLC	63,021
2,054	Consort Medical PLC	12,276
13,537	Dairy Crest Group PLC	62,165
49,976	Debenhams PLC (b)	74,897
30,770	Delta PLC	59,804
6,625	Devro PLC	10,662
2,509	Drax Group PLC	19,992
31,761	Dtz Holdings PLC	28,150
14,838	E2V Technologies PLC	17,243
25,315	Game Group PLC	70,047
122,209	GlaxoSmithKline PLC	2,059,089
12,191	Halfords Group PLC	64,280
5,119	Hargreaves Services PLC	39,836
5,496	Hogg Robinson Group PLC	2,048
7,816	Holidaybreak PLC	39,573
480,695	HSBC Holdings PLC	4,388,242
12,631	Informa PLC	49,497
1,563	Inmarsat PLC	13,053
1,735	Intermediate Capital Group PLC	12,931
12,791	Interserve PLC	37,343
27,118	JKX Oil & Gas PLC	94,737
83,849	Johnston Press PLC*	33,048
29,967	Just Retirement PLC	33,090
66,998	Kcom Group PLC	29,590
560,100	Kingfisher PLC	1,616,347
15,894	Lavendon Group PLC	35,373
5,558	Mapeley Ltd. (a)(c)	90
228,300	Marks & Spencer Group PLC	1,050,184
10,335	Melrose Resources PLC	45,054
11,603	Menzies (John) PLC	23,954
4,163	Mondi PLC	14,642
3,782	Morgan Sindall PLC	40,344
343,196	National Express Group PLC	1,802,839
46,020	Northern Foods PLC	43,410
19,828	Northgate PLC	51,240
9,669	Northumbrian Water Group PLC	38,036
27,940	Pendragon PLC	11,454
2,877	Peter Hambro Mining PLC	30,896
247,725	Petrofac Ltd.	2,660,230

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

9,737	Phoenix IT Group Ltd.	$23,916
420,400	Prudential PLC	2,932,901
24,204	PV Crystalox Solar PLC	30,974
139,061	Reckitt Benckiser Group PLC	6,029,938
995,375	Rexam PLC	5,014,052
179,591	Rio Tinto PLC	8,133,011
39,982,285	Rolls-Royce Group PLC (a)*	64,597
465,994	Rolls-Royce Group PLC*	2,479,221
96,400	Sabmiller PLC	1,977,618
783,024	Sage Group PLC	2,422,083
85,561	Senior PLC	49,828
17,233	Severfield-Rowen PLC	55,841
10,605	Sibir Energy PLC (a)(c)*	29,942
266,000	Smith & Nephew PLC	1,939,264
25,802	Southern Cross Healthcare Ltd.*	54,461
10,243	Spectris PLC	82,753
9,682	Spirent Communications PLC	10,639
8,539	SSL International PLC	70,572
12,748	St. Ives PLC	16,627
244,011	Standard Chartered PLC	4,981,642
945,516	Tesco PLC	5,600,139
97,221	Travis Perkins PLC	852,918
78,473	Trinity Mirror PLC	90,036
13,406	TT Electronics PLC	5,822
4,009	Umeco PLC	10,501
5,574	Venture Production PLC	72,588
6,362,658	Vodafone Group PLC	11,969,042
137,654	Vodafone Group PLC, ADR	2,590,648
13,941	WH Smith PLC	99,459
8,987	William Hill PLC	31,062
205,275	WPP PLC	1,536,512
53,270	Yell Group PLC	31,020

	Total United Kingdom	120,968,855

United States — 0.3%
37,501	Schlumberger Ltd.	2,146,182

	TOTAL COMMON STOCKS (Cost — $720,495,395)	686,661,656

RIGHTS — 0.0%

Australia — 0.0%
65,213	Aspen Group (a)*	0
4,934	Hastie Group Ltd. (a)*	0

	Total Australia	0

Finland — 0.0%
3,900	Sponda OYJ (a)*	7,272

France — 0.0%
27,172	Casino Guichard Perrachon SA (a)*	102,527

Switzerland — 0.0%
171	Financiere Tradition*	128

United Kingdom — 0.0%

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

68,054	Travis Perkins PLC*	$188,017

	TOTAL RIGHTS (Cost — $302,587)	297,944

WARRANTS — 0.6%

Luxembourg — 0.6%
621,652	Shriram Transport Finance Co., Ltd., expires 1/18/13 (Cost $5,838,811)*(d)	3,785,861

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $726,636,793)	690,745,461

Face
Amount		Security	Value

SHORT-TERM INVESTMENTS (e) — 14.1%

MONEY MARKET FUND — 11.6%
$82,012,325		The AIM STIT — Liquid Assets Portfolio (f) (Cost — $82,012,325)	82,012,325

TIME DEPOSITS — 2.5%
		BBH — Grand Cayman:
64	SGD	0.005% due 6/1/09	44
612,932	JPY	0.010% due 6/1/09	6,414
1,325	HKD	0.020% due 6/1/09	171
240	SEK	0.063% due 6/1/09	31
642	GBP	0.098% due 6/1/09	1,038
6,435	EUR	0.138% due 6/1/09	9,090
54	AUD	2.072% due 6/1/09	43
509,032	EUR	JPMorgan Chase & Co. — London, 0.138% due 6/1/09	719,033
16,459,397		Wells Fargo — Grand Cayman, 0.060% due 6/1/09	16,459,397

		TOTAL TIME DEPOSITS (Cost — $17,195,261)	17,195,261

		TOTAL SHORT-TERM INVESTMENTS (Cost — $99,207,586)	99,207,586

		TOTAL INVESTMENTS — 112.7% (Cost — $825,844,379#)	789,953,047

		Liabilities in Excess of Other Assets — (12.7)%	(88,731,547)

		TOTAL NET ASSETS — 100.0%	$701,221,500

*	Non-income producing securities.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(b)	All of a portion of this security is on loan (See Note 1).

(c)	Illiquid security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guide lines approved by the Board of Trustees, unless otherwise noted.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.5%.

(f)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depository Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Security Type*

Financials	20.3%
Industrials	9.8
Energy	9.6
Consumer Discretionary	8.3
Consumer Staples	8.2
Health Care	7.8
Materials	7.7
Telecommunication Services	7.7
Information Technology	5.6
Utilities	2.4
Short-Term Investments	12.6

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.2%

Argentina — 0.1%
26,043	Banco Patagonia SA*	$258,015
11,546	Grupo Clarin SA, Class B Shares, GDR (a)*	32,053

	Total Argentina	290,068

Bermuda — 0.4%
36,987	Credicorp Ltd.	2,227,357

Brazil — 13.9%
24,600	AES Tiete SA	230,596
253,155	Banco Bradesco SA, ADR	3,865,677
18,337	Banco Cruzeiro do Sul SA	52,451
120,790	Banco do Brasil SA	1,298,573
130,600	Banco do Estado do Rio Grande do Sul	504,286
663,140	Banco Itau Holding Financeira SA	10,747,703
49,483	Banco Sofisa SA	106,848
181,100	BM&F BOVESPA SA	1,047,081
63,217	Brasil Telecom Participacoes SA, ADR	2,830,225
55,700	Brasil Telecom SA	396,190
14,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	527,904
55,389	Cia de Bebidas das Americas, ADR (b)	3,627,980
25,500	Cia de Transmissao de Energia Eletrica Paulista	596,609
194,865	Cia Energetica de Minas Gerais	2,622,621
108,800	Cia Paranaense de Energia, ADR (b)	1,532,992
402,052	Cia Vale do Rio Doce	7,766,299
114,875	Companhia Energetica de Minas Gerais, ADR	1,519,796
41,800	Compania Siderurgica Nacional SA, ADR (b)	1,024,936
11,800	EDP — Energias do Brasil SA	164,867
110,366	General Shopping Brasil SA*	223,732
21,005	Itau Unibanco Banco Multiplo SA, ADR	337,130
117,800	JBS SA	402,791
55,800	Natura Cosmeticos SA	734,266
15,800	Perdigao SA, ADR*	612,408
128,812	Petroleo Brasileiro SA, ADR	5,671,592
490,886	Petroleo Brasileiro SA, Class A Shares, ADR	17,166,282
80,485	Redecard SA	1,176,044
9,100	Souza Cruz SA	238,105
66,300	Tele Norte Leste Participacoes SA, ADR	1,174,836
73,263	Tractebel Energia SA	683,031
384,477	Vale SA, ADR (b)	7,362,735
13,231	Vivo Participacoes SA	268,216
87,241	Vivo Participacoes SA, ADR	1,759,651

	Total Brazil	78,274,453

Chile — 1.2%
7,000	Banco Santander Chile, ADR	291,550
89,681	Centros Comerciales Sudamericanos SA	234,235
12,200	Cia Cervecerias Unidas SA, ADR	392,306
928,548	Colbun SA	202,379
415,332	Empresa Nacional de Electricidad SA	606,685
20,084	Empresa Nacional de Telecomunicaciones SA	256,566
9,245	Empresas CMPC SA	238,523
31,271	Empresas COPEC SA	396,138

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

34,600	Enersis SA, ADR	$592,006
47,100	Lan Airlines SA, ADR	526,578
668,708	SACI Falabella	2,563,946
17,100	Sociedad Quimica y Minera de Chile SA, ADR (b)	621,756

	Total Chile	6,922,668

China — 12.3%
394,074	Anhui Conch Cement, Class H Shares	2,835,907
11,775	Baidu.com Inc., ADR*	3,108,011
4,625,000	Bank of China Ltd.	2,082,566
520,000	China Coal Energy Co., Class H Shares	625,527
615,500	China Communications Construction Co., Ltd., Class H Shares	855,028
468,000	China Communications Services Corp., Ltd., Class H Shares	285,601
9,570,000	China Construction Bank Corp., Class H Shares	6,245,207
330,500	China COSCO Holdings Co., Ltd., Class H Shares (b)*	455,926
181,000	China High Speed Transmission Equipment Group Co., Ltd.	379,682
2,968,000	China Life Insurance Co., Ltd.	10,838,890
1,568,000	China National Building Material Co., Ltd.	3,441,137
249,000	China National Materials Co., Ltd., Class H Shares*	216,974
3,408,000	China Petroleum & Chemical Corp., Class H Shares	2,783,357
1,783,487	China Railway Construction Corp., Class H Shares*	2,574,272
245,600	China Shenhua Energy Co., Ltd., Class H Shares	819,970
398,000	China Shipping Development Co., Ltd., Class H Shares	590,464
988,000	China Telecom Corp., Ltd.	467,837
4,984,000	China Zhongwang Holdings Ltd.*	4,596,807
243	Country Garden Holdings Co., Ltd.	119
11,902,000	Industrials & Commercial Bank of China Ltd.	7,490,700
2,232,000	Jiangsu Expressway Co., Ltd., Class H Shares	1,550,115
150,000	Jiangxi Copper Co., Ltd., Class H Shares	250,111
9,500	New Oriental Education & Technology Group Inc., ADR*	522,120
399,500	Parkson Retail Group Ltd., Class H Shares	631,524
5,048,500	PetroChina Co., Ltd., Class H Shares	5,796,026
244,500	Ping An Insurance Group Co. of China Ltd.	1,702,805
3,667,900	Soho China Ltd. (b)	2,374,958
170,200	Tencent Holdings Ltd.	1,895,381
332,000	Want Want China Holdings Ltd.	161,886
210,000	Xinao Gas Holdings Ltd.	327,421
348,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	438,430
2,981,000	Zhejiang Expressway Co., Ltd.	2,317,581
612,500	Zijin Mining Group Co., Ltd., Class H Shares	558,386

	Total China	69,220,726

Colombia — 0.3%
13,800	BanColombia SA, ADR	396,060
893,251	Ecopetrol SA	995,748
12,949	Suramericana de Inversiones SA	116,205

	Total Colombia	1,508,013

Czech Republic — 0.6%
52,868	CEZ AS	2,383,944
46,029	Telefonica O2 Czech Republic AS	989,702

	Total Czech Republic	3,373,646

Egypt — 0.4%
55,284	Commercial International Bank	451,586

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

13,490	Egyptian Co. for Mobile Services	$458,675
53,942	Egyptian Financial Group-Hermes Holding	221,011
20,162	El Sewedy Cables Holding Co.	223,956
8,058	Orascom Construction Industries	294,338
121,567	Telecom Egypt	384,914

	Total Egypt	2,034,480

Hong Kong — 6.6%
135,500	Beijing Enterprises Holdings Ltd.	618,447
318,000	Chaoda Modern Agriculture Holdings Ltd.	199,436
220,000	China Everbright Ltd.	530,959
1,659,000	China Mobile Ltd.	16,222,496
1,871,923	China Overseas Land & Investment Ltd.	3,958,708
636,000	China Resources Land Ltd.	1,506,362
1,464,000	China Resources Power Holdings Co.	3,160,756
7,181,805	CNOOC Ltd.	9,457,082
820,000	GOME Electrical Appliances Holdings Ltd. (c)	118,469
152,000	Hengan International Group Co., Ltd. (b)	694,394
93,000	Shanghai Industrial Holdings Ltd.	370,165
468,000	Sinofert Holdings Ltd. (b)*	227,947

	Total Hong Kong	37,065,221

Hungary — 0.5%
175,745	Magyar Telekom Telecommunications PLC	521,911
14,707	MOL Hungarian Oil and Gas Nyrt	912,020
28,152	OTP Bank PLC*	502,218
4,279	Richter Gedeon Nyrt	627,823

	Total Hungary	2,563,972

India — 4.7%
113,279	Dr Reddys Laboratories Ltd., ADR	1,522,470
24,155	HDFC Bank Ltd., ADR (b)*	2,403,423
185,916	ICICI Bank Ltd., ADR	5,789,424
117,337	Infosys Technologies Ltd., ADR (b)	4,057,513
32,029	Reliance Industries Ltd., London Shares, GDR (a)*	3,100,407
73,241	Reliance Industries Ltd., Luxembourg Shares, GDR (*	7,089,729
9,539	State Bank of India Ltd., GDR*	758,351
48,129	Tata Communications Ltd., ADR (b)	909,638
41,075	Wipro Ltd., ADR (b)	484,685

	Total India	26,115,640

Indonesia — 2.2%
337,000	International Nickel Indonesia Tbk PT*	118,069
2,492,500	Perusahaan Gas Negara PT	699,691
2,309,500	PT Aneka Tambang Tbk	445,636
626,175	PT Astra International Tbk	1,267,205
2,576,000	PT Bank Central Asia Tbk	845,897
1,500,000	PT Bank Mandiri Persero Tbk	434,282
1,455,000	PT Bank Rakyat Indonesia	888,375
25,652,010	PT Bumi Resources Tbk	4,905,377
2,120,996	PT Telekomunikasi Indonesia Tbk	1,540,852
524,500	PT United Tractors Tbk	520,752
312,000	Tambang Batubara Bukit Asam Tbk PT	341,411
215,000	Unilever Indonesia Tbk PT	164,072

	Total Indonesia	12,171,619

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

Israel — 2.9%
82,240	Bank Hapoalim BM*	$219,330
199,906	Bank Leumi Le-Israel BM	566,133
167,366	Bezeq Israeli Telecommunication Corp., Ltd.	311,675
4,900	Cellcom Israel Ltd.	130,830
37,300	Check Point Software Technologies*	870,955
1,376	Delek Group Ltd.	157,901
5,962	Elbit Systems Ltd.	363,793
111,930	Israel Chemicals Ltd.	1,262,387
454	Israel Corp. Ltd. (The)	244,997
40,804	Mizrahi Tefahot Bank Ltd.*	241,654
15,363	Partner Communications Co., Ltd.	264,417
249,653	Teva Pharmaceutical Industries Ltd., ADR (b)	11,573,913

	Total Israel	16,207,985

Malaysia — 0.7%
14,900	British American Tobacco Malaysia Bhd	183,917
169,700	Bumiputra-Commerce Holdings Bhd	416,406
160,000	Genting Bhd	250,951
35,400	IJM Corp. Bhd	57,460
100,200	Kuala Lumpur Kepong Bhd	331,404
257,230	Malayan Banking Bhd	373,653
67,900	Petronas Gas Bhd	190,871
193,600	PLUS Expressways Bhd	183,226
2,751	Public Bank Bhd	6,787
96,300	Public Bank Bhd, Registered Shares	238,989
96,700	Sime Darby Bhd	200,273
9	SP Setia Bhd	10
1,737,648	Telekom Malaysia Bhd	1,306,171
462,825	TM International Bhd*	304,206

	Total Malaysia	4,044,324

Mexico — 4.1%
259,223	America Movil SAB de CV, Class L Shares, ADR	9,936,018
106,288	Cemex SAB de CV, ADR*	1,037,371
8,300	Coca-Cola Femsa SAB de CV, ADR	342,624
785,020	Corporacion GEO SA de CV*	1,363,466
110,289	Fomento Economico Mexicano SAB de CV, ADR	3,605,347
87,000	Grupo Financiero Banorte SA de CV, Class O Shares	204,555
2,254,134	Grupo Mexico SAB de CV, Class B Shares	2,119,969
498,755	Grupo Televisa SA	1,757,497
38,700	Grupo Televisa SA, ADR	688,086
59,400	Kimberly-Clark de Mexico SAB de CV	229,315
34,500	Telefonos de Mexico SA de CV, Class L Shares, ADR	573,045
258,600	Telefonos de Mexico SAB de CV, Class L Shares	215,749
12,144	Wal-Mart de Mexico SA de CV, ADR (b)	357,598
204,697	Wal-Mart de Mexico SA de CV, Class V Shares	601,915

	Total Mexico	23,032,555

Nigeria — 0.0%
44,445	Guaranty Trust Bank, GDR (a)	203,154

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

Philippines — 0.7%
45,590	Ayala Corp.	$279,881
1,082,000	Ayala Land Inc.	200,647
320,600	Bank of the Philippine Islands	300,778
2,170,000	Energy Development Corp.	168,958
64,800	Jollibee Foods Corp.	66,082
34,842	Philippine Long Distance Telephone Co.	1,646,135
15,800	Philippine Long Distance Telephone Co., ADR	748,920
30,520	SM Investments Corp.	218,138
408,000	SM Prime Holdings Inc.	75,428

	Total Philippines	3,704,967

Poland — 0.4%
4,070	Bank Pekao SA*	138,353
2,293	KGHM Polska Miedz SA	50,401
23,623	Polski Koncern Naftowy Orlen	214,690
31,911	Powszechna Kasa Oszczednosci Bank Polski SA	251,799
278,397	Telekomunikacja Polska SA*	1,459,955

	Total Poland	2,115,198

Russia — 8.1%
59,158	Comstar United Telesystems OJSC, GDR*	291,057
60,501,219	Federal Grid Co. Unified Energy System JSC*	538,461
20,153,175	Federal Hydrogenerating Co.*	822,250
21,067	Gazpromneft OAO, ADR	263,338
9,618	LUKOIL	503,983
39,206	LUKOIL, ADR	2,077,918
120,309	LUKOIL, London Shares, ADR	6,346,300
12,800	Mechel, ADR	140,928
130,172	MMC Norilsk Nickel, ADR*	1,451,418
121,973	Mobile Telesystems OJSC, ADR	5,060,660
322,588	OAO Gazprom, ADR	7,442,104
281,984	OAO Gazprom, London Shares, ADR	6,527,930
9,375	Polyus Gold Co.*	411,094
155,139	Rosneft Oil Co.	1,023,917
459,792	Rosneft Oil Co., GDR	3,085,204
10,954	Rostelecom (c)	79,914
2,220,057	Sberbank RF	3,141,381
25,504	Sistema JSFC, GDR*	351,955
483,114	Surgutneftegaz	396,153
33,046	Tatneft, ADR	909,095
47,437	Uralkali, GDR	897,034
221,043	Vimpel-Communications, ADR*	2,886,822
275,749,797	VTB Bank OJSC	401,216
3,979	Wimm-Bill-Dann Foods OJSC*	123,349
2,200	Wimm-Bill-Dann Foods OJSC, ADR*	118,492

	Total Russia	45,291,973

Singapore — 0.3%
187,757	DBS Group Holdings Ltd.	1,536,135

South Africa — 7.9%
172,963	ABSA Group Ltd.	2,191,400
107,955	African Bank Investments Ltd.	351,585

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

34,185	African Rainbow Minerals Ltd.	$535,532
59,354	AngloGold Ashanti Ltd. (b)	2,518,483
37,500	AngloGold Ashanti Ltd., ADR	1,587,375
142,978	Aspen Pharmacare Holdings Ltd.*	854,829
94,378	Aveng Ltd.	410,718
1	Discovery Holdings Ltd.	3
39,802	Exxaro Resources Ltd.	398,356
437,162	FirstRand Ltd.	749,476
89,175	Foschini Ltd.	524,535
282,869	Gold Fields Ltd.	3,837,289
63,917	Harmony Gold Mining Co., Ltd.*	770,730
147,348	Impala Platinum Holdings Ltd.	3,548,024
43,771	Investec Ltd.	241,056
32,622	Massmart Holdings Ltd.	312,829
23,511	Mittal Steel South Africa Ltd.	279,787
347,684	MTN Group Ltd.	5,022,621
52,511	Murray & Roberts Holdings Ltd.	326,239
119,940	Naspers Ltd., Class N Shares	2,856,726
75,928	Remgro Ltd.	688,628
152,015	Sasol Ltd.	5,694,541
12,917	Sasol Ltd., ADR	488,133
302,880	Shoprite Holdings Ltd.	2,095,746
514,253	Standard Bank Group Ltd.	5,318,696
143,181	Telkom SA Ltd.	642,742
36,438	Tiger Brands Ltd.	634,176
103,372	Truworths International Ltd.	469,869
143,181	Vodacom Group Pty Ltd.*	927,055

	Total South Africa	44,277,179

South Korea — 12.3%
327	Amorepacific Corp.	162,373
957	CJ CheilJedang Corp.*	124,015
7,865	Daelim Industrials Co.	384,620
2,375	DC Chemical Co., Ltd.	385,498
19,850	Dongbu Insurance Co., Ltd.	391,189
19,264	Hana Financial Group Inc.	466,836
7,156	Hanjin Heavy Industries & Construction Co., Ltd.	202,401
1,303	Hite Brewery Co., Ltd.	162,915
10,465	Hyundai Department Store Co., Ltd.	694,231
15,425	Hyundai Development Co.	507,684
3,736	Hyundai Heavy Industries	647,434
5,961	Hyundai Mipo Dockyard Co., Ltd.	662,973
14,365	Hyundai Mobis	1,361,506
21,167	Hyundai Motor Co.	1,179,641
10,743	Hyundai Steel Co.	517,859
135,074	KB Financial Group Inc.*	4,385,463
3,700	Korea Gas Corp.	134,002
1,388	Korea Zinc Co., Ltd.	157,620
99,418	KT&G Corp.	5,416,605
11,151	LG Chem Ltd.	1,364,549
15,546	LG Corp.	803,581
17,100	LG Dacom Corp.	251,121
10,616	LG Electronics Inc.	1,024,860
1,508	LG Hausys Ltd.*	146,139
3,320	LG Household & Health Care Ltd.	512,832

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

62,560	LG Telekom Ltd.	$422,727
1,583	Lotte Shopping Co. Ltd.	304,605
30,903	NHN Corp.*	4,930,279
24,842	POSCO	8,336,443
39,265	Samsung Electronics Co., Ltd.	17,624,483
4,693	Samsung Engineering Co., Ltd.	336,788
14,749	Samsung Fire & Marine Insurance Co., Ltd.	2,164,177
32,320	Samsung Heavy Industries Co., Ltd.	783,524
273,411	Shinhan Financial Group Co., Ltd.*	6,971,582
1,286	Shinsegae Co., Ltd.	451,503
5,225	SK Corp.	455,513
8,495	SK Energy Co., Ltd.	721,339
20,884	SK Telecom Co., Ltd.	2,939,752
11,650	Woongjin Coway Co., Ltd.	265,358
1,792	Yuhan Corp.	250,303

	Total South Korea	69,006,323

Sri Lanka — 0.0%
2,573,600	Dialog Telekom Ltd.*	123,529

Taiwan — 9.0%
437,668	Acer Inc.	797,266
466,439	Advanced Semiconductor Engineering Inc.	291,680
507,232	Asia Cement Corp.	573,099
327,040	Asustek Computer Inc.	462,246
2,120,378	AU Optronics Corp.	2,199,795
512,704	Cathay Financial Holding Co., Ltd.	837,318
789,685	China Steel Corp.	674,650
3,544,000	Chinatrust Financial Holding Co., Ltd.	2,352,660
1,516,809	Chunghwa Telecom Co., Ltd.	2,886,553
580,930	Compal Electronics Inc.	493,877
2,137,000	Evergreen Marine Corp. Taiwan Ltd.	1,290,447
245,700	Far Eastern Department Stores Co., Ltd.	260,973
714,347	Far Eastern Textile Co., Ltd.	812,558
155,513	Formosa Chemicals & Fibre Corp.	265,628
63,000	Formosa Petrochemical Corp.	162,590
669,000	Formosa Plastics Corp.	1,327,888
247,000	Formosa Taffeta Co., Ltd.	181,423
4,517,000	Fubon Financial Holding Co., Ltd.	4,414,861
676,315	Fuhwa Financial Holding Co., Ltd.	506,900
75,244	High Tech Computer Corp.	1,217,446
3,486,644	HON HAI Precision Industry Co., Ltd.	13,252,693
2	HON HAI Precision Industry Co., Ltd., GDR	14
521,180	Hua Nan Financial Holdings Co., Ltd.	382,168
133,442	InnoLux Display Corp.	186,736
113,276	MediaTek Inc.	1,405,401
370,000	Mega Financial Holding Co. Ltd.	188,263
239,000	Micro-Star International Co. Ltd.	172,223
138	Pacific Electric Wire & Cable Co., Ltd. (c)*	0
209,613	Powertech Technology Inc.	451,814
553,220	Siliconware Precision Industries Co.	728,217
63,156	Silitech Technology Corp.	135,471
536,000	SinoPac Financial Holdings Co. Ltd.	169,530
691,150	Taiwan Cooperative Bank	454,747
127,000	Taiwan Fertilizer Co., Ltd.	407,820

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

175,098	Taiwan Mobile Co., Ltd.	$310,851
4,487,948	Taiwan Semiconductor Manufacturing Co., Ltd.	8,409,912
249,337	Tripod Technology Corp.	517,035
85,000	U-Ming Marine Transport Corp.	176,760
213,000	Uni-President Enterprises Corp.	244,076
2	United Microelectronics Corp.	1
406,247	Wistron Corp.	644,502

	Total Taiwan	50,248,092

Thailand — 0.7%
124,650	Advanced Info Service PCL	294,020
15,500	Advanced Info Service PCL, NVDR	36,661
65,300	Bangkok Bank Public Co., Ltd.	173,951
115,500	Bangkok Bank Public Co., Ltd., NVDR	296,513
8,400	Banpu PCL	77,929
22,600	Banpu Public Co., Ltd.	209,669
78,400	BEC World PCL	44,401
244,700	CP ALL PCL	103,324
135,700	CP ALL PCL, NVDR	57,528
63,100	Glow Energy PCL	49,194
174,400	Kasikornbank Public Co., Ltd., NVDR	287,411
1,116,300	Krung Thai Bank Public Co., Ltd.	235,678
205,700	PTT Aromatics & Refining PCL	119,935
70,200	PTT Chemical PCL	107,866
106,900	PTT Exploration & Production PCL	404,689
108,100	PTT Public Co., Ltd.	692,546
67,600	Ratchaburi Electricity Generating Holding PCL	73,821
19,400	Siam Cement PCL	74,615
199,800	Siam Commercial Bank PCL	395,161
202,900	Thai Oil PCL	241,165
89,400	Thai Oil Public Co., Ltd.	106,088
143,800	Total Access Communication PCL	108,569

	Total Thailand	4,190,734

Turkey — 2.9%
286,781	Akbank TAS	1,212,181
367	Aktas Electric Ticaret AS (c)*	0
60,844	Anadolu Efes Biracilik Ve Malt Sanayii AS	496,814
85,153	Arcelik	122,088
13,520	BIM Birlesik Magazalar AS	428,605
203,492	Dogan Sirketler Grubu Holding A.S.	118,870
67,984	Enka Insaat ve Sanayi AS	331,440
170,185	Eregli Demir Ve Celik Fabrikalari TAS*	474,807
18,777	Ford Otomotiv Sanayi AS	73,358
202,214	Haci Omer Sabanci Holding AS	620,998
213,865	KOC Holding AS*	493,168
35,365	Tupras — Turkiye Petrol Rafinerileri AS	444,568
127,921	Turk Telekomunikasyon AS*	356,193
715,413	Turkcell Iletisim Hizmet AS	3,818,078
25,849	Turkcell Iletisim Hizmet AS, ADR (b)	344,050
2,147,448	Turkiye Garanti Bankasi AS*	5,413,278
58,792	Turkiye Halk Bankasi AS	227,638
306,304	Turkiye Is Bankasi	1,064,036
313,840	Yapi ve Kredi Bankasi AS*	482,348

	Total Turkey	16,522,518

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

United States — 0.0%
2,780	Central European Distribution Corp.*	$69,973

	TOTAL COMMON STOCKS (Cost — $431,203,004)	522,342,502

PREFERRED STOCKS — 1.1%

Brazil — 0.7%
12,600	Petroleo Brasileiro SA, 1.000%	220,536
23,300	Ultrapar Participacoes SA, 2.760%	763,428
154,241	Usinas Siderurgicas de Minas Gerais SA, 1.230%	3,095,400

	Total Brazil	4,079,364

Russia — 0.1%
1,995,238	Surgutneftegaz, 13.060%	638,476

South Korea — 0.3%
12,730	Hyundai Motor Co., 3.020%	322,399
1,780	LG Electronics Inc., 0.760%	81,565
4,216	Samsung Electronics Co., Ltd., 1.570%	1,247,426

	Total South Korea	1,651,390

	TOTAL PREFERRED STOCKS (Cost — $5,369,093)	6,369,230

EXCHANGE TRADED SECURITY — 0.1%
United States — 0.1%
14,224	iPath MSCI India Index ETN (Cost $626,375)*	724,713

WARRANTS — 0.0%
Malaysia — 0.0%
7,420	IJM Land Bhd, expires 9/11/13 (Cost $0)*	1,330

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $437,198,472)	529,437,775

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (d) — 9.1%
MONEY MARKET FUND — 5.7%
$31,745,054	The AIM STIT — Liquid Assets Portfolio (e) (Cost — $31,745,054)	31,745,054

TIME DEPOSITS — 3.4%
	BBH — Grand Cayman:
86,701	HKD 0.020% due 6/1/09	11,184
1,519	GBP 0.098% due 6/1/09	2,454
1,755,335	ZAR JPMorgan Chase & Co. — London, 7.250% due 6/1/09	218,563
18,785,606	Wells Fargo — Grand Cayman, 0.060% due 6/1/09	18,785,606
	TOTAL TIME DEPOSITS (Cost — $19,017,807)	19,017,807

	TOTAL SHORT-TERM INVESTMENTS (Cost — $50,762,861)	50,762,861

	TOTAL INVESTMENTS — 103.5% (Cost — $487,961,333#)	580,200,636

	Liabilities in Excess of Other Assets — (3.5)%	(19,453,329)

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Face
Amount	Security	Value

	TOTAL NET ASSETS — 100.0%	$560,747,307

*	Non-income producing securities.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guide lines approved by the Board of Trustees, unless otherwise noted.

(b)	All of a portion of this security is on loan (See Note 1).

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.4%.

(e)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depositary Receipt

Summary of Investments by Security Type*

Financials	21.3%
Energy	16.8
Telecommunication Services	13.4
Materials	11.8
Information Technology	11.6
Consumer Staples	4.1
Industrials	3.7
Consumer Discretionary	3.2
Utilities	2.8
Health Care	2.6
Short-Term Investments	8.7

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

MORTGAGE-BACKED SECURITIES - 54.0%
FHLMC - 11.8%
		Federal Home Loan Mortgage Corp. (FHLMC):
$2		10.000% due 10/1/09	$2
29		10.250% due 11/1/09	29
41,554		8.000% due 3/1/11 - 6/1/2017	45,023
25,112		11.500% due 10/1/15	29,008
4,837		9.500% due 6/1/16 - 8/1/2016	5,284
134,168		8.500% due 11/1/16 - 7/1/2017	145,021
122,943		4.363% due 12/1/34 (a)	126,175
107,769		4.101% due 1/1/35 (a)	110,426
964,312		5.002% due 3/1/36 (a)(b)	973,813
981,472		5.997% due 10/1/36 (a)	1,029,106
253,116		5.769% due 2/1/37 (a)	265,197
485,911		5.882% due 5/1/37 (a)	508,428
2,937,757		5.887% due 5/1/37 (a)	3,060,569
660,678		5.928% due 5/1/37 (a)	692,895
1,451,226		6.091% due 9/1/37 (a)	1,526,522
937,092		5.110% due 5/1/38 (a)	969,684
36		6.000% due 3/1/39	38
		Gold:
1,269		8.000% due 8/1/09 - 8/1/2012	1,308
366		9.500% due 4/1/10	378
20,807		7.000% due 5/1/12 - 8/1/2012	21,914
40,163,986		5.500% due 10/1/13 - 6/1/2039(b)(c)	41,549,650
8,904,443		6.500% due 7/1/14 - 9/1/2038(b)	9,468,889
23,705,037		6.000% due 5/1/16 - 6/1/2039(c)	24,853,984
28,967		8.500% due 2/1/18	31,091
6,420,909		5.000% due 6/1/21 - 6/1/2039(c)	6,582,672
977,225		4.500% due 5/1/23 - 2/1/2024	1,001,132

		TOTAL FHLMC	92,998,238

FNMA - 29.9%
		Federal National Mortgage Association (FNMA):
1,525		9.500% due 11/1/09 - 11/1/2021	1,584
33,480,419		6.000% due 4/1/16 - 6/1/2039(b)(c)	35,133,609
83,643,232		5.500% due 12/1/16 - 6/1/2039(c)	86,756,886
4,735		8.500% due 4/1/17	5,164
12,897		8.000% due 8/1/17	14,123
9,174,195		4.500% due 12/1/18 - 4/1/2038	9,333,407
4,290		10.000% due 1/1/21	4,727
49,233,420		5.000% due 12/1/21 - 7/1/2039(c)	50,534,165
13,637,287		6.500% due 11/1/23 - 6/1/2039(c)	14,557,887
3,073,658		7.000% due 9/1/26 - 4/1/2037(b)	3,324,879
17,160		6.572% due 1/1/30 (a)(b)	17,457
52,442		6.565% due 3/1/30 (a)(b)	52,433
1,320,812		3.938% due 3/1/34 (a)	1,325,701
412,947		4.006% due 4/1/34 (a)	417,644
329,606		4.210% due 12/1/34 (a)	338,410
41,080		4.229% due 12/1/34 (a)	41,983
595,723		4.519% due 9/1/35 (a)	608,961
529,088		4.252% due 10/1/35 (a)	539,104
783,911		4.278% due 10/1/35 (a)	798,790
891,423		4.176% due 11/1/35 (a)(b)	908,143
360,427		4.238% due 11/1/35 (a)	367,242

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

FNMA - 29.9% — (continued)
$167,146		4.251% due 11/1/35 (a)	$170,311
171,673		4.253% due 11/1/35 (a)	174,928
165,579		4.256% due 11/1/35 (a)	168,714
164,687		4.264% due 11/1/35 (a)	167,809
169,089		4.273% due 11/1/35 (a)	172,298
2,157,119		4.990% due 1/1/36 (a)	2,174,374
1,147,549		5.707% due 5/1/36 (a)	1,198,504
999,676		5.742% due 6/1/36 (a)	1,044,706
1,241,411		5.812% due 7/1/36 (a)	1,296,348
1,649,413		6.031% due 8/1/36 (a)	1,723,140
193,637		5.621% due 12/1/36 (a)	200,786
1,321,373		5.847% due 2/1/37 (a)	1,379,315
2,421,829		5.571% due 4/1/37 (a)	2,520,302
2,164,049		6.152% due 4/1/37 (a)	2,264,798
1,907,166		5.619% due 5/1/37 (a)	1,986,014
2,969,299		5.940% due 8/1/37 (a)	3,109,550
213,990		7.500% due 11/1/37	231,916
800,000		5.500% due 6/1/39 (c)	827,125
9,000,000		6.000% due 6/1/39 (c)	9,423,279

		TOTAL FNMA	235,316,516

GNMA - 12.3%
		Government National Mortgage Association (GNMA):
1,512		11.000% due 7/15/10 - 9/15/2010	1,574
6,515		9.500% due 12/15/16 - 8/15/2017	7,157
35,716		8.500% due 5/15/17 - 8/15/2030	39,369
3,465		9.000% due 8/15/30 - 9/15/2030(b)	3,900
5,044,657		5.000% due 1/15/33 - 6/1/2039(c)	5,216,327
66,080,994		6.000% due 5/15/33 - 6/1/2039(c)	69,028,628
29,596		4.500% due 9/15/33 (b)	29,990
8,256,353		6.500% due 1/15/34 - 1/15/2039	8,744,186
9,673,871		5.500% due 5/15/37 - 6/1/2039(c)	10,035,388
		Government National Mortgage Association II (GNMA):
51,042		8.500% due 11/20/16 - 1/20/2017	55,129
33,450		9.000% due 4/20/17 - 11/20/2021	36,126
152,867		5.375% due 2/20/26 - 5/20/2030(a)(b)	156,634
58,586		5.125% due 10/20/27 (a)(b)	59,284
2,016		8.000% due 3/20/30 (b)	2,267
3,240,013		6.000% due 2/20/35 - 6/1/2039(c)	3,384,636

		TOTAL GNMA	96,800,595

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $414,468,000)	425,115,349

ASSET-BACKED SECURITIES - 0.7%
Credit Card - 0.1%
1,020,000	AA	Washington Mutual Master Note Trust, Series 2006-A3A, Class A3, 0.363% due 9/15/13(a)(d)	1,017,630

Automobiles - 0.2%
1,180,796	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,200,077

Student Loan - 0.4%
		SLM Student Loan Trust:
1,650,000	AAA	Series 2008-5, Class A2, 2.259% due 10/25/16(a)	1,616,630
372,442	AAA	Series 2006-5, Class A2, 1.149% due 7/25/17(a)	372,289
26,202	AAA	Series 2005-5, Class A1, 1.159% due 1/25/18(a)(b)	26,204

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Student Loan - 0.4% — (continued)
$420,000	AAA	Series 2008-5, Class A3, 2.459% due 1/25/18(a)	$410,686
1,120,000	AAA	Series 2008-5, Class A4, 2.859% due 7/25/23(a)	971,689

		Total Student Loan	3,397,498

		TOTAL ASSET-BACKED SECURITIES (Cost — $5,778,946)	5,615,205

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9%
289,711	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.629% due 9/25/35(a)	207,440
247,077	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.879% due 11/25/33(a)	195,747
219,693	CCC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.724% due 6/25/29(a)	36,577
		American Home Mortgage Assets:
1,348,173	AAA	Series 2006-1, Class 2A1, 0.579% due 5/25/46(a)(b)	490,071
447,238	AAA	Series 2006-6, Class A1A, 0.579% due 12/25/46(a)	173,720
1,643,718	AAA	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.619% due 3/25/47(a)	662,346
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.739% due 6/25/34(a)(b)	466,622
96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 0.664% due 9/25/34(a)(b)	64,770
291,298	Aaa(e)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	266,701
		Banc of America Commercial Mortgage Inc.:
767,404	Aaa(e)	Series 2001-1, Class A2, 6.503% due 4/15/36	782,874
1,060,000	AAA	Series 2005-1, Class A4, 4.988% due 11/10/42(a)	974,033
		Banc of America Funding Corp.:
7,227	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	6,851
492,693	AAA	Series 2005-B, Class 2A1, 5.092% due 4/20/35(a)	323,497
2,557,029	AAA	Series 2007-5, Class 3A1, 6.000% due 7/25/37	2,276,305
2,386,757	BB+	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,514,057
		Banc of America Mortgage Securities Inc.:
527,932	AAA	Series 2004-F, Class 1A1, 4.519% due 7/25/34(a)(b)	428,128
2,899,265	A	Series 2006-B, Class 4A1, 6.206% due 11/20/46(a)	2,111,784
421,327	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 1.084% due 2/28/44(a)	301,020
		Bear Stearns Adjustable Rate Mortgage Trust:
116,550	AAA	Series 2002-11, Class 1A1, 5.605% due 2/25/33(a)(b)	108,746
998,626	AAA	Series 2005-2, Class A2, 2.424% due 3/25/35(a)(b)	858,042
1,337,249	AAA	Series 2007-3, Class 1A1, 5.472% due 5/25/47(a)(b)	802,133
		Bear Stearns ALT-A Trust:
546,671	AAA	Series 2005-2, Class 2A4, 4.688% due 4/25/35(a)	329,869
440,190	AAA	Series 2005-4, Class 23A2, 5.366% due 5/25/35(a)(b)	308,735
616,537	AAA	Series 2005-7, Class 22A1, 5.493% due 9/25/35(a)(b)	345,720
901,972	AAA	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 1.389% due 10/25/37(a)(b)	563,826
		Bear Stearns Commercial Mortgage Securities:
2,480,000	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	2,522,647
1,765,000	Aaa(e)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,664,091
982,927	Aaa(e)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	901,329
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	472,078
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	175,960
480,000	AAA	Series 2007-PW17, Class A4, 5.694% due 6/11/50(a)	389,064
587,359	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.694% due 12/25/36(a)(b)(d)	236,633
1,784,306	AAA	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.389% due 3/25/37(a)(d)	1,262,727
1,700,000	AAA	Centex Home Equity, Series 2006-A, Class AV4, 0.639% due 6/25/36(a)	645,218
360,471	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	365,234
		Chase Funding Mortgage Loan Asset-Backed Certificates:
1,397	AAA	Series 2002-2, Class 2A1, 0.889% due 5/25/32(a)	967
1,724	AAA	Series 2002-3, Class 2A1, 1.029% due 8/25/32(a)	1,405
1,607,698	AAA	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 4.166% due 2/25/37(a)(b)	1,371,899
2,602,455	AAA	Citigroup Mortgage Loan Trust Inc., Series 2005-4, Class A, 5.342% due 8/25/35(a)	2,157,532

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% — (continued)
$365,411	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	$370,610
1,055,000	AAA	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.020% due 12/10/49(a)	757,093
1,303,466	AAA	Commercial Mortgage Pass Through Certificates, Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,302,440
		Countrywide Alternative Loan Trust:
828,125	AAA	Series 2005-24, Class 4A1, 0.589% due 7/20/35(a)	352,211
510,849	AAA	Series 2005-27, Class 2A3, 3.613% due 8/25/35(a)	241,581
941,419	A	Series 2005-59, Class 1A1, 0.689% due 11/20/35(a)	428,244
1,348,229	A	Series 2006-OA17, Class 1A1A, 0.554% due 12/20/46(a)(b)	451,692
584,123	AAA	Series 2006-OA21, Class A1, 0.549% due 3/20/47(a)	216,378
1,331,633	AAA	Series 2006-OA9, Class 2A1A, 0.569% due 7/20/46(a)(b)	484,095
1,880,741	AAA	Series 2007-OA2, Class 2A1, 0.519% due 3/25/47(a)	681,586
		Countrywide Asset-Backed Certificates:
2,100	AAA	Series 2001-BC3, Class A, 0.869% due 12/25/31(a)	1,110
5,025	AAA	Series 2002-3, Class 1A1, 1.129% due 5/25/32(a)	2,099
12,759	AAA	Series 2003-BC2, Class 2A1, 0.989% due 6/25/33(a)	3,830
167,684	AAA	Series 2004-SD4, Class A1, 0.769% due 12/25/34(a)(d)	116,893
156,473	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	142,303
990,664	AAA	Series 2006-13, Class 3AV2, 0.539% due 1/25/37(a)	539,316
1,050,851	AAA	Series 2006-3, Class 3A1, 0.509% due 6/25/36(a)	662,805
856,575	AAA	Series 2006-SD3, Class A1, 0.719% due 7/25/36(a)(d)	510,737
1,725,000	AAA	Series 2007-4, Class A2, 5.530% due 9/25/37	1,103,616
185,367	A	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.695% due 12/15/35(a)	64,830
		Countrywide Home Loan Mortgage Pass Through Trust:
380,053	AAA	Series 2005-11, Class 3A3, 4.591% due 4/25/35(a)	115,345
245,256	AAA	Series 2005-11, Class 6A1, 0.689% due 3/25/35(a)	104,698
618,965	AAA	Series 2005-R1, Class 1AF1, 0.749% due 3/25/35(a)(d)	327,193
630,729	BB-	Series 2007-16, Class A1, 6.500% due 10/25/37	452,085
		Credit Suisse Mortgage Capital Certificates:
319,093	CCC	Series 2006-8, Class 3A1, 6.000% due 10/25/21	193,626
4,324,000	AAA	Series 2006-C5, Class A3, 5.311% due 12/15/39	3,210,383
400,000	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	243,328
		CS First Boston Mortgage Securities Corp.:
1,308,279	AAA	Series 2004-C2, Class A1, 3.819% due 5/15/36	1,255,768
1,248,773	B+	Series 2005-10, Class 5A6, 5.500% due 11/25/35	1,064,276
1,700,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,487,604
		Deutsche ALT-A Securities Inc.:
397,920	AAA	Series 2006-OA1, Class A1, 0.589% due 2/25/47(a)	161,508
3,725,245	AAA	Series 2007-OA2, Class A1, 2.823% due 4/25/47(a)	1,414,605
244,842	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.734% due 11/19/44(a)	53,522
		EMC Mortgage Loan Trust:
9,988	AAA(f)	Series 2002-B, Class A1, 1.124% due 2/25/41(a)(d)	5,158
50,014	AAA	Series 2003-A, Class A1, 1.024% due 8/25/40(a)(d)	44,473
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 17.198% due 2/15/24(a)(g)	3,816
411,916	NR	Series 2962, Class YC, 4.500% due 9/15/14(b)	415,375
203,305	NR	Series 3117, Class PN, 5.000% due 11/15/21(b)	204,020
1,655,650	NR	Series 3346, Class FA, 0.563% due 2/15/19(a)(b)	1,615,761
8,976,568	NR	Series 3346, Class SC, 6.217% due 10/15/33(a)	908,032
1,167,307	NR	Series T-61, Class 1A1, 3.655% due 7/25/44(a)(b)	1,112,198
		Federal National Mortgage Association (FNMA):
23,591	NR	Series 1999-18, Class A, 5.500% due 10/18/27	23,871

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% — (continued)
$72,637	NR	Series 2000-34, Class F, 0.839% due 10/25/30(a)(b)	$71,391
220,943	NR	Series 2000-T6, Class A3, 5.452% due 1/25/28(a)	224,909
159,376	NR	Series 2002-34, Class FE, 0.734% due 5/18/32(a)(b)	157,375
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	1,009,640
123,763	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	116,869
590,358	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	607,890
388,992	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	401,615
216,553	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	229,671
410,653	NR	Series 2005-47, Class PA, 5.500% due 9/25/24(b)	415,013
		First Union National Bank Commercial Mortgage:
1,181,294	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,191,581
1,640,481	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,694,879
		GE Capital Commercial Mortgage Corp.:
1,925,000	AAA	Series 2005-C1, Class A5, 4.772% due 6/10/48(a)	1,607,716
1,850,000	AAA	Series 2005-C4, Class A4, 5.334% due 11/10/45(a)	1,594,562
1,320,000	AAA	Series 2007-C1, Class A4, 5.543% due 12/10/49	920,591
		GMAC Commercial Mortgage Securities Inc.:
64,767	Aaa(e)	Series 1999-C3, Class A2, 7.179% due 8/15/36(a)	64,683
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33(a)	983,631
1,650,928	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,683,447
1,950,000	AAA	Series 2004-C3, Class A4, 4.547% due 12/10/41	1,858,413
2,065,623	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 1.224% due 2/25/31(a)(d)	1,019,053
		Government National Mortgage Association (GNMA):
128,765	NR	Series 2000-35, Class F, 0.879% due 12/16/25(a)(b)	127,508
110,794	NR	Series 2002-21, Class FV, 0.729% due 3/16/32(a)(b)	109,032
2,355,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% due 3/10/39	1,858,860
		GS Mortgage Securities Corp. II:
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/03/18(b)(d)	322,739
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	987,817
		GSR Mortgage Loan Trust:
3,255,399	AAA	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35(a)	2,385,829
476,229	AAA	Series 2005-AR6, Class 2A1, 4.541% due 9/25/35(a)(b)	404,715
562,886	AAA	Series 2006-OA1, Class 2A1, 0.579% due 8/25/46(a)	300,598
		Harborview Mortgage Loan Trust:
60,852	AAA	Series 2005-8, Class 1A2A, 0.689% due 9/19/35(a)	26,484
427,212	B	Series 2006-2, Class 1A, 5.547% due 2/25/36(a)	201,342
396,213	AA	Series 2006-9, Class 2A1A, 0.544% due 11/19/36(a)	150,641
		Home Equity Asset Trust:
1,781,472	AAA	Series 2007-1, Class 2A1, 0.449% due 5/25/37(a)	1,591,371
320,472	AAA	Series 2007-2, Class 2A1, 0.499% due 7/25/37(a)	296,032
6,996	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.189% due 3/25/33(a)	5,143
423,246	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.178% due 11/25/37(a)	240,298
		Indymac Index Mortgage Loan Trust:
190,524	AAA	Series 2004-AR15, Class 1A1, 5.163% due 2/25/35(a)	92,251
208,028	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	132,544
1,934,706	BB	Series 2007-AR5, Class 1A1, 6.136% due 5/25/37(a)	852,139
1,700,000	B	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.549% due 8/25/36(a)	562,062
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	605,402
40,000	Aaa(e)	Series 2005-CB13, Class A4, 5.280% due 1/12/43(a)	36,186
880,000	AAA	Series 2007-CB19, Class A4, 5.746% due 2/12/49(a)	673,993
500,000	AAA	Series 2007-LD11, Class A2, 5.804% due 6/15/49(a)	460,540
1,760,000	Aaa(e)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	1,327,034

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% — (continued)
		JP Morgan Mortgage Trust:
$559,112	AAA	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(b)	$490,786
1,713,728	AAA	Series 2005-A6, Class 4A1, 5.392% due 9/25/35(a)	1,265,698
941,452	AAA	Series 2006-A2, Class 5A3, 5.137% due 11/25/33(a)	682,182
130,495	Ba2(e)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	111,748
131,586	A	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	111,138
2,810,196	BB	Series 2007-S3, Class 1A35, 6.000% due 8/25/37	1,822,252
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa(e)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,830,789
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,147,621
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/30	262,346
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	389,531
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	657,486
1,210,000	AAA	Series 2007-C7, Class A2, 5.588% due 9/15/45	1,087,605
		Lehman XS Trust:
466,950	AAA	Series 2005-5N, Class 1A1, 0.689% due 11/25/35(a)	189,915
353,667	CCC	Series 2005-7N, Class 1A1B, 0.689% due 12/25/35(a)	74,922
7,140,000	A	Series 2007-12N, Class 1A3A, 0.674% due 7/25/47(a)	938,738
3,668,223	AAA	Series 2007-16N, Class 2A2, 1.159% due 9/25/47(a)	1,287,083
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 3.788% due 11/21/34(a)	3,082,094
170,034	AAA	Series 2004-4, Class 4A1, 5.193% due 5/25/34(a)(b)	134,985
2,319,358	AAA	Series 2007-3, Class 12A1, 0.674% due 5/25/47(a)	882,088
2,193,684	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 5.311% due 10/25/32(a)	1,533,787
437,564	AAA	Medallion Trust, Series 2003-1G, Class A, 1.715% due 12/21/33(a)	407,940
		Merrill Lynch Mortgage Investors Inc.:
473,710	AAA	Series 2004-A3, Class 4A3, 5.035% due 5/25/34(a)	422,501
506,557	AAA	Series 2005-A2, Class A2, 4.486% due 2/25/35(a)	411,202
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.657% due 5/12/39(a)	577,263
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
190,000	AAA	Series 2007-5, Class A4, 5.378% due 8/12/48	130,017
1,210,000	Aaa(e)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	861,590
733,405	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	520,089
		MLCC Mortgage Investors Inc.:
153,154	A2(e)	Series 2005-1, Class 2A1, 4.975% due 4/25/35(a)	113,006
469,673	Aa3(e)	Series 2005-1, Class 2A2, 4.975% due 4/25/35(a)	372,102
2,200,000	AAA	Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B, 0.479% due 1/25/37(a)	710,120
		Morgan Stanley Capital I:
1,700,000	Aaa(e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,550,374
669,076	AAA	Series 2004-SD3, Class A, 0.849% due 6/25/34(a)(d)	411,334
2,935,000	AAA	Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	2,589,353
167,042	AAA	Series 2006-HE7, Class A2A, 0.439% due 9/25/36(a)(b)	158,568
705,000	AAA	Series 2006-HQ8, Class A4, 5.386% due 3/12/44(a)	587,063
410,000	AAA	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	298,432
550,000	AAA	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	509,587
703,096	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.366% due 10/25/34(a)	544,939
		Nationstar Home Equity Loan Trust:
1,400,000	AAA	Series 2006-B, Class AV3, 0.559% due 9/25/36(a)	682,509
2,500,000	AAA	Series 2007-A, Class AV4, 0.619% due 3/25/37(a)	706,123
1,850,000	AAA	Series 2007-C, Class 2AV2, 0.519% due 6/25/37(a)	998,279
1,482,000	B	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.659% due 7/25/36(a)	264,919
		Option One Mortgage Loan Trust:
4,174	AAA	Series 2002-6, Class A2, 1.189% due 11/25/32(a)	2,820

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% — (continued)
$22,633	AAA	Series 2003-1, Class A2, 1.229% due 2/25/33(a)	$12,954
1,761,927	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35(a)	1,318,892
		Prime Mortgage Trust:
893,457	AAA	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	845,189
425,416	AAA	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	406,637
2,346,629	AAA	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,704,790
90,147	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	97,717
		Residential Accredit Loans Inc.:
1,962,578	B	Series 2006-QO8, Class 1A1A, 0.528% due 10/25/46(a)	1,589,297
2,223,408	AAA	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,765,626
		Residential Asset Mortgage Products Inc.:
8,354	A	Series 2003-RS4, Class AIIB, 1.049% due 5/25/33(a)	4,293
1,554,316	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	895,600
220,145	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	205,739
2,612,645	AAA	Residential Asset Securitization Trust, Series 2007-A7, Class A4, 6.000% due 7/25/37	1,363,289
718,762	D	SACO I Inc., Series 2006-7, Class A1, 0.519% due 7/25/36(a)	118,746
		Small Business Administration:
200,766	NR	Series 1999-P10B, Class 1, 7.540% due 8/10/09(b)	203,049
352,073	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10(b)	364,389
616,567	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	627,936
		Small Business Administration Participation Certificates:
455,252	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13(b)	482,822
186,641	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15(b)	201,251
390,807	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15(b)	421,085
263,011	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16(b)	286,622
1,364,662	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19(b)	1,473,227
1,065,664	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20(b)	1,158,208
1,304,045	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22(b)	1,360,007
		Structured Adjustable Rate Mortgage Loan Trust:
253,680	AAA	Series 2004-16, Class 1A2, 5.137% due 11/25/34(a)	180,448
1,064,740	AAA	Series 2004-6, Class 4A1, 4.839% due 6/25/34(a)	959,673
2,587,274	AAA	Series 2005-15, Class 4A1, 5.499% due 7/25/35(a)	1,811,958
374,386	AAA	Series 2005-19XS, Class 1A1, 0.709% due 10/25/35(a)	161,300
		Structured Asset Mortgage Investments Inc.:
515,781	AAA	Series 2005-AR5, Class A3, 0.609% due 7/19/35(a)(b)	335,355
2,793,776	AAA	Series 2007-AR6, Class A1, 3.553% due 8/25/47(a)	1,096,183
		Structured Asset Securities Corp.:
9,412	AAA	Series 2002-14A, Class 2A1, 5.395% due 7/25/32(a)(b)	7,215
282,270	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	247,197
263,355	AAA	Series 2006-BC3, Class A2, 0.439% due 10/25/36(a)(b)	247,106
2,098,164	AAA	Series 2007-BC4, Class A3, 0.639% due 11/25/37(a)	1,758,762
2,218,800	A	Terwin Mortgage Trust, Series 2006-4SL, Class A2, 4.500% due 5/25/37(a)(d)	189,584
		Thornburg Mortgage Securities Trust:
1,236,053	B3(e)	Series 2006-3, Class A2, 0.494% due 5/25/46(a)	1,222,221
1,387,300	B3(e)	Series 2006-3, Class A3, 0.499% due 6/25/46(a)	1,380,812
480,000	AAA	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, 6.086% due 8/15/39(a)	444,180
700,000	AAA	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.265% due 12/15/44(a)	616,125
		WaMu Mortgage Pass Through Certificates:
1,113,543	AAA	Series 2003-R1, Class A1, 0.929% due 12/25/27(a)(b)	792,708
74,608	AAA	Series 2004-AR11, Class A, 4.534% due 10/25/34(a)	62,973
238,154	AAA	Series 2004-AR12, Class A2A, 0.765% due 10/25/44(a)	131,281
630,693	AAA	Series 2005-AR11, Class A1A, 0.709% due 8/25/45(a)	347,641

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% — (continued)
$1,447,742	AAA	Series 2005-AR13, Class A1A1, 0.764% due 10/25/45(a)(b)	$682,955
619,167	AAA	Series 2005-AR15, Class A1A2, 0.669% due 11/25/45(a)	200,709
606,286	AAA	Series 2005-AR19, Class A1A2, 0.679% due 12/25/45(a)	285,053
1,000,000	AAA	Series 2005-AR4, Class A5, 4.668% due 4/25/35(a)	395,770
5,286,501	BB	Series 2006-AR11, Class 3A1A, 2.973% due 9/25/46(a)	1,954,045
1,603,222	AAA	Series 2006-AR13, Class 2A, 4.655% due 10/25/46(a)(b)	699,362
815,061	BBB-	Series 2007-HY4, Class 4A1, 5.507% due 9/25/36(a)	526,079
29,373,121	AAA	Series 2007-OA1, Class XPPP, 10.750% due 2/25/47(h)	493,827
1,330,792	AAA	Series 2007-OA2, Class 1A, 2.753% due 3/25/47(a)(b)	464,822
1,840,316	B	Series 2007-OA2, Class 2A, 2.753% due 1/25/47(a)	570,029
1,582,015	AAA	Series 2007-OA5, Class 1A, 2.803% due 6/25/47(a)	632,471
		Wells Fargo Mortgage Backed Securities Trust:
846,343	AAA	Series 2004-H, Class A1, 4.532% due 6/25/34(a)	750,795
400,000	AAA	Series 2006-AR4, Class 2A4, 5.775% due 4/25/36(a)	229,166
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $192,262,529)	148,818,095

CORPORATE BONDS & NOTES - 26.5%
Aerospace & Defense - 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16(b)	295,625

Airlines - 0.6%
		Continental Airlines Inc., Pass Thru Certificates:
850,000	A-	7.056% due 9/15/09	837,250
665,228	BB-	7.461% due 4/01/15	498,921
421,443	BBB+	7.256% due 3/15/20	356,120
		Delta Air Lines Inc., Pass Thru Certificates:
117,409	BBB	7.379% due 5/18/10	114,474
621,150	BBB	6.619% due 3/18/11	590,092
750,000	BBB-	7.111% due 9/18/11	697,500
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB-	6.841% due 4/01/11	890,000
423,098	BBB-	7.041% due 4/01/22	304,631
689,404	BB+	United Airlines Inc., Pass Thru Certificates, 7.032% due 10/01/10	672,168

		Total Airlines	4,961,156

Automobiles - 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
285,000	A-	4.875% due 6/15/10	287,214
300,000	A-	5.875% due 3/15/11	303,838
900,000	A-	5.750% due 9/08/11(b)	907,929
		General Motors Corp., Senior Unsecured Notes:
1,325,000	C	8.250% due 7/15/23(i)	125,875
20,000	C	8.375% due 7/15/33(i)	1,900

		Total Automobiles	1,626,756

Beverages - 0.1%
470,000	BBB-	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 6.820% due 5/01/18	473,857
510,000	A+	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/01/18	611,695

		Total Beverages	1,085,552

Capital Markets - 3.5%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	470,724
780,000	AA	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	795,724
450,000	BBB	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/29/49(a)	261,227

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Capital Markets - 3.5% — (continued)
		Goldman Sachs Group Inc. (The):
		Senior Notes:
$475,000	A	6.000% due 5/01/14	$483,456
1,635,000	A	7.500% due 2/15/19	1,723,403
		Senior Unsecured Notes:
190,000	A	4.500% due 6/15/10	193,239
400,000	A	1.414% due 2/06/12(a)	378,155
115,000	A	4.750% due 7/15/13	113,206
800,000	A	5.125% due 1/15/15	779,704
1,000,000	A	5.750% due 10/01/16(b)	979,556
2,600,000	A	6.250% due 9/01/17(b)	2,524,002
600,000	A	6.150% due 4/01/18	580,195
1,200,000	A-	Subordinated Notes, 6.750% due 10/01/37(b)	1,008,832
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 6.025% due 11/29/49(j)(k)	65
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 6.249% due 8/19/65(j)(k)	23
		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
120,000	NR	5.256% due 2/06/12(j)(k)	18,300
640,000	NR	10.738% due 11/07/16(j)(k)	100,800
416,000	NR	9.569% due 2/16/17(j)(k)	65,520
300,000	NR	4.542% due 9/15/22(j)(k)	47,625
900,000	NR	Subordinated Notes, 6.579% due 12/28/17(j)(k)	90
		Merrill Lynch & Co., Inc.:
2,600,000	A	Notes, 6.875% due 4/25/18(b)	2,416,848
		Senior Unsecured Notes:
1,000,000	A	8.680% due 5/02/17(a)	844,400
1,050,000	AA-	8.950% due 5/18/17(a)	828,187
1,584,000	AA-	9.570% due 6/06/17(a)	1,357,330
		Morgan Stanley, Senior Unsecured Notes:
365,000	A	6.750% due 4/15/11	380,291
565,000	A	1.648% due 1/09/12(a)	513,343
700,000	A	5.625% due 1/09/12	714,396
1,300,000	A	4.209% due 3/01/13(a)	1,571,638
300,000	A	4.201% due 11/29/13(a)	351,604
925,000	A	1.449% due 1/09/14(a)	766,440
1,195,000	A	6.000% due 5/13/14	1,202,127
1,270,000	A	1.536% due 10/18/16(a)	936,991
2,000,000	A	5.750% due 10/18/16(b)	1,896,960
150,000	A	5.450% due 1/09/17	137,561
195,000	A	6.250% due 8/28/17	186,352
2,600,000	A	6.625% due 4/01/18(b)	2,574,549
350,000	A	7.300% due 5/13/19	359,151

		Total Capital Markets	27,562,014

Chemicals - 0.0%
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	190,055
29,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	24,505

		Total Chemicals	214,560

Commercial Banks - 2.9%
700,000	BBB+	American Express Centurion Bank, Senior Unsecured Notes, 0.416% due 3/23/10(a)(b)	687,933
1,000,000	AA	ANZ National International Ltd./New Zealand, Bank Guaranteed Notes, 6.200% due 7/19/13(d)	1,021,650
1,600,000	B	BAC Capital Trust XV, Bank Guaranteed Notes, 3.003% due 6/01/56(a)	649,085
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	890,059
760,000	B	BankAmerica Capital III, Bank Guaranteed Notes, 1.664% due 1/15/27(a)	247,991

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Commercial Banks - 2.9% — (continued)
$800,000	B-	Banponce Trust 1, Company Guaranteed Notes, 8.327% due 2/01/27	$461,431
		Deutsche Bank AG/London, Senior Unsecured Notes:
1,000,000	A+	4.875% due 5/20/13	1,011,590
3,100,000	A+	6.000% due 9/01/17(b)	3,120,596
600,000	AA+	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	594,515
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(d)(g)(j)	39,150
460,000	D	Subordinated Notes, 6.693% due 6/15/16(d)(g)(j)	276
1,300,000	A-	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(d)	923,237
		ICICI Bank Ltd., Unsecured Notes:
400,000	BB	6.375% due 4/30/22(a)(d)	302,192
150,000	BB	6.375% due 4/30/22(a)	111,102
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	205,945
690,000	NR	Landsbanki Islands HF, Senior Unsecured Notes, 6.100% due 8/25/11(d)(g)(j)	5,175
1,750,000	CCC+	Lloyds Banking Group PLC, Junior Subordinated Notes, 5.920% due 9/29/49(a)(d)	673,750
		National Australia Bank Ltd.:
1,500,000	AA	Bonds, 2.838% due 2/08/10(a)(b)(d)	1,500,198
1,500,000	AA	Senior Notes, 5.350% due 6/12/13(d)	1,516,020
750,000	B	Nationsbank Cap Trust III, Bank Guaranteed Notes, 1.644% due 1/15/27(a)	302,849
660,000	NR	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 9.118% due 3/31/10	498,386
390,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	295,998
400,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 1/29/49(a)(d)	124,115
10,000	A	Sumitomo Mitsui Banking Corp./New York, Senior Subordinated Notes, 8.000% due 6/15/12	10,917
190,000	BB+	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36(a)	123,344
3,000,000	AAA	Swedbank AB, Government Liquid Guaranteed Notes, 2.800% due 2/10/12(b)(d)	3,013,153
4,100,000	A+	UBS AG Stamford Branch, Senior Unsecured Notes, 5.750% due 4/25/18(b)	3,684,145
		Wachovia Corp.:
830,000	AA	Senior Unsecured Notes, 5.750% due 2/01/18	797,720
280,000	AA-	Subordinated Notes, 5.250% due 8/01/14	270,514
10,000	AA-	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	9,667

		Total Commercial Banks	23,092,703

Commercial Services - 0.1%
750,000	AA-	Novartis Securities Investment Ltd., Company Guaranteed Notes, 5.125% due 2/10/19	761,565

Commercial Services & Supplies - 0.1%
260,000	AAA	Board of Trustees of The Leland Stanford Junior University (The), Notes, 4.250% due 5/01/16	257,459
27,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	26,257
		Waste Management Inc., Company Guaranteed Notes:
185,000	BBB	6.375% due 11/15/12	188,664
40,000	BBB	7.375% due 5/15/29	36,948
100,000	BBB	7.750% due 5/15/32	95,820

		Total Commercial Services & Supplies	605,148

Communication Equipment - 0.2%
1,500,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17(b)	1,249,869

Computers & Peripherals - 0.1%
650,000	A	Hewlett-Packard Co., Notes, 2.250% due 5/27/11	655,685

Consumer Finance - 1.2%
200,000	BBB-	Aiful Corp., Notes, 5.000% due 8/10/10(d)	113,025
		American Express Co.:
1,200,000	BBB+	Senior Unsecured Notes, 7.000% due 3/19/18(b)	1,147,935
260,000	BB	Subordinated Notes, 6.800% due 9/01/66(a)	176,634
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.621% due 6/16/11(a)(b)	905,685
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
490,000	BBB-	1.299% due 7/27/09(a)	483,567

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Consumer Finance - 1.2% — (continued)
$300,000	CCC+	7.375% due 10/28/09	$292,629
30,000	CCC+	7.875% due 6/15/10	28,562
100,000	CCC+	7.375% due 2/01/11	91,092
674,000	CCC+	7.246% due 6/15/11(a)	570,373
85,000	CCC+	7.250% due 10/25/11	73,391
1,100,000	CCC+	7.800% due 6/01/12	957,000
470,000	BBB-	5.000% due 10/01/13	338,706
1,400,000	CCC+	7.000% due 10/01/13(b)	1,130,735
385,000	BBB-	1.459% due 1/27/14(a)	233,559
625,000	BBB-	5.375% due 5/15/14	416,056
70,000	BBB-	5.050% due 11/14/14	46,249
80,000	BBB-	5.625% due 8/01/33	41,908
2,400,000	BBB	Foster’s Finance Corp., Notes, 4.875% due 10/01/14(b)(d)	2,215,553

		Total Consumer Finance	9,262,659

Diversified Consumer Services - 0.0%
		Hertz Corp., Company Guaranteed Notes:
35,000	CCC+	8.875% due 1/01/14	32,025
40,000	CCC+	10.500% due 1/01/16	35,000
		Service Corp. International, Senior Unsecured Notes:
40,000	BB-	6.750% due 4/01/16	37,000
95,000	BB-	7.500% due 4/01/27	76,000

		Total Diversified Consumer Services	180,025

Diversified Financial Services - 5.5%
200,000	B	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67(a)(d)	42,298
50,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	45,405
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	41,213
		Bank of America Corp., Senior Unsecured Notes:
375,000	A	5.625% due 10/14/16	324,702
155,000	A	6.000% due 9/01/17	138,930
3,600,000	A	5.650% due 5/01/18(b)	3,238,342
3,700,000	A+	Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17(b)(d)	3,048,289
300,000	B	Barnett Capital III, Bank Guaranteed Notes, 1.795% due 2/01/27(a)	135,634
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	19,626
2,300,000	A+	7.250% due 2/01/18	2,374,957
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47(d)	93,311
700,000	BBB+	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	721,986
972,718	BBB	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13(d)	994,160
		Countrywide Financial Corp., Company Guaranteed Notes:
500,000	A	4.500% due 6/15/10	494,735
300,000	A	5.800% due 6/07/12	301,231
950,000	A	Countrywide Home Loans Inc., Company Guaranteed Notes, 4.000% due 3/22/11	918,508
4,265,000	A+	Credit Suisse Group New York, Senior Unsecured Notes, 5.000% due 5/15/13(b)	4,247,735
1,000,000	BBB+	Credit Suisse Guernsey Ltd., Junior Subordinated Notes, 2.839% due 5/29/49(a)	401,250
1,570,000	A	Credit Suisse/New York, Subordinated Notes, 6.000% due 2/15/18	1,461,513
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(d)	675,110
1,500,000	BBB+	Farmers Exchange Capital, Debentures Notes, 7.050% due 7/15/28(d)	962,169
		General Electric Capital Corp.:
		Senior Unsecured Notes:
2,080,000	AA+	5.000% due 11/15/11	2,149,996
145,000	AA+	5.875% due 2/15/12	149,090
55,000	AA+	5.000% due 4/10/12	55,297
20,000	AA+	5.450% due 1/15/13	20,266

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Financial Services - 5.5% — (continued)
$700,000	AAA	0.915% due 3/20/14(a)	$525,806
575,000	AA+	5.900% due 5/13/14	594,982
1,270,000	AA+	2.256% due 9/15/14(a)	1,061,114
750,000	AA+	1.428% due 5/11/16(a)	583,559
690,000	AA+	5.625% due 5/01/18	660,118
775,000	AA+	1.396% due 5/05/26(a)	478,403
500,000	AA+	5.875% due 1/14/38(b)	406,036
		Subordinated Notes:
1,100,000	A+	6.500% due 9/15/67(a)(d)	1,092,987
1,050,000	A+	6.375% due 11/15/67(a)	742,364
		GMAC LLC:
		Company Guaranteed Notes:
143,000	CCC	7.750% due 1/19/10(d)	136,585
449,000	CCC	6.625% due 5/15/12(d)	388,633
		Senior Unsecured Notes:
1,900,000	CCC	6.750% due 12/01/14(b)	1,588,039
100,000	CCC	8.000% due 11/01/31(b)	75,481
1,600,000	AA-	HSBC Bank USA NA/New York, NY, Subordinated Notes, 6.000% due 8/09/17(b)	1,555,339
585,000	A	HSBC Finance Corp., Senior Unsecured Notes, 4.125% due 11/16/09	588,263
270,000	BBB-	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(d)	106,650
240,000	AA	Irwin Land LLC, Bonds, 5.300% due 12/15/35(d)	168,298
1,760,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 2.418% due 9/30/34(a)	770,656
		JPMorgan Chase & Co.:
1,425,000	AAA	FDIC Guranteed Notes, 2.200% due 6/15/12	1,441,868
400,000	BBB+	Junior Subordinated Notes, 7.900% due 4/29/49(a)	334,897
1,620,000	A	Senior Subordinated Notes, 6.750% due 2/01/11	1,700,456
		Senior Unsecured Notes:
1,475,000	A+	4.650% due 6/01/14	1,466,685
750,000	A+	6.400% due 5/15/38	759,394
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	292,432
330,000	A	5.150% due 10/01/15	318,715
630,000	A	6.125% due 6/27/17	605,965
100,000	C(e)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/04/11(d)(g)(j)	9,500
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	160,109
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	49,053
410,000	BB+	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	342,350
1,375,000	AA	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	1,293,485
230,000	A	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49(a)	140,350
150,000	A	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	110,185

		Total Diversified Financial Services	43,604,510

Diversified Telecommunication Services - 1.8%
		AT&T Inc., Senior Unsecured Notes:
170,000	A	5.100% due 9/15/14	176,331
730,000	A	5.800% due 2/15/19	750,535
200,000	A	6.500% due 9/01/37	193,530
2,575,000	A	6.300% due 1/15/38(b)	2,426,603
540,000	A	6.550% due 2/15/39	529,070
235,000	BBB	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	249,489
150,000	A+	Cisco Systems Inc., Notes, 5.900% due 2/15/39	145,792
225,000	BBB-	COX Communications Inc., Bonds, 8.375% due 3/01/39(d)	236,988
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	220,077

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services - 1.8% — (continued)
		Embarq Corp., Senior Unsecured Notes:
$740,000	BBB-	6.738% due 6/01/13	$727,676
3,000,000	BBB-	7.082% due 6/01/16(b)	2,943,984
		Frontier Communications Corp., Senior Unsecured Notes:
20,000	BB	9.250% due 5/15/11	20,825
15,000	BB	7.875% due 1/15/27	12,300
95,000	CCC	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/01/14	74,219
55,000	A	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	61,205
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	267,447
160,000	BBB	Telecom Italia Capital SA, Company Guaranteed Notes, 4.950% due 9/30/14	152,054
		Verizon Communications Inc.:
280,000	A	Bonds, 6.900% due 4/15/38	285,743
		Senior Unsecured Notes:
340,000	A	6.875% due 4/01/12	357,473
700,000	A	5.550% due 2/15/16(b)	719,950
2,415,000	A	8.500% due 11/15/18(d)	2,934,925
165,000	A	5.125% due 6/15/33	119,399
		Verizon Global Funding Corp., Senior Unsecured Notes:
5,000	A	6.875% due 6/15/12	5,515
165,000	A	7.375% due 9/01/12	185,623
165,000	BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	162,938

		Total Diversified Telecommunication Services	13,959,691

Electric Utilities - 2.0%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	280,478
1,300,000	A-	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/01/18	1,359,853
1,500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.100% due 4/15/18	1,516,758
		EDF SA, Notes:
2,400,000	A+	6.500% due 1/26/19(b)(d)	2,597,782
1,200,000	A+	6.950% due 1/26/39(b)(d)	1,320,060
		Edison Mission Energy, Senior Unsecured Notes:
220,000	BB-	7.200% due 5/15/19	149,875
50,000	BB-	7.625% due 5/15/27	30,812
		Energy Future Holdings Corp.:
95,400	B-	Company Guaranteed Notes, 11.250% due 11/01/17(l)	50,323
160,000	CCC	Senior Unsecured Notes, 6.500% due 11/15/24	66,365
115,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	88,793
540,000	BBB-	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	469,545
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	130,220
		Florida Power Corp., 1st Mortgage Notes:
195,000	A-	5.900% due 3/01/33	194,807
125,000	A-	6.400% due 6/15/38	133,504
5,000	A+	Hydro-Quebec, Local Government Guaranteed Notes, 6.300% due 5/11/11	5,428
1,700,000	BBB	Illinois Power Co., Senior Secured Notes, 6.250% due 4/01/18(b)	1,596,453
575,000	BBB	Kansas City Power & Light Co., Senior Unsecured Notes, 6.375% due 3/01/18	548,395
750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	673,267
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	226,238
225,000	BBB+	6.500% due 9/15/37	219,100
164,294	BB+	Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/02/09(b)	168,812
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	364,198
210,000	BBB+	6.050% due 3/01/34	212,489
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	855,504

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Electric Utilities - 2.0% — (continued)
$800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	$800,352
95,000	A-	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	85,008
300,000	A-	Scottish Power PLC, Senior Unsecured Notes, 4.910% due 3/15/10	303,555
900,000	BBB-	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/01/19(d)	994,248
		TXU Corp., Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	64,752
635,000	CCC	6.550% due 11/15/34	252,626

		Total Electric Utilities	15,759,600

Electronic Equipment & Instruments - 0.0%
		NXP BV/NXP Funding LLC:
45,000	CCC	Company Guaranteed Notes, 9.500% due 10/15/15	7,987
15,000	CCC+	Senior Secured Notes, 7.875% due 10/15/14	5,400

		Total Electronic Equipment & Instruments	13,387

Energy Equipment & Services - 0.1%
		Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes:
35,000	BB	7.500% due 5/15/15	32,200
110,000	BB	7.750% due 5/15/17	97,350
120,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	97,800
160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	117,200
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	366,797
60,000	BBB-	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	60,075

		Total Energy Equipment & Services	771,422

Food & Staples Retailing - 0.1%
700,000	BBB+	CVS Caremark Corp., Notes, 6.600% due 3/15/19	728,290

Food Products - 0.2%
600,000	BBB+	Kellogg Co., Senior Unsecured Notes, 4.450% due 5/30/16	595,846
		Kraft Foods Inc., Senior Unsecured Notes:
600,000	BBB+	6.500% due 8/11/17	627,207
310,000	BBB+	6.125% due 2/01/18	316,860

		Total Food Products	1,539,913

Gas Utilities - 0.3%
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
650,000	BBB	7.875% due 4/01/13	683,065
200,000	BBB	6.150% due 5/01/16	183,687
600,000	BBB	6.000% due 5/15/18	529,834
560,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	626,223

		Total Gas Utilities	2,022,809

Health Care Providers & Services - 0.6%
50,000	BBB+	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	48,075
140,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	131,950
		HCA Inc.:
		Senior Secured Notes:
1,260,000	BB-	9.250% due 11/15/16(b)	1,241,100
66,268	BB-	9.625% due 11/15/16(l)	63,617
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/01/11	29,400
200,000	B-	6.250% due 2/15/13	170,000
120,000	B-	7.190% due 11/15/15	91,864
29,000	B-	6.500% due 2/15/16	22,330
765,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/01/19(d)	793,762
		Tenet Healthcare Corp.:
		Senior Secured Notes:
38,000	BB-	9.000% due 5/01/15(d)	38,950

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Health Care Providers & Services - 0.6% — (continued)
$38,000	BB-	10.000% due 5/01/18(d)	$39,900
311,000	B	Senior Unsecured Notes, 9.875% due 7/01/14	312,555
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	791,445
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	756,737
30,000	A-	5.875% due 6/15/17	28,669

		Total Health Care Providers & Services	4,560,354

Hotels, Restaurants & Leisure - 0.0%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	BB-	6.750% due 4/15/14	19,625
80,000	BB-	7.125% due 2/01/16	57,200
30,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	7,200
		MGM Mirage, Company Guaranteed Notes:
5,000	CCC+	8.500% due 9/15/10	4,725
30,000	CCC+	6.750% due 9/01/12	20,775
20,000	CCC+	6.625% due 7/15/15	13,025
100,000	CCC+	7.625% due 1/15/17(i)	64,500
		Mohegan Tribal Gaming Authority:
2,000	CCC+	Company Guaranteed Notes, 6.375% due 7/15/09	2,000
10,000	CCC+	Senior Subordinated Notes, 8.000% due 4/01/12	7,575
20,000	B+	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/01/11	14,700
		Station Casinos Inc.:
5,000	D	Senior Subordinated Notes, 6.875% due 3/01/16(g)	175
		Senior Unsecured Notes:
28,000	D	6.000% due 4/01/12(g)(i)	10,220
95,000	D	7.750% due 8/15/16(g)	34,675

		Total Hotels, Restaurants & Leisure	256,395

Household Durables - 0.1%
20,000	CCC+	American Achievement Corp., Company Guaranteed Notes, 8.250% due 4/01/12(d)	16,900
600,000	BBB-	Newell Rubbermaid Inc., Senior Unsecured Notes, 10.600% due 4/15/19(b)	672,572

		Total Household Durables	689,472

Independent Power Producers & Energy Traders - 0.1%
		AES Corp.:
53,000	BB+	Senior Secured Notes, 8.750% due 5/15/13(d)	54,193
		Senior Unsecured Notes:
130,000	BB-	7.750% due 10/15/15	121,550
690,000	BB-	8.000% due 10/15/17	645,150
		NRG Energy Inc., Company Guaranteed Notes:
115,000	BB-	7.250% due 2/01/14	110,400
40,000	BB-	7.375% due 2/01/16	37,750
15,000	BB-	7.375% due 1/15/17	14,137

		Total Independent Power Producers & Energy Traders	983,180

Industrial Conglomerates - 0.1%
		Tyco International Group SA, Company Guaranteed Notes:
300,000	BBB+	6.375% due 10/15/11	315,241
420,000	BBB+	6.000% due 11/15/13	421,558
236,000	BBB+	6.875% due 1/15/21	224,457

		Total Industrial Conglomerates	961,256

Insurance - 1.6%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	2.628% due 7/19/13(a)	369,740
2,100,000	A-	5.850% due 1/16/18(b)	891,164
2,300,000	A-	8.250% due 8/15/18(b)(d)	1,097,250

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Insurance - 1.6% — (continued)
$245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	$260,141
600,000	BBB	MetLife Capital Trust X, Collateral Trust Notes, 9.250% due 4/08/38(a)(d)	511,132
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,096,255
1,300,000	A-	Notes, 7.717% due 2/15/19	1,383,938
175,000	A-	Senior Unsecured Notes, 6.750% due 6/01/16	178,326
		Metropolitan Life Global Funding I, Senior Secured Notes:
2,900,000	AA-	1.278% due 5/17/10(a)(b)(d)	2,756,882
1,300,000	AA-	5.125% due 4/10/13(d)	1,284,446
2,400,000	AAA	New York Life Global Funding, Notes, 4.650% due 5/09/13(b)(d)	2,369,995
720,000	BBB	Travelers Cos. Inc., Junior Subordinated Notes, 6.250% due 3/15/37(a)	511,472

		Total Insurance	12,710,741

Media - 1.2%
100,000	CCC	Clear Channel Communications Inc., Senior Unsecured Notes, 4.900% due 5/15/15	15,750
30,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 8.375% due 3/15/13	33,444
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,381,314
170,000	BBB+	8.875% due 5/01/17	191,381
		Comcast Corp., Company Guaranteed Notes:
280,000	BBB+	6.500% due 1/15/15	290,045
30,000	BBB+	6.500% due 1/15/17	31,104
30,000	BBB+	5.875% due 2/15/18	30,165
740,000	BBB+	5.700% due 5/15/18	735,271
250,000	BBB+	6.450% due 3/15/37	235,933
		CSC Holdings Inc.:
5,000	BB	Senior Notes, 8.625% due 2/15/19(d)	4,931
65,000	BB	Senior Unsecured Notes, 7.625% due 4/01/11	65,163
70,000	BB	DirecTV Holdings LLC/DirecTV Financing Co., Company Guaranteed Notes, 8.375% due 3/15/13	70,875
20,000	BB-	DISH DBS Corp., Company Guaranteed Notes, 7.000% due 10/01/13	19,000
		Echostar DBS Corp., Company Guaranteed Notes:
50,000	BB-	6.625% due 10/01/14	45,500
25,000	BB-	7.125% due 2/01/16	23,125
10,000	B	Lamar Media Corp., Company Guaranteed Notes, 6.625% due 8/15/15	8,250
10,000	BB+	Liberty Media LLC, Senior Unsecured Notes, 5.700% due 5/15/13	8,575
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	118,235
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	274,240
35,000	BBB+	6.200% due 12/15/34	28,641
415,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	446,674
70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	72,381
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	3,250
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/02/12	754,600
450,000	BBB	5.850% due 5/01/17	445,158
10,000	BBB	8.750% due 2/14/19	11,488
100,000	BBB	8.250% due 4/01/19	112,225
50,000	BBB	Time Warner Entertainment Co. LLP, Senior Unsecured Notes, 8.375% due 7/15/33	52,054
		Time Warner Inc., Company Guaranteed Notes:
2,800,000	BBB	2.405% due 11/13/09(a)(b)	2,789,864
235,000	BBB	6.875% due 5/01/12	247,566
125,000	BBB	7.570% due 2/01/24	113,047
95,000	BBB	7.700% due 5/01/32	87,314

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Media - 1.2% — (continued)
$280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	$300,037

		Total Media	9,046,600

Metals & Mining - 0.1%
100,000	A	Corp. Nacional del Cobre de Chile — (CODELCO), Senior Unsecured Notes, 4.750% due 10/15/14(d)	101,757
190,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	188,842
460,000	BBB	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 6.500% due 7/15/18	453,693
		Steel Dynamics Inc., Company Guaranteed Notes:
45,000	BB+	7.375% due 11/01/12	41,625
90,000	BB+	6.750% due 4/01/15	77,175
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	235,680

		Total Metals & Mining	1,098,772

Multiline Retail - 0.0%
20,000	BB	JC Penney Corp. Inc., Senior Unsecured Notes, 7.400% due 4/01/37	16,361

Multi-Utilities - 0.1%
		Dominion Resources Inc./VA, Senior Unsecured Notes:
175,000	A-	5.125% due 12/15/09	177,878
70,000	A-	4.750% due 12/15/10	71,866
330,000	A-	5.700% due 9/17/12	341,416
105,000	A-	7.195% due 9/15/14	115,559

		Total Multi-Utilities	706,719

Office Electronics - 0.0%
30,000	BBB	Xerox Corp., Senior Unsecured Notes, 6.750% due 2/01/17	26,814

Oil, Gas & Consumable Fuels - 2.5%
3,000,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	3,101,250
540,000	BBB-	Anadarko Petroleum Corp., Senior Unsecured Notes, 6.450% due 9/15/36	450,951
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	562,669
755,000	AA	Atlantic Richfield Co., Senior Unsecured Notes, 9.125% due 3/01/11	845,446
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	183,113
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	34,500
30,000	BB	6.250% due 1/15/18	24,488
65,000	BB	7.250% due 12/15/18	54,600
		ConocoPhillips, Company Guaranteed Notes:
520,000	A	6.000% due 1/15/20	540,818
225,000	A	6.500% due 2/01/39	233,303
275,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	283,225
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	824,303
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/01/31	181,685
325,000	BB-	7.750% due 1/15/32	259,523
9,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.375% due 6/15/32	9,130
500,000	BBB-	Enterprise Products Operating LLC, Company Guaranteed Notes, 6.300% due 9/15/17	481,396
		Gaz Capital SA:
250,000	BBB	Secured Notes, 6.212% due 11/22/16(d)	211,550
300,000	BBB	Senior Secured Notes, 6.510% due 3/07/22(d)	225,750
		Hess Corp., Senior Unsecured Notes:
300,000	BBB-	6.650% due 8/15/11	318,850
50,000	BBB-	7.875% due 10/01/29	50,857
460,000	BBB-	7.300% due 8/15/31	440,258
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	621,881
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	199,193
50,000	BBB	5.850% due 9/15/12	51,969

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels - 2.5% — (continued)
$230,000	BBB	6.000% due 2/01/17	$222,138
510,000	BBB	6.950% due 1/15/38	473,992
1,100,000	BBB+	Marathon Oil Corp., Senior Notes, 7.500% due 2/15/19	1,162,280
55,000	B	OPTI Canada Inc., Secured Notes, 8.250% due 12/15/14	38,225
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/01/19	1,005,619
39,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	37,830
29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	26,984
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,244,025
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/01/12	81,966
65,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15(d)(g)(j)	4,550
900,000	AA+	Shell International Finance BV, Company Guaranteed Notes, 4.000% due 3/21/14	930,834
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17(d)	37,425
58,000	BB	8.000% due 3/01/32	57,491
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39(b)	1,171,784
49,000	BB	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	48,633
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	102,160
		Williams Cos Inc., Senior Unsecured Notes:
1,070,000	BB+	8.750% due 1/15/20(d)	1,104,002
340,000	BB+	7.500% due 1/15/31	287,998
		Williams Cos. Inc., Senior Unsecured Notes:
80,000	BB+	7.875% due 9/01/21	77,749
240,000	BB+	7.750% due 6/15/31	208,103
353,000	BB+	8.750% due 3/15/32	339,693
		XTO Energy Inc., Senior Unsecured Notes:
430,000	BBB	7.500% due 4/15/12	451,288
30,000	BBB	6.250% due 4/15/13	31,919
40,000	BBB	5.650% due 4/01/16	40,046
30,000	BBB	5.500% due 6/15/18	29,487
68,000	BBB	6.750% due 8/01/37	67,694

		Total Oil, Gas & Consumable Fuels	19,474,623

Paper & Forest Products - 0.1%
1,000	B+	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	1,010
385,000	BBB-	Weyerhaeuser Co., Senior Unsecured Notes, 6.750% due 3/15/12	383,284

		Total Paper & Forest Products	384,294

Pharmaceuticals - 0.3%
650,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	692,209
650,000	A+	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 5.650% due 5/15/18	676,598
175,000	A-	Schering-Plough Corp., Senior Unsecured Notes, 6.550% due 9/15/37	178,228
300,000	BBB+	Teva Pharmaceutical Finance LLC, Company Guaranteed Notes, 6.150% due 2/01/36	282,885
350,000	A+	Wyeth, Senior Unsecured Notes, 5.950% due 4/01/37	356,930

		Total Pharmaceuticals	2,186,850

Real Estate Investment Trusts (REITs) - 0.5%
700,000	BBB	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	519,516
		Forest City Enterprises Inc., Senior Unsecured Notes:
10,000	B+	7.625% due 6/01/15	5,550
19,000	B+	6.500% due 2/01/17	10,165
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	793,311
700,000	BBB	6.450% due 6/25/12	660,055
9,000	BBB-	Health Care REIT Inc., Senior Unsecured Notes, 8.000% due 9/12/12	8,932
30,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.750% due 6/01/16	25,950
300,000	BB-	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11(b)(i)	174,062

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

Real Estate Investment Trusts (REITs) - 0.5% — (continued)
$330,000	C	Realogy Corp., Company Guaranteed Notes, 12.375% due 4/15/15(i)	$84,150
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	730,686
		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
30,000	BBB-	9.000% due 5/01/12	31,050
20,000	BBB-	6.750% due 4/01/17	18,550
465,000	A-	WEA Finance LLC, Company Guaranteed Notes, 7.500% due 6/02/14(d)	461,143

		Total Real Estate Investment Trusts (REITs)	3,523,120

Road & Rail - 0.0%
10,000	B+	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	9,025
20,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 6.750% due 2/15/11	21,197
140,000	BBB	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	137,613

		Total Road & Rail	167,835

Specialty Retail - 0.0%
60,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	56,700

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/01/11	26,850

Tobacco - 0.1%
275,000	BBB	Altria Group Inc., Company Guaranteed Notes, 10.200% due 2/06/39	315,122
175,000	A	Philip Morris International Inc., Senior Unsecured Notes, 5.650% due 5/16/18	179,379
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	84,155

		Total Tobacco	578,656

Wireless Telecommunication Services - 0.1%
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	47,885
		Nextel Communications Inc., Company Guaranteed Notes:
700,000	BB	6.875% due 10/31/13	586,250
15,000	BB	5.950% due 3/15/14	11,925
60,000	BB	7.375% due 8/01/15	47,850
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	10,401
225,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 6.150% due 2/27/37	229,293

		Total Wireless Telecommunication Services	933,604

		TOTAL CORPORATE BONDS & NOTES (Cost — $227,619,973)	208,342,135

MUNICIPAL BONDS - 1.5%
California - 0.4%
1,100,000	AA+	California Educational Facilities Authority, University of Southern California, Series A, 5.000% due 10/1/39(b)	1,116,313
		State of California, GO:
700,000	A	5.000% due 06/01/2037(b)	618,940
1,100,000	A	5.000% due 11/01/2037(b)	972,037
200,000	A	5.000% due 12/01/2037(b)	176,724

		Total California	2,884,014

Illinois - 0.9%
255,000	AAA	Chicago IL, GO, Series 1287, FSA-Insured, 8.314% due 1/1/14(a)(b)	214,394
		Chicago Transit Authority:
3,500,000	AA+	Series A, 6.899% due 12/1/40(b)	3,669,680
2,700,000	AA+	Series B, 6.899% due 12/1/40(b)	2,830,896
210,000	AA-	Illinois State, GO, 5.100% due 6/1/33	182,853

		Total Illinois	6,897,823

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Rating‡	Security	Value

New York - 0.0%
$190,000		AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 8.911% due 12/15/13(a)(b)	$176,565

Ohio - 0.1%
1,000,000		BBB	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	724,120

Virginia - 0.1%
1,250,538		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,197,440

			TOTAL MUNICIPAL BONDS (Cost — $12,132,946)	11,879,962

SOVEREIGN BONDS - 1.0%
Brazil - 0.2%
2,500,000	BRL	BBB-	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,467,039

Canada - 0.2%
1,500,000	CAD	AA	Province of Ontario Canada, Debentures Notes, 6.500% due 3/08/29(b)	1,597,751

France - 0.1%
300,000	EUR	AAA	Government of France, Bonds, 5.750% due 10/25/32	494,883

Hong Kong - 0.2%
1,000,000		AA+	Hong Kong Government International Bond, Notes, 5.125% due 8/01/14(b)(d)	1,081,078

Mexico - 0.1%
			Mexico Government International Bond:
			Senior Unsecured Notes:
70,000		BBB+	5.625% due 1/15/17	71,750
45,000		BBB+	7.500% due 4/08/33	50,175
508,000		BBB+	6.750% due 9/27/34	524,510
275,000		BBB+	Unsubordinated Notes, 6.375% due 1/16/13	297,275

			Total Mexico	943,710

Qatar - 0.0%
255,000		AA-	Qatar Government International Bond, Senior Notes, 6.550% due 4/09/19(d)	265,838

Russia - 0.1%
988,800		BBB	Russian Federation, Senior Unsecured Notes, 7.500% due 3/31/30(a)	996,216

South Korea - 0.1%
1,050,000		A	Export-Import Bank of Korea, Notes, 1.645% due 10/04/11(a)(b)(d)	1,053,259

			TOTAL SOVEREIGN BONDS (Cost — $7,420,137)	7,899,774

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.7%
U.S. GOVERNMENT OBLIGATIONS - 6.8%
			U.S. Treasury Bonds:
2,125,000			8.125% due 8/15/19	2,915,234
380,000			8.000% due 11/15/21	524,697
2,200,000			4.375% due 2/15/38	2,210,657
7,849,000			4.500% due 5/15/38	8,059,950
3,974,000			3.500% due 2/15/39	3,425,719
3,921,000			4.250% due 5/15/39	3,865,255
			U.S. Treasury Notes:
1,515,000			0.875% due 4/30/11(m)	1,515,232
1,155,000			1.750% due 1/31/14	1,131,453
1,945,000			1.875% due 4/30/14	1,904,880
3,450,000			2.250% due 5/31/14	3,435,175

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.7% — (continued)
U.S. GOVERNMENT OBLIGATIONS - 6.8%(continued)
$1,370,000		2.625% due 4/30/16	$1,335,323
2,335,000		2.750% due 2/15/19	2,195,094
7,915,000		3.125% due 5/15/19	7,689,299
		U.S. Treasury Bonds, Inflation Indexed:
191,837		2.375% due 1/15/25	194,714
342,944		2.000% due 1/15/26	329,977
2,858,427		2.375% due 1/15/27	2,897,730
7,188,536		1.750% due 1/15/28	6,642,653
		U.S. Treasury Notes, Inflation Indexed:
142,164		1.875% due 7/15/15	145,407
310,793		2.000% due 1/15/16	318,466
337,046		2.500% due 7/15/16	357,269
461,840		2.625% due 7/15/17	497,055
		U.S. Treasury Strip Principal (STRIPS), Zero coupon bond to yield:
2,030,000		4.510% due 5/15/25(k)	964,486
2,900,000		4.323% due 11/15/27(k)	1,249,178

		TOTAL U.S. GOVERNMENT OBLIGATIONS	53,804,903

U.S. GOVERNMENT AGENCIES - 1.9%
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	435,367
		Federal Home Loan Bank (FHLB):
535,000		5.625% due 6/13/16	512,366
2,430,000		5.000% due 11/17/17	2,594,091
1,120,000		5.125% due 11/17/17	1,214,614
470,000		5.625% due 11/23/35	475,209
		Federal National Mortgage Association (FNMA):
945,000		1.875% due 4/20/12	950,910
670,000		5.250% due 8/1/12	699,832
2,075,000		5.125% due 1/2/14	2,125,614
2,250,000		2.750% due 3/13/14	2,259,956
2,550,000		2.500% due 5/15/14	2,519,540
1,170,000		5.550% due 2/16/17	1,200,179

		TOTAL U.S. GOVERNMENT AGENCIES	14,987,678

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $70,154,249)	68,792,581

Shares
PREFERRED STOCK - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
3,000		General Motors Corp., 6.250%	7,980

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
100		Home Ownership Funding CP II, 1.000% (a)(d)(g)	9,855
120		Preferred Blocker Inc., 7.000% (d)	50,621

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
35		McLeodUSA Inc., 2.500% (g)(n)	0

		TOTAL PREFERRED STOCK (Cost — $186,400)	68,456

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $930,023,180)	876,531,557

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†		Security	Value

SHORT-TERM INVESTMENTS (o) — 4.9%
COMMERCIAL PAPER - 0.1%
$950,000		BNP Paribas Finance Inc., 0.591% due 6/2/09 (k) (Cost — $949,984)	$949,984

MONEY MARKET FUND- 0.1%
501,554		The AIM STIT — Liquid Assets Portfolio (Cost — $501,554)(p)	501,554

REPURCHASE AGREEMENTS - 1.7%
2,400,000		Banc of America repurchase agreement dated 05/29/09, 0.120% due 6/1/09, Proceeds at maturity — $2,400,024; (Fully collateralized by U.S. Treasury Bill 0.050% due 7/2/2009; Market Value — $2,449,810)(k)	2,400,000
10,400,000		Banc of America repurchase agreement dated 05/29/09, 0.200% due 6/1/09, Proceeds at maturity — $10,400,173; (Fully collateralized by FHLMC 5.000% due 7/1/2035; Market Value - $10,776,132)(k)	10,400,000
1,000,000		Deutsche Bank AG repurchase agreement dated 05/29/09, 0.180% due 6/1/09, Proceeds at maturity — $1,000,015; (Fully collateralized by U.S. Treasury Note 4.125% due 5/15/2015; Market Value — $1,198,826)(k)	1,000,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $13,800,000)	13,800,000

TIME DEPOSITS- 1.2%
		BBH — Grand Cayman:
240,626	JPY	0.010% due 6/1/09	2,518
5,760	CAD	0.066% due 6/1/09	5,256
13,293	AUD	2.072% due 6/1/09	10,623
		JPMorgan Chase & Co. — London:
347,933	GBP	0.098% due 6/1/09	562,138
396,774	EUR	0.138% due 6/1/09	560,463
		Wells Fargo — Grand Cayman:
8,447,682		0.060% due 6/1/09	8,447,682

		TOTAL TIME DEPOSITS (Cost — $9,588,680)	9,588,680

U.S. GOVERNMENT AGENCIES - 1.7%
		Federal Home Loan Bank (FHLB), Discount Notes:
6,315,000		0.070% due 6/1/09(k)	6,315,000
2,500,000		0.200% due 6/12/09(k)	2,499,847
		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
1,445,000		0.200% due 7/6/09(k)	1,444,719
2,775,000		0.200% due 7/13/09(k)	2,774,353

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $13,033,919)	13,033,919

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†	Security	Value

U.S. GOVERNMENT OBLIGATION - 0.1%
$500,000	U.S. Treasury Bills, 0.160% due 8/20/09 (k)(m)	$499,823

	TOTAL SHORT-TERM INVESTMENTS (Cost — $38,373,960)	38,373,960

	TOTAL INVESTMENTS - 116.2% (Cost — $968,397,140 #)	914,905,517
	Liabilities in Excess of Other Assets — (16.2%)	(127,487,949)

	TOTAL NET ASSETS - 100.0%	$787,417,568

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s, and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Rating by Fitch Ratings Service. All ratings are unaudited.

(g)	Illiquid Security.

(h)	Interest only security.

(i)	All or a portion of this security is on loan (See Note 1).

(j)	Security is currently in default.

(k)	Rate shown represents yield-to-maturity.

(l)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(o)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.8%.

(p)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

FSA	—	Financial Security Assurance
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
STRIPS	—	Separate Trading of Registered Interest and Principals
See pages 112 and 113 for definition of ratings.

Summary of Investments by Security Type*
Mortgage-Backed Securities	46.4%
Corporate Bonds & Notes	22.8
Collateralized Mortgage Obligations	16.3
U.S. Government & Agency Obligations	7.5
Municipal Bonds	1.3

Schedules of Investments
(unaudited) (continued)

Sovereign Bonds	0.9
Asset-Backed Securities	0.6
Preferred Stock	0.0	**
Short-Term Investments	4.2

	100.0%

*	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
7	Eurodollar Futures, Call	9/14/09	$97.63	$28,831
2,000,000	Swaption, 3-Month USD-LIBOR, Call	6/22/09	2.35	350
2,000,000	Swaption, 3-Month USD-LIBOR, Put	6/22/09	3.50	14,589
9,300,000	Swaption, 3-Month USD-LIBOR, Put	7/6/09	4.90	2,787
59	U.S. Treasury Notes 10-Year Future, Put	6/26/09	116.00	56,235
40	U.S. Treasury Notes 10-Year Future, Call	6/26/09	119.50	18,750
59	U.S. Treasury Notes 10-Year Future, Put	7/24/09	114.00	48,859

	Total United States			170,401

	TOTAL WRITTEN OPTIONS (Premiums received — $105,201)			$170,401

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$2,000,000	4.000% due 06/01/39 (a)	$1,971,875
3,000,000	4.500% due 06/01/39 (a)	3,023,436
3,700,000	5.500% due 06/01/39 (a)	3,825,452
3,200,000	6.000% due 06/01/39 (a)	3,350,499

	TOTAL OPEN SHORT SALES (Proceeds — $12,224,047)	$12,171,262

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES - 95.4%
Aerospace & Defense - 0.7%
		L-3 Communications Corp., Company Guaranteed Notes:
$355,000	BB+	5.875% due 1/15/15	$317,725
50,000	BB+	6.375% due 10/15/15	45,750
870,000	CCC	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	430,650

		Total Aerospace & Defense	794,125

Airlines - 0.9%
350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	241,500
960,000	CCC+	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15(a)	427,200
		Delta Air Lines Inc., Pass Thru Certificates:
125,000	BBB-	7.570% due 11/18/10	119,375
165,070	B	8.954% due 8/10/14	103,994
77,971	BB+	United Airlines Inc., Pass Thru Certificates, 7.032% due 10/01/10	76,022

		Total Airlines	968,091

Auto Components - 1.1%
550,000	CCC+	Allison Transmission Inc., Company Guaranteed Notes, 11.250% due 11/01/15(a)(b)	374,000
630,000	B-	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	532,350
80,000	CCC	Keystone Automotive Operations Inc., Company Guaranteed Notes, 9.750% due 11/01/13	26,800
330,000	B-	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	285,450
		Visteon Corp., Senior Unsecured Notes:
326,000	D	8.250% due 8/01/10(c)	17,930
566,000	D	12.250% due 12/31/16(a)(c)	22,640

		Total Auto Components	1,259,170

Automobiles - 0.1%
		General Motors Corp., Senior Unsecured Notes:
605,000	C	7.200% due 1/15/11(d)	55,962
740,000	C	8.375% due 7/15/33(d)	70,300

		Total Automobiles	126,262

Building Products - 0.7%
495,000	CCC-	AMH Holdings Inc., Senior Discount Notes, step bond to yield, 11.250% due 3/01/14	160,875
245,000	CCC	Associated Materials Inc., Company Guaranteed Notes, 9.750% due 4/15/12	208,250
330,000	CCC	Nortek Inc., Senior Secured Notes, 10.000% due 12/01/13	215,325
760,000	C	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/01/14	78,850
225,000	BBB-	Owens Corning, Company Guaranteed Notes, 7.000% due 12/01/36	160,148

		Total Building Products	823,448

Chemicals - 0.2%
15,000	D	Arco Chemical Co., Senior Secured Notes, 10.250% due 11/01/10(c)	4,725
190,000	BB-	Ashland Inc., Senior Unsecured Notes, 9.125% due 6/01/17(a)	193,325
510,000	D	Georgia Gulf Corp., Company Guaranteed Notes, 10.750% due 10/15/16(e)	52,275
27,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	22,815

		Total Chemicals	273,140

Commercial Banks - 0.9%
		Bank of America Corp., Junior Subordinated Notes:
90,000	B	8.000% due 12/29/49(f)	70,529
50,000	B	8.125% due 12/29/49(f)	39,188
		GMAC LLC:
		Company Guaranteed Notes:
165,000	CCC	6.750% due 12/01/14(a)	137,925
618,000	CCC	8.000% due 11/01/31(a)	464,508
51,000	CC	Subordinated Notes, 8.000% due 12/31/18(a)	37,030
185,000	A	Wells Fargo Capital XIII, Company Guaranteed Notes, 7.700% due 12/29/49(f)	144,411
95,000	A	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 12/29/49(f)	88,425

		Total Commercial Banks	982,016

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Commercial Services & Supplies - 3.6%
$460,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/01/14(a)	$190,900
345,000	B	ARAMARK Corp., Company Guaranteed Notes, 8.500% due 2/01/15	330,769
475,000	B	Cardtronics Inc., Company Guaranteed Notes, 9.250% due 8/15/13	420,375
450,000	B-	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13	310,500
672,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	653,520
		Interface Inc.:
350,000	B-	Company Guaranteed Notes, 9.500% due 2/01/14	268,625
400,000	BB-	Senior Unsecured Notes, 10.375% due 2/01/10	420,040
420,000	CCC+	K Hovnanian Enterprises Inc., Senior Secured Notes, 11.500% due 5/01/13	360,150
355,000	B+	Mobile Services Group Inc./Mobile Storage Group Inc., Company Guaranteed Notes, 9.750% due 8/01/14	332,812
450,000	B-	RSC Equipment Rental Inc., Company Guaranteed Notes, 9.500% due 12/01/14	353,250
190,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.625% due 10/01/18	176,700
		US Investigations Services Inc., Company Guaranteed Notes:
20,000	CCC+	10.500% due 11/01/15(a)	16,400
355,000	CCC+	11.750% due 5/01/16(a)	268,025

		Total Commercial Services & Supplies	4,102,066

Communication Equipment - 0.6%
555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	419,025
285,000	B	CommScope Inc., Senior Subordinated Notes, 3.250% due 7/01/15	313,144

		Total Communication Equipment	732,169

Computers & Peripherals - 1.7%
335,000	CCC+	Activant Solutions Inc., Company Guaranteed Notes, 9.500% due 5/01/16	247,063
		Seagate Technology HDD Holdings, Company Guaranteed Notes:
260,000	B+	6.375% due 10/01/11	244,400
1,035,000	B+	6.800% due 10/01/16	784,012
		Sungard Data Systems Inc., Company Guaranteed Notes:
340,000	B	9.125% due 8/15/13	328,950
330,000	B-	10.250% due 8/15/15	301,125

		Total Computers & Peripherals	1,905,550

Consumer Finance - 2.8%
		Ford Motor Credit Co., Senior Unsecured Notes:
160,000	CCC+	8.625% due 11/01/10	149,056
42,500	CCC+	4.010% due 1/13/12(f)	33,628
1,775,000	CCC+	12.000% due 5/15/15	1,633,650
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
350,000	CCC+	2.701% due 1/15/10(f)	332,937
1,230,000	CCC+	7.250% due 10/25/11	1,062,004

		Total Consumer Finance	3,211,275

Containers & Packaging - 1.2%
250,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14	200,000
		Graham Packaging Co., Inc., Company Guaranteed Notes:
560,000	CCC+	8.500% due 10/15/12	540,400
285,000	CCC+	9.875% due 10/15/14	255,075
95,000	BB-	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	96,900
300,000	CCC	Solo Cup Co., Company Guaranteed Notes, 8.500% due 2/15/14	241,500

		Total Containers & Packaging	1,333,875

Diversified Consumer Services - 1.3%
510,000	CCC+	Education Management LLC/Education Management Corp., Company Guaranteed Notes, 10.250% due 6/01/16	499,800
395,000	CCC+	Hertz Corp., Company Guaranteed Notes, 10.500% due 1/01/16	345,625
250,000	NR	Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15(a)	90,000
555,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/01/14(a)(e)	197,025

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Diversified Consumer Services - 1.3% — (continued)
$290,000	B-	TeamHealth Inc., Company Guaranteed Notes, 11.250% due 12/01/13(d)	$288,550

		Total Diversified Consumer Services	1,421,000

Diversified Financial Services - 3.6%
880,000	CCC-	AAC Group Holding Corp., Senior Unsecured Notes, step bond to yield, 10.250% due 10/01/12(a)	528,000
105,000	CCC	CCM Merger Inc., Notes, 8.000% due 8/01/13(a)(e)	72,975
		CIT Group Inc., Senior Unsecured Notes:
80,000	BBB-	4.125% due 11/03/09	77,145
205,000	BBB-	1.451% due 3/12/10(f)	184,575
575,000	BBB-	5.800% due 7/28/11	449,527
265,000	BBB-	5.125% due 9/30/14	177,742
85,000	BBB-	5.850% due 9/15/16	56,176
110,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)	109,209
570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	561,450
		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Company Guaranteed Notes:
165,000	C	8.500% due 4/01/15	70,125
885,000	C	8.875% due 4/01/15(b)	278,775
20,000	C	9.750% due 4/01/17	6,300
295,000	BBB+	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/29/49(f)	246,987
290,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	258,825
		Nuveen Investments Inc.:
905,000	CCC	Senior Notes, 10.500% due 11/15/15(a)	488,700
185,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	67,525
55,000	CCC-	Ocwen Capital Trust 1, Company Guaranteed Notes, 10.875% due 8/01/27	45,375
270,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	245,700
70,000	BBB-	SLM Corp., Senior Unsecured Notes, 1.319% due 7/26/10(f)	61,620
130,000	CCC+	Vanguard Health Holdings Co. I LLC, Company Guaranteed Notes, step bond to yield, 11.250% due 10/01/15	121,875

		Total Diversified Financial Services	4,108,606

Diversified Telecommunication Services - 10.6%
305,000	NR	ADC Telecommunications Inc., Subordinated Notes, 3.500% due 7/15/15	193,675
1,132,000	D	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/01/15(c)(e)	134,540
		CCH II LLC/CCH II Capital Corp.:
118,000	C(g)	Company Guaranteed Notes, 10.250% due 10/01/13(c)(d)(e)	116,820
165,000	D	Senior Unsecured Notes, 10.250% due 9/15/10(c)	164,175
810,000	B-	Cincinnati Bell Inc., Company Guaranteed Notes, 8.375% due 1/15/14	770,513
35,000	BB	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	27,125
520,000	BB	Frontier Communications Corp., Senior Unsecured Notes, 6.625% due 3/15/15	477,100
495,000	B-	GC Impsat Holdings I PLC, Senior Unsecured Notes, 9.875% due 2/15/17(a)	423,225
205,000	NR	Global Crossing Ltd., Senior Unsecured Notes, 5.000% due 5/15/11	172,200
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	358,625
140,000	NR	Hawaiian Telcom Communications Inc., Company Guaranteed Notes, 12.500% due 5/01/15(c)(e)	875
165,000	CCC+	Intelsat Bermuda Ltd., Company Guaranteed Notes, 11.250% due 6/15/16	169,950
300,000	BB-	Intelsat Corp., Senior Unsecured Notes, 9.250% due 8/15/14(a)	291,000
190,000	CCC+	Intelsat Intermediate Holding Co., Ltd., Senior Unsecured Notes, step bond to yield, 9.500% due 2/01/15(a)	172,425
		Intelsat Jackson Holdings Ltd.:
165,000	CCC+	Company Guaranteed Notes, 11.500% due 6/15/16(a)	164,587
595,000	BB-	Senior Unsecured Notes, 9.500% due 6/15/16(a)	595,000
		Level 3 Financing Inc., Company Guaranteed Notes:
385,000	CCC	12.250% due 3/15/13	354,200
730,000	CCC	9.250% due 11/01/14	570,313
400,000	B+	Nordic Telephone Co. Holdings ApS, Senior Secured Notes, 8.875% due 5/01/16(a)	402,000
1,020,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/01/27	490,875

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Diversified Telecommunication Services - 10.6% — (continued)
$215,000	NR	Primus Telecommunications GP, Notes, 3.750% due 9/15/10(c)	$6,719
600,000	B+	Qwest Communications International Inc., Company Guaranteed Notes, 7.500% due 2/15/14	555,000
180,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.625% due 6/15/15	173,250
740,000	NR	SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	549,450
		Sprint Capital Corp., Company Guaranteed Notes:
450,000	BB	7.625% due 1/30/11	446,625
445,000	BB	8.375% due 3/15/12	440,550
95,000	BB	6.875% due 11/15/28	66,975
545,000	BB	8.750% due 3/15/32	433,275
1,115,000	BB	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	911,512
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	401,062
545,000	CCC+	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	549,087
340,000	B-	Virgin Media Fianance PLC, Company Guaranteed Notes, 8.750% due 4/15/14	329,800
460,000	BB-	Wind Acquisition Finance SA, Senior Secured Notes, 10.750% due 12/01/15(a)	485,300
		Windstream Corp., Company Guaranteed Notes:
200,000	BB	8.125% due 8/01/13	197,750
365,000	BB	8.625% due 8/01/16	360,438

		Total Diversified Telecommunication Services	11,956,016

Electric Utilities - 4.4%
635,000	BBB	Aquila Inc., Senior Unsecured Notes, 11.875% due 7/01/12	680,681
245,000	BB-	Calpine Construction Finance Co. LP & CCFC Finance Corp., Senior Secured Notes, 8.000% due 6/01/16(a)	234,281
		Edison Mission Energy, Senior Unsecured Notes:
260,000	BB-	7.750% due 6/15/16	202,800
340,000	BB-	7.200% due 5/15/19	231,625
260,000	BB-	7.625% due 5/15/27	160,225
109,888	BB	Elwood Energy LLC, Senior Secured Notes, 8.159% due 7/05/26	89,817
		Energy Future Holdings Corp., Company Guaranteed Notes:
735,000	B-	10.875% due 11/01/17	525,525
3,243,600	B-	11.250% due 11/01/17(b)	1,710,999
71,459	BB-	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)	65,790
647,910	BB	Mirant Mid Atlantic Pass Through Trust A, Pass Thru Certificates, 10.060% due 12/30/28	641,431
		Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes:
370,000	CCC	10.250% due 11/01/15	221,075
401,375	CCC	10.500% due 11/01/16(b)	162,557

		Total Electric Utilities	4,926,806

Electrical Equipment - 0.2%
305,000	B+	General Cable Corp., Company Guaranteed Notes, 3.810% due 4/01/15(f)	248,575

Electronic Equipment & Instruments - 1.2%
355,000	B+	Belden Inc., Company Guaranteed Notes, 7.000% due 3/15/17	316,394
130,000	BBB	International Game Technology, Senior Unsecured Notes, 3.250% due 5/01/14(a)	143,591
95,000	BB-	L-1 Identity Solutions Inc., Senior Unsecured Notes, 3.750% due 5/15/27	74,219
		Sanmina-SCI Corp., Company Guaranteed Notes:
510,000	B-	4.746% due 6/15/14(a)(f)	387,600
820,000	CCC	8.125% due 3/01/16	463,300

		Total Electronic Equipment & Instruments	1,385,104

Energy Equipment & Services - 2.3%
130,000	A-	ANR Pipeline Co., Senior Unsecured Notes, 9.625% due 11/01/21	162,422
500,000	BB	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	460,000
365,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	297,475
830,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	607,975
695,000	B	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/08/16	614,206

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Energy Equipment & Services - 2.3% — (continued)
$170,000	B-	Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Senior Unsecured Notes, 8.750% due 6/15/12	$157,250
65,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	58,500
268,000	BBB-	Transcontinental Gas Pipe Line Corp., Senior Unsecured Notes, 8.875% due 7/15/12	295,328

		Total Energy Equipment & Services	2,653,156

Food & Staples Retailing - 0.4%
520,000	B-	Pantry Inc. (The), Company Guaranteed Notes, 7.750% due 2/15/14	462,800

Food Products - 1.3%
1,195,000	B-	Central European Distribution Corp., Senior Unsecured Notes, 3.000% due 3/15/13	781,231
660,000	B-	Dole Food Co. Inc., Company Guaranteed Notes, 7.250% due 6/15/10	648,450

		Total Food Products	1,429,681

Gas Utilities - 0.2%
220,000	CCC	Atlas Pipeline Partners LP, Company Guaranteed Notes, 8.750% due 6/15/18	135,300
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16(a)	51,125

		Total Gas Utilities	186,425

Health Care Equipment & Supplies - 1.5%
470,000	B	Bausch & Lomb Inc., Senior Unsecured Notes, 9.875% due 11/01/15	431,225
		Biomet Inc., Company Guaranteed Notes:
295,000	B-	10.000% due 10/15/17	303,112
510,000	B-	10.375% due 10/15/17(b)	487,050
45,000	B-	11.625% due 10/15/17	44,550
425,000	B+	Hologic Inc., Senior Unsecured Notes, step bond to yield, 2.000% due 12/15/37	297,500
140,000	B+	Invacare Corp., Company Guaranteed Notes, 9.750% due 2/15/15	143,500

		Total Health Care Equipment & Supplies	1,706,937

Health Care Providers & Services - 7.9%
60,000	BB+	Apria Healthcare Group Inc., Senior Secured Notes, 11.250% due 11/01/14(a)	58,650
730,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	725,438
620,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	449,500
		DaVita Inc., Company Guaranteed Notes:
160,000	B+	6.625% due 3/15/13	150,800
265,000	B	7.250% due 3/15/15	250,425
		HCA Inc.:
		Notes:
120,000	B-	9.000% due 12/15/14	94,739
60,000	B-	7.690% due 6/15/25	36,133
		Senior Secured Notes:
1,155,000	BB-	9.250% due 11/15/16	1,137,675
1,125,506	BB-	9.625% due 11/15/16(b)	1,080,486
180,000	B-	Senior Unsecured Notes, 6.250% due 2/15/13	153,000
245,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.750% due 6/15/14	240,712
500,000	B+	Omnicare Inc., Company Guaranteed Notes, 3.250% due 12/15/35	351,875
340,000	B	Res-Care Inc., Company Guaranteed Notes, 7.750% due 10/15/13	306,850
1,010,000	CCC	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	802,950
300,000	CCC+	Sun Healthcare Group Inc., Company Guaranteed Notes, 9.125% due 4/15/15	297,375
		Tenet Healthcare Corp.:
		Senior Secured Notes:
150,000	BB-	9.000% due 5/01/15(a)	153,750
390,000	BB-	10.000% due 5/01/18(a)	409,500
		Senior Unsecured Notes:
734,000	B	9.875% due 7/01/14	737,670
460,000	B	6.875% due 11/15/31	290,950
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	330,138
		Universal Hospital Services Inc., Senior Secured Notes:
40,000	B+	5.943% due 6/01/15(f)	32,600

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Health Care Providers & Services - 7.9% — (continued)
$35,000	B+	8.500% due 6/01/15(b)	$33,775
712,340	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 8.334% due 3/15/12(b)	487,953
370,000	CCC+	Vanguard Health Holdings Co. II LLC, Company Guaranteed Notes, 9.000% due 10/01/14	364,450

		Total Health Care Providers & Services	8,977,394

Hotels, Restaurants & Leisure - 6.4%
160,000	BB-	Ameristar Casinos Inc., Senior Unsecured Notes, 9.250% due 6/01/14(a)	162,400
		Boyd Gaming Corp., Senior Subordinated Notes:
815,000	BB-	6.750% due 4/15/14	639,775
30,000	BB-	7.125% due 2/01/16	21,450
515,000	CC	Caesars Entertainment Inc., Company Guaranteed Notes, 8.125% due 5/15/11(d)	466,075
140,000	NR	CB Buffets Inc., 0.000% due 11/01/14(f)(h)	0
80,000	B-	Denny’s Holdings Inc., Company Guaranteed Notes, 10.000% due 10/01/12	77,600
195,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15(a)	107,250
365,000	CCC	EPL Finance Corp., Company Guaranteed Notes, 11.750% due 11/15/13	293,825
65,000	CC	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp, 1st Mortgage Notes, 11.000% due 6/15/15(a)	3,250
		Gaylord Entertainment Co., Company Guaranteed Notes:
595,000	B-	8.000% due 11/15/13	493,106
195,000	B-	6.750% due 11/15/14	149,175
270,000	B	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/01/17(a)	263,250
		Host Hotels & Resorts LP:
65,000	BB+	Company Guaranteed Notes, 6.375% due 3/15/15	55,900
200,000	BB+	Senior Secured Notes, 2.625% due 4/15/27(a)	167,750
265,000	CCC	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/01/12(a)	206,700
530,000	D	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	127,200
269,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14	209,820
405,000	B-	Las Vegas Sands Corp., Senior Secured Notes, 6.375% due 2/15/15(d)	301,725
		MGM Mirage:
		Company Guaranteed Notes:
15,000	CCC+	8.500% due 9/15/10	14,175
475,000	CCC-	8.375% due 2/01/11	399,000
		Senior Secured Notes:
120,000	B	13.000% due 11/15/13(a)	131,700
25,000	B	10.375% due 5/15/14(a)	25,875
300,000	B	11.125% due 11/15/17(a)	315,750
310,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 6.375% due 7/15/09	289,133
180,000	B+	OED Corp./Diamond Jo LLC, Company Guaranteed Notes, 8.750% due 4/15/12	157,950
190,000	BB-	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/01/15	176,700
315,000	B+	Pinnacle Entertainment Inc., Company Guaranteed Notes, 8.250% due 3/15/12	308,700
415,000	BB-	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.000% due 6/15/13	347,563
230,000	CCC-	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15(d)	129,375
325,000	BB	Sheraton Holding Corp., Company Guaranteed Notes, 7.375% due 11/15/15	296,117
		Snoqualmie Entertainment Authority, Senior Secured Notes:
105,000	CCC	5.384% due 2/01/14(a)(f)	55,387
40,000	CCC	9.125% due 2/01/15(a)	21,600
420,000	BB	Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	357,568
		Station Casinos Inc.:
15,000	D	Senior Subordinated Notes, 6.625% due 3/15/18(e)	525
		Senior Unsecured Notes:
235,000	D	6.000% due 4/01/12(d)(e)	85,775
325,000	D	7.750% due 8/15/16(e)	118,625
30,000	B+	Turning Stone Resort Casino Enterprise, Senior Unsecured Notes, 9.125% due 9/15/14(a)	24,750

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Hotels, Restaurants & Leisure - 6.4% — (continued)
$340,000	BBB-	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 1st Mortgage Notes, 6.625% due 12/01/14(d)	$291,975

		Total Hotels, Restaurants & Leisure	7,294,494

Household Durables - 1.4%
20,000	B+	American Greetings Corp., Company Guaranteed Notes, 7.375% due 6/01/16	12,700
230,000	B+	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	194,350
280,000	B-	Jarden Corp., Company Guaranteed Notes, 7.500% due 5/01/17(d)	243,600
855,000	B+	Libbey Glass Inc., Senior Secured Notes, 9.568% due 6/01/11(f)	535,444
		Norcraft Cos. LP/Norcraft Finance Corp.:
200,000	B+	Company Guaranteed Notes, 9.000% due 11/01/11	191,000
425,000	CCC+	Senior Discount Notes, step bond to yield, 9.750% due 9/01/12	376,125

		Total Household Durables	1,553,219

Independent Power Producers & Energy Traders - 2.5%
		AES Corp.:
277,000	BB+	Senior Secured Notes, 8.750% due 5/15/13(a)	283,232
		Senior Unsecured Notes:
530,000	BB-	7.750% due 10/15/15	495,550
290,000	BB-	8.000% due 10/15/17	271,150
200,000	B-	Mirant North America LLC, Company Guaranteed Notes, 7.375% due 12/31/13	192,500
1,040,000	BB-	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/01/16	981,500
550,000	BB	Orion Power Holdings Inc., Senior Unsecured Notes, 12.000% due 5/01/10	570,625

		Total Independent Power Producers & Energy Traders	2,794,557

Insurance - 0.4%
550,000	CCC+	HUB International Holdings Inc., Senior Unsecured Notes, 9.000% due 12/15/14(a)	415,250
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	70,367

		Total Insurance	485,617

Internet & Catalog Retail - 0.4%
270,000	BB	Expedia Inc., Company Guaranteed Notes, 8.500% due 7/01/16(a)	257,850
260,000	BB-	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16(a)	229,775

		Total Internet & Catalog Retail	487,625

Internet Software & Services - 0.2%
405,000	NR	Terremark Worldwide Inc., Senior Unsecured Notes, 6.625% due 6/15/13	266,614

IT Services - 0.2%
		Ceridian Corp.:
175,000	CCC+	Company Guaranteed Notes, 12.250% due 11/15/15(b)	118,125
120,000	CCC+	Senior Unsecured Notes, 11.250% due 11/15/15	94,350

		Total IT Services	212,475

Leisure Equipment & Products - 0.1%
160,000	B-	AMC Entertainment Inc., Senior Notes, 8.750% due 6/01/19(a)	154,800

Machinery - 0.5%
		Terex Corp.:
235,000	BB-	Company Guaranteed Notes, 7.375% due 1/15/14	216,787
105,000	B	Senior Subordinated Notes, 8.000% due 11/15/17	85,575
35,000	NR	Senior Unsecured Notes, 10.875% due 6/01/16	34,172
270,000	CCC	Thermadyne Holdings Corp., Company Guaranteed Notes, 9.500% due 2/01/14	179,550

		Total Machinery	516,084

Marine - 0.5%
960,000	B-	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	591,600

Media - 4.3%
		Affinion Group Inc., Company Guaranteed Notes:
135,000	B-	10.125% due 10/15/13	127,575
520,000	B-	11.500% due 10/15/15	451,100
629	D	CanWest MediaWorks Inc., Company Guaranteed Notes, 8.000% due 9/15/12	179
725,000	D	CCO Holdings LLC/Capital Corp., Senior Unsecured Notes, 8.750% due 11/15/13(c)(d)	667,000

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Media - 4.3% — (continued)
$350,000	CCC+	Cengage Learning Acquistions Inc., Senior Notes, 10.500% due 1/15/15(a)	$273,000
		Charter Communications Holdings Capital Corp./Charter Communications Holdings Capital, Senior Unsecured Notes:
180,000	D	11.750% due 5/15/11(c)	1,800
70,000	D	12.125% due 1/15/12(c)(e)	700
		Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes:
135,000	D	8.375% due 4/30/14(a)(c)	128,925
770,000	D	10.875% due 9/15/14(a)(c)(e)	796,950
16,000	NR	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (h)	6,869
		CSC Holdings Inc., Senior Unsecured Notes:
510,000	BB	7.625% due 4/01/11	511,275
60,000	BB	8.500% due 6/15/15(a)	59,400
180,000	BB	DirecTV Holdings LLC/DirecTV Financing Co., Company Guaranteed Notes, 8.375% due 3/15/13	182,250
280,000	BB-	DISH DBS Corp., Company Guaranteed Notes, 7.000% due 10/01/13	266,000
170,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 6.625% due 10/01/14	154,700
455,000	D	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16(c)	12,513
630,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 12.000% due 8/15/14	513,450
540,000	B-	Mediacom LLC/Mediacom Capital Corp., Senior Unsecured Notes, 9.500% due 1/15/13	518,400
		RH Donnelley Corp.:
60,000	D	Senior Discount Notes, 6.875% due 1/15/13(c)	4,500
100,000	D	Senior Unsecured Notes, 8.875% due 1/15/16(c)	7,500
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	39,000
125,000	B-	Univision Communications Inc., Company Guaranteed Notes, 7.850% due 7/15/11	111,250

		Total Media	4,834,336

Metals & Mining - 3.1%
410,000	BB	Arch Western Finance LLC, Senior Secured Notes, 6.750% due 7/01/13	375,150
		Century Aluminum Co., Company Guaranteed Notes:
460,000	B	7.500% due 8/15/14	311,650
305,000	B	1.750% due 8/01/24	213,881
250,000	B	Foundation PA Coal Co., Senior Unsecured Notes, 7.250% due 8/01/14	246,250
635,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	631,129
280,000	CCC-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/01/15	212,100
1,673,942	D	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 6.595% due 5/15/15(b)	895,559
610,000	B	Ryerson Inc., Senior Secured Notes, 12.000% due 11/01/15	414,800
185,000	BB	United States Steel Corp., Senior Unsecured Notes, 7.000% due 2/01/18	154,100

		Total Metals & Mining	3,454,619

Multiline Retail - 0.8%
40,000	B-	Carrols Corp., Company Guaranteed Notes, 9.000% due 1/15/13	37,700
		Dollar General Corp., Company Guaranteed Notes:
320,000	B-	10.625% due 7/15/15	340,000
45,000	B-	11.875% due 7/15/17(b)	47,700
115,000	CCC	Michaels Stores Inc., Company Guaranteed Notes, 10.000% due 11/01/14(d)	83,375
		Neiman Marcus Group Inc.:
603,650	B-	Company Guaranteed Notes, 9.000% due 10/15/15(b)	325,971
70,000	BB-	Senior Secured Notes, 7.125% due 6/01/28	37,100

		Total Multiline Retail	871,846

Oil, Gas & Consumable Fuels - 11.2%
735,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	584,325
140,000	B	Berry Petroleum Co., Senior Notes, 10.250% due 6/01/14	138,075
970,000	CCC	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/01/14	635,350
1,080,000	NR	Carrizo Oil & Gas Inc., Senior Unsecured Notes, 4.375% due 6/01/28	762,750
		Chesapeake Energy Corp., Company Guaranteed Notes:
260,000	BB	6.375% due 6/15/15	224,250

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Oil, Gas & Consumable Fuels - 11.2% — (continued)
$40,000	BB	6.500% due 8/15/17	$33,300
245,000	BB	6.250% due 1/15/18	199,981
835,000	BB	7.250% due 12/15/18	701,400
655,000	B	Comstock Resources Inc., Company Guaranteed Notes, 6.875% due 3/01/12	612,425
75,000	B+	Copano Energy LLC/Copano Energy Finance Corp., Company Guaranteed Notes, 8.125% due 3/01/16	70,125
215,000	BB	Denbury Resources Inc., Senior Subordinated Notes, 9.750% due 3/01/16	220,375
		El Paso Corp., Senior Unsecured Notes:
300,000	BB-	8.250% due 2/15/16	297,750
500,000	BB-	8.050% due 10/15/30	408,420
350,000	BB-	7.800% due 8/01/31	280,132
55,000	B	Encore Acquisition Co., Senior Unsecured Notes, 9.500% due 5/01/16	53,625
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66(f)	175,015
120,000	BB	7.034% due 1/15/68(f)	84,122
410,000	B-	EXCO Resources Inc., Company Guaranteed Notes, 7.250% due 1/15/11	369,000
210,000	BB-	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14(a)	203,700
310,000	NR	GMX Resources Inc., Senior Unsecured Notes, 5.000% due 2/01/13	272,802
220,000	NR	Goodrich Petroleum Corp., Senior Unsecured Notes, 3.250% due 12/01/26	186,450
435,000	B+	Helix Energy Solutions Group Inc., Senior Unsecured Notes, 9.500% due 1/15/16(a)	361,050
		International Coal Group Inc., Company Guaranteed Notes:
115,000	CCC	9.000% due 8/01/12	93,150
375,000	CCC	10.250% due 7/15/14	260,625
430,000	BB	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	380,550
		Mariner Energy Inc., Company Guaranteed Notes:
265,000	B+	7.500% due 4/15/13	233,200
540,000	B+	8.000% due 5/15/17	429,300
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
275,000	B+	6.875% due 11/01/14	226,875
605,000	B+	8.750% due 4/15/18	505,175
300,000	B	Parallel Petroleum Corp., Senior Unsecured Notes, 10.250% due 8/01/14	208,500
50,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	48,500
		PetroHawk Energy Corp.:
		Company Guaranteed Notes:
390,000	B	9.125% due 7/15/13	385,125
60,000	B	7.875% due 6/01/15	55,950
280,000	NR	Senior Notes, 10.000% due 8/01/14	288,400
305,000	B-	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	239,425
		Plains Exploration & Production Co., Company Guaranteed Notes:
300,000	BB	7.750% due 6/15/15	281,250
385,000	BB	10.000% due 3/01/16	385,962
150,000	CCC+	Quicksilver Resources Inc., Company Guaranteed Notes, 8.250% due 8/01/15	126,000
		SandRidge Energy Inc., Company Guaranteed Notes:
335,000	B-	8.625% due 4/01/15(b)	287,262
340,000	B-	8.000% due 6/01/18(a)	289,000
470,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(c)(e)	32,900
130,000	BB+	Southwestern Energy Co., Senior Notes, 7.500% due 2/01/18(a)	124,475
140,000	B	Stone Energy Corp., Senior Unsecured Notes, 8.250% due 12/15/11	92,400
50,000	B	Targa Resources Partners LP, Senior Unsecured Notes, 8.250% due 7/01/16(a)	41,750
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/01/17	130,800
150,000	NR	VeraSun Energy Corp., Company Guaranteed Notes, 9.375% due 6/01/17(c)	7,500
80,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14(a)	61,200
660,000	BB-	Whiting Petroleum Corp., Company Guaranteed Notes, 7.000% due 2/01/14	594,000

		Total Oil, Gas & Consumable Fuels	12,683,696

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Paper & Forest Products - 1.3%
$880,000	CCC+	Appleton Papers Inc., Company Guaranteed Notes, 9.750% due 6/15/14	$303,600
185,000	BB-	Domtar Corp., Company Guaranteed Notes, 9.500% due 8/01/16	156,325
330,000	BB-	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/01/16(a)	326,700
325,000	B-	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	123,500
		NewPage Corp., Senior Secured Notes:
655,000	B-	7.420% due 5/01/12(f)	320,950
135,000	B-	10.000% due 5/01/12	76,275
152,271	NR	Newpage Holding Corp., Senior Unsecured Notes, 10.265% due 11/01/13(b)	16,750
185,000	B+	Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes, 11.500% due 7/01/14(a)	170,141

		Total Paper & Forest Products	1,494,241

Pharmaceuticals - 0.0%
585,000	NR	Leiner Health Products Inc., Company Guaranteed Notes, 11.000% due 6/01/12(c)(e)	2,925

Real Estate Investment Trusts (REITs) - 1.8%
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 10/01/15(a)(e)	14,040
180,000	A-	Boston Properties LP, Senior Unsecured Notes, 2.875% due 2/15/37	155,475
		Brandywine Operating Partnership LP, Company Guaranteed Notes:
140,000	BBB-	5.400% due 11/01/14	98,612
125,000	BBB-	6.000% due 4/01/16	88,228
1,205,000	CC	CBG Florida REIT Corp., Unsecured Notes, 7.114% due 5/29/49(a)(f)	181,124
550,000	B	Felcor Lodging LP, Company Guaranteed Notes, 9.000% due 6/01/11	473,000
		Forest City Enterprises Inc., Senior Unsecured Notes:
90,000	B+	7.625% due 6/01/15	49,950
270,000	B+	6.500% due 2/01/17	144,450
380,000	BBB	Hospitality Properties Trust, Senior Unsecured Notes, 3.800% due 3/15/27	310,175
		Realogy Corp., Company Guaranteed Notes:
270,000	C	10.500% due 4/15/14(d)	100,575
18,673	C	11.000% due 4/15/14(b)	4,481
240,000	C	12.375% due 4/15/15(d)	61,200
183,000	BBB-	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 9.000% due 5/01/12	189,405
165,000	BBB	Vornado Realty Trust, Company Guaranteed Notes, 2.850% due 4/01/27	141,900

		Total Real Estate Investment Trusts (REITs)	2,012,615

Road & Rail - 1.3%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/01/14	43,500
		Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes:
630,000	B+	9.375% due 5/01/12	568,575
240,000	B+	12.500% due 4/01/16(a)	228,000
545,000	B+	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	574,975

		Total Road & Rail	1,415,050

Semiconductors & Semiconductor Equipment - 0.6%
490,000	NR	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/01/26	147,000
		Freescale Semiconductor Inc., Company Guaranteed Notes:
215,000	CCC	8.875% due 12/15/14	97,825
115,000	CCC	10.125% due 12/15/16	31,050
100,000	NR	RF Micro Devices Inc., Subordinated Notes, 1.000% due 4/15/14	63,250
500,000	D	Spansion Inc., Senior Secured Notes, 4.386% due 6/01/13(a)(c)	317,500

		Total Semiconductors & Semiconductor Equipment	656,625

Software - 0.5%
520,000	B-	First Data Corp., Company Guaranteed Notes, 9.875% due 9/24/15	356,200
240,000	B-	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	184,200

		Total Software	540,400

Specialty Retail - 1.6%
345,000	CC	Blockbuster Inc., Company Guaranteed Notes, 9.000% due 9/01/12(d)	177,675

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

Specialty Retail - 1.6% — (continued)
$320,000	B-	Collective Brands Inc., Company Guaranteed Notes, 8.250% due 8/01/13	$276,800
105,000	B	El Pollo Loco Inc., Senior Secured Notes, 11.750% due 12/01/12(a)	107,362
275,000	B-	Eye Care Centers of America, Company Guaranteed Notes, 10.750% due 2/15/15	276,375
265,000	BB+	GameStop Corp., Company Guaranteed Notes, 8.000% due 10/01/12	267,319
65,000	B+	Inergy LP/Inergy Finance Corp., Company Guaranteed Notes, 8.250% due 3/01/16	63,863
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
105,000	BB	8.875% due 7/15/15	101,282
165,000	BB	5.900% due 12/01/16	139,070
410,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	387,450

		Total Specialty Retail	1,797,196

Textiles, Apparel & Luxury Goods - 1.0%
189,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/01/11	169,155
600,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	471,000
805,000	CCC	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	539,350

		Total Textiles, Apparel & Luxury Goods	1,179,505

Tobacco - 0.3%
		Alliance One International Inc., Company Guaranteed Notes:
210,000	B+	8.500% due 5/15/12	196,350
135,000	B+	11.000% due 5/15/12	136,688

		Total Tobacco	333,038

Trading Companies & Distributors - 1.1%
345,000	B	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	257,025
360,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	284,400
385,000	CCC+	KAR Holdings Inc., Company Guaranteed Notes, 8.750% due 5/01/14	331,100
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	199,290
205,000	B	WESCO International Inc., Company Guaranteed Notes, 1.750% due 11/15/26	169,381

		Total Trading Companies & Distributors	1,241,196

Transportation Infrastructure - 0.2%
		Swift Transportation Co., Inc., Senior Secured Notes:
250,000	CCC-	8.984% due 5/15/15(a)(f)	110,000
265,000	CCC-	12.500% due 5/15/17(a)	124,550

		Total Transportation Infrastructure	234,550

Wireless Telecommunication Services - 4.3%
415,000	B+	Alcatel-Lucent USA Inc., Senior Unsecured Notes, 6.500% due 1/15/28	236,550
160,000	A	ALLTEL Communications Inc., Company Guaranteed Notes, 10.375% due 12/01/17(a)(b)	185,838
		Cricket Communications Inc.:
505,000	B-	Company Guaranteed Notes, 9.375% due 11/01/14	505,000
105,000	B+	Senior Secured Notes, 7.750% due 5/15/16(a)	101,981
225,000	B+	Crown Castle International Corp., Senior Unsecured Notes, 9.000% due 1/15/15	228,375
325,000	B	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	296,156
160,000	B	iPCS Inc., Senior Secured Notes, 3.295% due 5/01/13(f)	133,200
		MetroPCS Wireless Inc.:
25,000	B	Company Guaranteed Notes, 9.250% due 11/01/14	25,219
155,000	B	Senior Notes, 9.250% due 11/01/14(a)	155,775
645,000	B1(i)	Millicom International Cellular SA, Senior Unsecured Notes, 10.000% due 12/01/13	661,125
550,000	BB	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	460,625
1,375,000	NR	NII Holdings Inc., Senior Unsecured Notes, 3.125% due 6/15/12	1,034,688
905,000	CCC+	PAETEC Holding Corp., Company Guaranteed Notes, 9.500% due 7/15/15(d)	823,550

		Total Wireless Telecommunication Services	4,848,082

		TOTAL CORPORATE BONDS & NOTES (Cost — $122,184,170)	107,930,692

Schedules of Investments
(unaudited) (continued)
High Yield Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
$199,506	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/26/26(h) (Cost — $146,319)	$45,487

Shares
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
267		Buffets Restaurants Holdings Inc. (h) (Cost — $714)	714

PREFERRED STOCK - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
3,638		CMP Susquehanna Radio Holdings Corp., 0.000% (a)(f)(h)	1,546
20,000		Ion Media Networks Inc., Series B, 12.000%	200

		Total Consumer Discretionary	1,746

Diversified Financial Services - 0.1%
4,700		Federal National Mortgage Association (FNMA), 8.250% (f)	3,290
200		Preferred Blocker Inc., 7.000% (a)	84,369

		Total Diversified Financial Services	87,659

		TOTAL PREFERRED STOCK (Cost — $220,946)	89,405

CONVERTIBLE PREFERRED STOCK - 1.0%
FINANCIALS - 1.0%
Commercial Banks - 1.0%
410		Bank of America Corp., 7.250%	311,600
1,170		Wells Fargo & Co., 7.500%	871,650

		Total Commercial Banks	1,183,250

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $,1,217,478)	1,183,250

WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
118		Buffets Restaurants Holdings Inc., expires 4/28/14 (h)	0

Media - 0.0%
4,157		CMP Susquehanna Corp., expires 3/23/19 (h)	114

		Total Consumer Discretionary	114

		TOTAL WARRANTS (Cost — $2,295)	114

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $123,771,922)	109,249,662

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (j) — 4.9%
CORPORATE NOTE - 0.8%
	GMAC LLC:
$400,000	2.788% due 6/30/09 (a)(f)	384,564

Schedules of Investments
(unaudited) (continued)

Face
Amount	Security	Value

CORPORATE NOTE - 0.8% — (continued)
$565,000	6.500% due 10/15/09 (a)	$516,688

	TOTAL CORPORATE NOTE (Cost — $901,252)	901,252

MONEY MARKET FUND- 3.4%
3,883,719	The AIM STIT — Liquid Assets Portfolio (k) (Cost — $3,883,719)	3,883,719

TIME DEPOSITS- 0.7%
748,668	Wells Fargo — Grand Cayman, 0.060% due 6/1/09 (Cost — $748,668)	748,668

	TOTAL SHORT-TERM INVESTMENTS (Cost — $5,533,639)	5,533,639

	TOTAL INVESTMENTS - 101.4% (Cost — $129,305,561 #)	114,783,301
	Liabilities in Excess of Other Assets — (1.4%)	(1,577,757)

	TOTAL NET ASSETS - 100.0%	$113,205,544

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(c)	Security is currently in default.

(d)	All or a portion of this security is on loan (See Note 1).

(e)	Illiquid Security.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(i)	Rating by Moody’s Investors Service. All ratings are unaudited.

(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.5%.

(k)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 112 and 113 for definition of ratings.

Summary of Investments by Security Type*
Corporate Bonds & Notes	94.0%
Convertible Preferred Stock	1.0
Preferred Stock	0.1
Collateralized Mortgage Obligations	0.1
Common Stocks	0.0 **
Short-Term Investments	4.8

100.0%

*	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS - 25.3%
Canada - 1.1%
		Province of Ontario Canada:
$300,000	CAD	6.200% due 6/2/31 (a)	$311,471
400,000	CAD	5.850% due 3/8/33 (a)	400,219
2,000,000	CAD	4.700% due 6/2/37	1,740,042

		Total Canada	2,451,732

France - 2.1%
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	418,045
		Government of France:
2,100,000	EUR	4.250% due 10/25/18	3,042,836
900,000	EUR	4.750% due 4/25/35	1,304,683

		Total France	4,765,564

Germany - 10.0%
1,500,000	EUR	Bundesobligatioen, 3.500% due 4/12/13	2,211,096
		Bundesrepublik Deutschland:
5,700,000	EUR	3.750% due 1/4/15 - 1/4/2019	8,213,357
4,000,000	EUR	6.250% due 1/4/24 - 1/4/2030	6,936,846
100,000	EUR	5.500% due 1/4/31	160,693
600,000	EUR	4.750% due 7/4/34	879,170
100,000	EUR	4.000% due 1/4/37	132,125
3,200,000	EUR	4.250% due 7/4/39	4,424,988

		Total Germany	22,958,275

Japan - 5.0%
		Japan Government:
520,000,000	JPY	1.500% due 12/20/17	5,502,423
547,000,000	JPY	2.500% due 9/20/35 - 6/20/2036	6,013,143

		Total Japan	11,515,566

Netherlands - 2.8%
		Netherlands Government:
100,000	EUR	3.750% due 7/15/14	146,137
200,000	EUR	3.250% due 7/15/15	281,581
4,300,000	EUR	4.000% due 7/15/19 - 1/15/2037	5,871,745

		Total Netherlands	6,299,463

South Korea - 0.2%
400,000	EUR	The Export — Import Bank of Korea, 5.750% due 5/22/13	555,799

United Kingdom - 4.1%
		United Kingdom Treasury Gilt:
4,030,000	GBP	4.750% due 9/7/15 - 12/7/2038	7,064,360
100,000	GBP	8.000% due 6/7/21	226,768
400,000	GBP	4.000% due 3/7/22	640,123
900,000	GBP	4.250% due 6/7/32 - 3/7/2036	1,386,134

		Total United Kingdom	9,317,385

		TOTAL SOVEREIGN BONDS (Cost — $56,174,029)	57,863,784

ASSET-BACKED SECURITIES - 3.1%
Automobiles - 0.5%
878,309		Ford Credit Auto Owner Trust, Series 2008-C, Class A2B, 1.355% due 1/15/11(a)(b)	879,026
185,901		Silver Arrow SA, Series 2, Class A, 1.341% due 8/15/14(b)	261,314

		Total Automobiles	1,140,340

Credit Card - 0.8%
600,000		Arran Master Trust, Series 2005-B, Class A1, 2.046% due 12/15/12(b)	553,521

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

Credit Card - 0.8% — (continued)
$1,300,000	Turquoise Card Backed Securities PLC., Series 2007-1, Class A, 0.501% due 6/15/12(a)(b)	$1,231,704

	Total Credit Card	1,785,225

Student Loan - 1.8%
644,617	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.109% due 4/25/38(a)(b)	617,825
437,451	Nelnet Student Loan Trust, Series 2008-4, Class A1, 1.689% due 4/27/15(a)(b)	437,269
	SLM Student Loan Trust:
594,019	Series 2008-4, Class A1, 1.839% due 7/25/13(a)(b)	593,693
1,300,000	Series 2008-7, Class A2, 1.659% due 10/25/17(a)(b)	1,227,890
230,602	Series 2003-6, Class A4, 2.196% due 12/17/18(a)(b)	226,380
	South Carolina Student Loan Corp.:
511,233	Series 2008-1, Class A1, 2.703% due 9/02/14(a)(b)	508,038
500,000	Series 2008-1, Class A2, 2.753% due 3/01/18(a)(b)	485,313

	Total Student Loan	4,096,408

	TOTAL ASSET-BACKED SECURITIES (Cost — $7,237,251)	7,021,973

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
248,409	Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34(a)	239,585
104,773	Banca Intesa SpA, Series 1, Class A2, 2.115% due 8/28/23(b)	142,515
	Bear Stearns Adjustable Rate Mortgage Trust:
49,522	Series 2003-5, Class 1A2, 4.725% due 8/25/33(a)(b)	42,155
63,642	Series 2003-7, Class 6A, 4.646% due 10/25/33(a)(b)	56,416
194,023	Series 2004-2, Class 22A, 4.511% due 5/25/34(a)(b)	163,909
45,838	Series 2004-2, Class 23A, 4.630% due 5/25/34(a)(b)	32,165
156,035	Series 2005-2, Class A2, 2.424% due 3/25/35(a)(b)	134,069
312,410	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.656% due 1/26/36(a)(b)	138,654
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.665% due 2/05/19(a)(b)(c)	701,772
	Countrywide Alternative Loan Trust:
43,717	Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	37,247
176,703	Series 2007-11T1, Class A12, 0.824% due 5/25/37(a)(b)	63,723
84,034	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	38,303
158,604	Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	81,337
	Countrywide Asset-Backed Certificates:
171,028	Series 2006-15, Class A1, 0.584% due 10/25/46(a)(b)	160,397
65,481	Series 2006-17, Class 2A1, 0.524% due 3/25/47(a)(b)	63,779
339,293	Series 2007-2, Class 2A1, 0.524% due 8/25/37(a)(b)	302,015
	Countrywide Home Loan Mortgage Pass Through Trust:
21,069	Series 2004-12, Class 11A1, 4.740% due 8/25/34(a)(b)	13,033
76,011	Series 2005-11, Class 3A1, 4.934% due 4/25/35(a)(b)	29,569
336,687	Series 2005-2, Class 1A1, 0.794% due 3/25/35(a)(b)	137,405
45,131	Series 2005-3, Class 2A1, 0.764% due 4/25/35(a)(b)	20,504
287,601	Series 2005-9, Class 1A3, 0.704% due 5/25/35(a)(b)	129,457
186,864	Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36(a)(b)	127,814
87,524	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	54,008
265,394	Crusade Global Trust, Series 2004-2, Class A2, 2.052% due 11/19/37(b)	319,783
85,162	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.750% due 8/25/33(a)(b)	74,785
400,000	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	224,218

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5% — (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
$265,193	Series 2391, Class FJ, 0.955% due 4/15/28(a)(b)	$262,487
116,209	Series 2526, Class CA, 5.000% due 6/15/16(a)	117,458
490,864	Series 3037, Class BC, 4.500% due 2/15/20(a)	510,304
590,417	Series 3174, Class FM, 0.695% due 5/15/36(a)(b)	577,565
108,407	Structured Pass Through Securities, Series T-35, Class A, 0.754% due 9/25/31(a)(b)	98,883
162,647	Structured Pass Through Securities, Series T-62, Class 1A1, 3.253% due 10/25/44(a)(b)	151,418
31,070	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	32,560
	Federal National Mortgage Association (FNMA), REMICS:
20,516	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	21,477
91,639	Series 2005-120, Class NF, 0.574% due 1/25/21(a)(b)	90,106
227,413	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	235,575
	First Horizon Asset Securities Inc.:
11,110	Series 2003-AR2, Class 2A1, 4.403% due 7/25/33(a)(b)	9,935
36,590	Series 2003-AR4, Class 2A1, 4.742% due 12/25/33(a)(b)	30,478
129,943	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34(a)	130,240
	Government National Mortgage Association:
664,409	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	694,938
3,060,126	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	3,184,514
33,744	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.513% due 3/25/33(a)(b)	30,591
	Harborview Mortgage Loan Trust:
76,325	Series 2003-1, Class A, 5.035% due 5/19/33(a)(b)	65,701
72,262	Series 2005-2, Class 2A1A, 0.667% due 5/19/35(a)(b)	32,747
252,544	Series 2006-SB1, Class A1A, 2.673% due 12/19/36(a)(b)	88,691
23,114	Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 0.524% due 11/25/36(a)(b)	22,775
35,085,000	JLOC Ltd., Series 36A, Class A1, 0.896% due 2/16/16(a)(b)(c)	355,659
168,937	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(b)	146,629
	JP Morgan Mortgage Trust:
54,036	Series 2003-A2, Class 3A1, 4.375% due 11/25/33(a)(b)	47,623
55,911	Series 2005-A1, Class 6T1, 5.021% due 2/25/35(a)(b)	49,079
600,000	Locat Securitisation Vehicle S.R.L., Series 2006-4, Class A2, 3.536% due 12/12/28(b)	787,949
	Merrill Lynch Mortgage Investors Inc.:
27,364	Series 2003-A2, Class 1A1, 5.363% due 2/25/33(a)(b)	23,350
240,854	Series 2005-2, Class 1A, 3.001% due 10/25/35(a)(b)	178,006
700,000	Series 2008-LAQA, Class A1, 4.678% due 7/09/21(a)	607,754
457,480	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.734% due 7/25/35(a)(b)	304,480
	Puma Finance Ltd.:
456,210	Series G5, Class A1, 1.321% due 2/21/38(a)(b)(c)(d)	408,986
160,044	Series P10, Class BA, 3.570% due 7/12/36(b)(e)	121,606
549,962	Series P11, Class BA, 3.370% due 8/22/37(b)	410,548
168,935	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.624% due 2/25/47(a)(b)	64,291
	Residential Asset Securitization Trust:
69,993	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	50,336
138,266	Series 2006-R1, Class A2, 0.874% due 1/25/46(a)(b)	54,897
	Structured Adjustable Rate Mortgage Loan Trust:
35,927	Series 2004-1, Class 4A1, 4.924% due 2/25/34(a)(b)	28,147
126,854	Series 2004-19, Class 2A1, 3.033% due 1/25/35(a)(b)	53,343
163,668	Series 2004-4, Class 3A2, 5.003% due 4/25/34(a)(b)	132,419

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5% — (continued)
		Structured Asset Mortgage Investments Inc.:
$178,629		Series 2005-AR2, Class 2A1, 0.704% due 5/25/45(a)(b)	$77,358
188,545		Series 2005-AR8, Class A1A, 0.754% due 2/25/36(a)(b)	86,909
120,103		Series 2006-AR5, Class 1A1, 0.684% due 5/25/46(a)(b)	45,261
200,000		Series 2007-AR4, Class A3, 0.694% due 9/25/47(a)(b)	29,151
279,378		Series 2007-AR6, Class A1, 3.553% due 8/25/47(a)(b)	109,618
		Swan Trust:
530,152		Series 2006-1E, Class A1, 1.302% due 5/12/37(b)	480,103
681,624		Series 2006-1E, Class A2, 3.287% due 5/12/37(b)	506,180
828,080		Torrens Trust, Series 2007-1, Class A, 3.630% due 10/19/38(b)(d)	596,783
		Wachovia Bank Commercial Mortgage Trust:
900,000		Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(b)	748,834
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	400,611
597,826		Series 2006-WL7A, Class A1, 0.545% due 9/15/21(a)(b)(c)	424,382
74,987		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 2.763% due 7/25/46(a)(b)	26,038
		WaMu Mortgage Pass Through Certificates:
21,982		Series 2003-AR5, Class A7, 4.531% due 6/25/33(a)(b)	17,551
164,516		Series 2005-AR13, Class A1A1, 0.764% due 10/25/45(a)(b)	77,609
278,821		Series 2006-AR13, Class 2A, 4.655% due 10/25/46(a)(b)	121,628
		Washington Mutual Inc.:
8,598		Series 2001-7, Class A, 3.269% due 5/25/41(a)(b)	7,031
50,181		Series 2002-AR9, Class 1A, 3.223% due 8/25/42(a)(b)	32,142
225,509		Series 2003-AR9, Class 1A5, 4.563% due 9/25/33(a)(b)	223,071
2,000,000		Series 2003-AR9, Class 1A6, 4.563% due 9/25/33(a)(b)	1,705,476
169,984		Series 2006-AR4, Class 2A1A, 4.257% due 5/25/46(a)(b)	68,048
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $22,529,291)	19,525,946

CORPORATE BONDS & NOTES - 36.5%
Australia - 3.6%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	1,613,414
2,500,000		Macquarie Bank Ltd., Government Liquid Guaranteed Notes, 4.100% due 12/17/13(a)(e)	2,560,574
500,000		National Australia Bank, Subordinated Notes, 1.768% due 6/19/17(b)	419,180
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,287,479
1,600,000	AUD	Westpac Banking Corp., Government Liquid Guaranteed Notes, 4.000% due 3/19/12	1,260,181

		Total Australia	8,140,828

Canada - 1.3%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11(a)	1,250,765
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11(e)	1,440,334
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.304% due 5/03/12(a)(b)	177,567

		Total Canada	2,868,666

Cayman Islands - 0.8%
1,000,000		Mizuho Finance, Bank Guaranteed Notes, 8.375% due 1/29/49	965,000
900,000		MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)(b)	758,411
200,000	EUR	MUFG Capital Finance 2 Ltd., Bank Guaranteed Notes, 4.850% due 7/29/49(b)	198,483

		Total Cayman Islands	1,921,894

France - 2.7%
200,000	EUR	BNP Paribas, Subordinated Notes, 7.781% due 6/29/49(b)	217,533
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, Junior Subordinated Notes, 6.117% due 10/29/49(b)	184,338
500,000	EUR	CM-CIC, Covered Bonds, 5.250% due 6/09/10	725,088
300,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	479,237

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

France - 2.7% — (continued)
$2,100,000	EUR	Groupe Caisse d’Epargne, Covered Bonds, 5.250% due 9/17/10	$3,039,677
1,800,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/22/49(b)	1,601,832

		Total France	6,247,705

Germany - 1.0%
1,400,000		Deutsche Bank AG/London, Senior Unsecured Notes, 4.875% due 5/20/13(a)	1,416,226
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	969,784

		Total Germany	2,386,010

Ireland - 1.0%
900,000	GBP	General Electric Capital UK Funding, Company Guaranteed Notes, 6.000% due 4/11/13	1,460,493
800,000		TransCapitalInvest Ltd. for OJSC AK Transneft, Secured Notes, 8.700% due 8/07/18(a)(c)	769,568

		Total Ireland	2,230,061

Japan - 0.2%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., Company Guaranteed Notes, 3.500% due 12/16/15(b)	275,282
400,000		Resona Bank Ltd., Notes, 5.850% due 9/29/49(a)(b)(c)	296,388

		Total Japan	571,670

Luxembourg - 0.2%
400,000		Covidien International Finance SA, Company Guaranteed Notes, 6.000% due 10/15/17(a)	422,791

Netherlands - 1.9%
		Deutsche Telekom International Finance BV, Company Guaranteed Notes:
500,000		6.750% due 8/20/18(a)	533,775
100,000		8.750% due 6/15/30(a)	116,576
600,000		ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(a)(c)	617,835
1,100,000		Rabobank Nederland, Notes, 11.000% due 12/31/49(e)	1,100,000
1,900,000		SovRisc BV, Notes, 5.250% due 4/30/11(c)(e)	2,003,468

		Total Netherlands	4,371,654

New Zealand - 0.4%
900,000		ANZ National International Ltd./New Zealand, Bank Guaranteed Notes, 6.200% due 7/19/13(a)(c)	919,485

Spain - 0.5%
1,400,000		Santander Perpetual SA Unipersonal, Bank Guaranteed Notes, 6.671% due 10/29/49(a)(b)(c)	1,037,522

Sweden - 0.1%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 3.869% due 3/08/16(b)	233,143

Switzerland - 1.9%
700,000		Credit Suisse Group New York, Senior Unsecured Notes, 5.000% due 5/15/13(a)	697,167
		UBS AG Stamford Branch, Senior Unsecured Notes:
300,000		2.154% due 5/05/10(a)(b)	290,477
1,300,000		2.498% due 6/19/10(a)(b)	1,279,881
900,000		5.875% due 12/20/17(a)	818,235
1,400,000		5.750% due 4/25/18(a)	1,258,001

		Total Switzerland	4,343,761

United Kingdom - 2.7%
		Barclays Bank PLC:
200,000		Senior Subordinated Notes, 6.050% due 12/04/17(a)(c)	164,772
1,400,000		Senior Unsecured Notes, 5.450% due 9/12/12(a)	1,407,035
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49(b)	145,408
		HBOS PLC:
1,700,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	2,402,180
600,000		Senior Subordinated Notes, 6.750% due 5/21/18(a)(c)	426,109
200,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 5.920% due 9/29/49(a)(b)(c)	77,000
300,000	CAD	National Grid PLC, Senior Unsecured Notes, 4.980% due 6/22/11(e)	273,843
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14(a)(c)	962,103
400,000	EUR	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.092% due 10/29/49(b)	186,457

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United Kingdom - 2.7% — (continued)
$100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(a)(c)	$88,556
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	87,274

		Total United Kingdom	6,220,737

United States - 18.2%
100,000		ACE INA Holdings Inc., Company Guaranteed Notes, 5.875% due 6/15/14(a)	102,718
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12(a)	1,002,478
900,000		Allstate Life Global Funding II, Senior Unsecured Notes, 1.901% due 5/21/10(a)(b)	884,061
		American Express Bank FSB, Senior Unsecured Notes:
800,000		0.537% due 4/26/10(a)(b)	784,354
1,300,000		0.609% due 5/29/12(a)(b)	1,160,197
800,000		0.597% due 6/12/12(a)(b)	713,590
1,000,000		American General Finance Corp., Senior Unsecured Notes, 6.900% due 12/15/17(a)	495,351
		American International Group Inc.:
600,000		Junior Subordinated Debentures Notes, 8.175% due 5/15/58(a)(b)(c)	138,768
		Junior Subordinated Notes:
1,000,000	EUR	4.875% due 3/15/67(b)	226,008
600,000	GBP	5.750% due 3/15/67(b)	159,949
800,000	EUR	8.000% due 5/22/38(b)	214,708
100,000,000	JPY	Senior Unsecured Notes, 0.943% due 4/03/12(b)	443,571
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16(a)	245,623
		Bank of America Corp.:
900,000		Senior Unsecured Notes, 5.750% due 12/01/17(a)	805,168
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17(b)	867,637
1,100,000		Bank of America NA, Senior Unsecured Notes, 2.048% due 6/23/10(a)(b)	1,088,091
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
700,000		6.950% due 8/10/12(a)	757,461
2,000,000		6.400% due 10/02/17(a)	1,962,554
2,500,000		7.250% due 2/01/18(a)	2,581,475
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11(a)	101,676
1,000,000		Cleveland Electric Illuminating Co., Senior Unsecured Notes, 5.700% due 4/01/17(a)	911,750
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11(a)	193,087
1,100,000		Computer Sciences Corp., Senior Unsecured Notes, 6.500% due 3/15/18(a)	1,103,871
300,000		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/01/18(a)	313,812
100,000		Daimler Finance North America LLC, Company Guaranteed Notes, 5.750% due 9/08/11(a)	100,881
200,000		DR Horton Inc., Company Guaranteed Notes, 4.875% due 1/15/10(a)	197,500
500,000		Duke Energy Carolinas LLC, 1st Mortgage Notes, 6.050% due 4/15/38(a)	513,320
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(a)(c)	397,124
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	959,225
2,000,000		General Electric Capital Corp., Senior Unsecured Notes, 5.875% due 1/14/38(a)	1,624,144
		Goldman Sachs Group Inc., Senior Unsecured Notes:
300,000		5.450% due 11/01/12(a)	307,610
1,000,000	EUR	5.375% due 2/15/13	1,412,369
200,000		1.975% due 3/22/16(a)(b)	171,415
1,000,000		Home Depot Inc., Senior Unsecured Notes, 5.400% due 3/01/16(a)	982,340
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12(a)	144,077
1,500,000		JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 10/01/17(a)	1,443,341
300,000		JPMorgan Chase Capital XX, Company Guaranteed Notes, 6.550% due 9/29/36(a)	236,978
500,000		Kroger Co. (The), Company Guaranteed Notes, 6.400% due 8/15/17(a)	523,787
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		5.375% due 5/25/10(f)	198,250
600,000		6.898% due 5/02/18(f)	102,000
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	425,122
1,000,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.900% due 12/01/16(a)	842,850

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States - 18.2% — (continued)
$1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	$943,842
700,000		Merrill Lynch & Co., Inc, Senior Unsecured Notes, 1.598% due 3/23/10(a)(b)	688,134
1,000,000		Metropolitan Life Global Funding I, Senior Secured Notes, 1.278% due 5/17/10(a)(b)(c)	950,649
		Morgan Stanley, Senior Unsecured Notes:
800,000		3.338% due 5/14/10(a)(b)	794,078
800,000		6.000% due 4/28/15(a)	782,282
1,000,000		Nabors Industries Inc., Company Guaranteed Notes, 6.150% due 2/15/18(a)	939,298
1,000,000		Norfolk Southern Corp., Senior Unsecured Notes, 5.257% due 9/17/14(a)	1,010,212
		Pricoa Global Funding I, Notes:
1,200,000		1.274% due 1/30/12(a)(b)(c)	1,047,646
1,600,000		1.596% due 6/26/12(a)(b)(c)	1,369,694
600,000		Principal Life Income Funding Trusts, Senior Secured Notes, 5.300% due 4/24/13(a)	580,313
1,000,000		Prologis, Senior Unsecured Notes, 5.625% due 11/15/15(a)	774,608
500,000		Simon Property Group LP, Senior Unsecured Notes, 5.250% due 12/01/16(a)	433,422
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	851,353
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18(a)	458,196
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,291,512

		Total United States	41,755,530

		TOTAL CORPORATE BONDS & NOTES (Cost — $89,312,449)	83,671,457

MORTGAGE-BACKED SECURITIES - 18.0%
FHLMC - 2.4%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Gold:
116,305		4.500% due 2/1/10 (a)	120,154
250,205		4.000% due 3/1/10 (a)	253,741
3,642,097		5.000% due 8/1/35 - 5/1/2038(a)	3,709,540
1,248,657		5.500% due 4/1/38 (a)	1,287,795

		TOTAL FHLMC	5,371,230

FNMA - 10.8%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(b)	725,518
1,000,000		5.700% due 8/1/18 (a)(b)	1,002,156
353,901		4.361% due 11/1/34 (a)(b)	358,463
8,181,820		6.000% due 7/1/36 - 10/1/2038(a)	8,578,642
7,700,922		5.500% due 1/1/37 - 3/1/2048(a)	7,952,864
4,512,264		5.000% due 8/1/37 - 3/1/2048(a)	4,604,120
1,143,593		6.500% due 8/1/37 (a)	1,220,199
364,581		7.000% due 10/1/48 (a)	393,975

		TOTAL FNMA	24,835,937

GNMA - 4.8%
		Government National Mortgage Association (GNMA):
9,509,676		6.000% due 4/15/37 - 1/15/2039(a)	9,946,392
		Government National Mortgage Association II (GNMA):
1,069,190		6.000% due 9/20/38 (a)	1,118,724

		TOTAL GNMA	11,065,116

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $40,057,328)	41,272,283

MUNICIPAL BONDS - 1.4%
United States - 1.4%
200,000		Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47(a)	131,504

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

United States - 1.4% — (continued)
$450,000	Chicago Transit Authority, Revenue Bonds, Series A, 6.300% due 12/1/21(a)	$471,577
100,000	Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.255% due 8/1/54(a)	5,234
	State of California, GO:
300,000	5.000% due 11/01/2037(a)	265,101
600,000	6.000% due 04/01/2038(a)	618,354
600,000	7.500% due 04/01/2034(a)	581,556
1,200,000	7.550% due 04/01/2039(a)	1,161,228
100,000	Tobacco Settlement Financing Corp./NJ, Series 1A, 5.000% due 6/1/41(a)	60,383

	Total United States	3,294,937

	TOTAL MUNICIPAL BONDS (Cost — $3,451,107)	3,294,937

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.8%
U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Notes:
1,856,200	0.875% due 4/30/11(a)(g)	1,856,484

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,856,484

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,854,314)	1,856,484

Contracts
PURCHASED OPTIONS - 0.3%
United States - 0.3%
10,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Call @ EUR4.00, expires 9/14/09(a)	579,999

		TOTAL PURCHASED OPTIONS (Cost — $48,551)	579,999

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $220,664,320)	215,086,863

Face
Amount†
SHORT-TERM INVESTMENTS — 8.0%
REPURCHASE AGREEMENTS - 6.6%
$15,100,000		Barclays Bank PLC repurchase agreement dated 05/29/09, 0.210% due 6/1/09, Proceeds at maturity — $15,100,264; (Fully collateralized by FNMA 4.000% due 6/1/2024; Market Value — $15,546,611)(h) (Cost — $15,100,000)	15,100,000

TIME DEPOSITS- 1.4%
		Bank of America — Toronto:
38,255	AUD	2.072% due 6/1/09	30,571
		BBH — Grand Cayman:
13,617,749	JPY	0.010% due 6/1/09	142,497
149,047	SEK	0.063% due 6/1/09	19,539
6,091	CAD	0.066% due 6/1/09	5,557
94,106	DKK	0.450% due 6/1/09	17,852
30,123	NZD	1.550% due 6/1/09	19,183
		JPMorgan Chase & Co. — London:
635,993	GBP	0.098% due 6/1/09	1,027,543
1,032,033	EUR	0.138% due 6/1/09	1,457,799

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

TIME DEPOSITS- 1.4% — (continued)
	Wells Fargo — Grand Cayman:
$571,799	0.060% due 6/1/09	$571,799

	TOTAL TIME DEPOSITS (Cost — $3,292,340)	3,292,340

U.S. GOVERNMENT OBLIGATION - 0.0%
34,000	U.S. Treasury Bills, 0.197% due 9/3/09 (g) (h)	33,982

	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,426,322)	18,426,322

	TOTAL INVESTMENTS - 101.9% (Cost — $239,090,642 #)	233,513,185
	Liabilities in Excess of Other Assets — (1.9%)	(4,344,184)

	TOTAL NET ASSETS - 100.0%	$229,169,001

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)	Illiquid Security.

(f)	Security is currently in default.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
LIBOR   —   London Interbank Offered Rate

Summary of Investments by Security Type*

Corporate Bonds & Notes	35.8%
Sovereign Bonds	24.8
Mortgage-Backed Securities	17.7
Collateralized Mortgage Obligations	8.4
Asset-Backed Securities	3.0
Municipal Bonds	1.4
U.S. Government & Agency Obligations	0.8
Purchased Options	0.2
Short-Term Investments	7.9

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
105	GBP	90 Day Sterling Futures, Put	6/17/09	$93.00	$2,121
53	GBP	90 Day Sterling Futures, Put	12/16/09	92.00	1,070

		Total United Kingdom			3,191

United States
2,900,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/10/09	5.29	0
7,300,000	EUR	Swaption, 6-Month EUR-LIBOR, Call	6/15/09	3.10	19,456
1,900,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/15/09	4.00	44
7,300,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/15/09	4.30	3
3,600,000		Swaption, 3-Month USD-LIBOR, Put	6/22/09	3.50	26,260
1,000,000		Swaption, 3-Month USD-LIBOR, Put	8/3/09	4.15	1,165
9,700,000		Swaption, 3-Month USD-LIBOR, Put	8/3/09	4.30	,258
6,700,000		Swaption, 3-Month USD-LIBOR, Put	8/3/09	4.40	20,841
5,100,000		Swaption, 3-Month USD-LIBOR, Put	8/3/09	4.55	11,877
35,700,000		Swaption, 3-Month USD-LIBOR, Put	8/21/09	1.75	84,317
9,800,000		Swaption, 3-Month USD-LIBOR, Put	8/28/09	5.32	9,736

		Total United States			181,957

		TOTAL WRITTEN OPTIONS (Premiums received — $442,205)			$185,148

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS - 98.3%
Alaska - 2.5%
$1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NATL-RE-Insured, 5.000% due 6/30/16	$1,912,068

Arizona - 1.3%
1,000,000	Aaa(a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, AMT, 5.650% due 5/1/14(b)	1,022,970

California - 5.2%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 1/1/28(c)	1,132,730
1,000,000	A	California State, Refunding, GO, 5.000% due 2/1/33	901,690
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NATL-RE-Insured, 5.250% due 7/1/19	1,079,770
1,000,000	A3(a)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	860,090

		Total California	3,974,280

Colorado - 4.9%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,209,290
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,566,088

		Total Colorado	3,775,378

District of Colombia - 1.4%
1,075,000	AAA	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18(b)	1,091,415

Florida - 7.6%
1,000,000	AA-	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NATL-RE-Insured, 5.375% due 8/1/18	1,022,900
1,000,000	AA-	Jacksonville, FL, GO, Better Jacksonville Projects, 5.000% due 10/1/21	1,073,940
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,412,928
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,025,960
1,075,000	AA-	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NATL-RE-Insured, 5.000% due 5/1/23	1,079,569
195,000	AA-	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/12(c)	221,048

		Total Florida	5,836,345

Georgia - 2.9%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,208,600

Hawaii - 0.7%
535,000	AA	Maui County, HI, GO, Series A, 5.500% due 3/1/15	563,804

Illinois - 10.4%
		Chicago, IL:
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & NATL-RE-Insured, 5.250% due 12/1/20	1,081,670
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,095,010
		Illinois Finance Authority Revenue:
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	1,909,000
1,095,000	A3(a)	DePaul University, Series A 5.375%, due 10/1/19	1,204,741

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

Illinois - 10.4% — (continued)
$1,800,000	A-	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	$1,488,150
1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NATL-RE-Insured, 5.500% due 4/1/19	1,189,800

		Total Illinois	7,968,371

Indiana - 1.3%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,000,120

Iowa - 1.4%
1,000,000	AA-	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC & NATL-RE-Insured, 5.750% due 6/1/13	1,035,630

Kansas - 1.5%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,163,768

Massachusetts - 2.7%
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,068,210
1,000,000	A2(a)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,003,630

		Total Massachusetts	2,071,840

Michigan - 2.2%
1,750,000	AAA	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, FSA-Insured, 5.000% due 5/15/26	1,684,130

Minnesota - 1.1%
826,556	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	835,499

Nevada - 4.4%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NATL-RE-Insured, 4.750% due 11/1/24	1,478,985
2,000,000	A+	Truckee Meadows, Neveda, Water Authority, Water Revenue, XLCA-Insured, 4.875% due 7/1/34	1,869,580

		Total Nevada	3,348,565

New Jersey - 11.2%
1,000,000	Aa3(a)	Egg Harbor Township School District, GO, FSA-Insured, 5.500% due 7/15/22	1,208,880
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,367,130
		New Jersey State:
1,340,000	Aa2(a)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NATL-RE-Insured, 5.750% due 12/1/22	1,639,356
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,098,860
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	3,263,550

		Total New Jersey	8,577,776

New Mexico - 1.5%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NATL-RE-Insured, 5.000% due 6/1/29	1,186,685

New York - 6.1%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,451,015
1,000,000	AA	Series D, 5.000% due 11/1/27	1,007,020

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

New York - 6.1% — (continued)
		New York State:
$1,100,000	AAA	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/01/14	$1,177,836
1,000,000	AA-	New York State, Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(e)	1,058,120

		Total New York	4,693,991

Oregon - 3.3%
$1,000,000	AAA	Oregon State Department of Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,058,620
1,330,000	Aa3(a)	Washington & Clackamas Counties School District No 23, GO, NATL-RE-Insured, 5.000% due 6/15/22	1,510,441

		Total Oregon	2,569,061

Tennessee - 1.1%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	842,170

Texas - 9.0%
1,150,000	Aaa(a)	Judson, Texas, Independent School District, PSF-GTD-Insured, 5.000% due 2/1/20	1,276,408
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,024,800
		Texas State:
440,000	AAA	Department Of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA/FNMA-Insured, AMT, 6.200% due 7/01/19(b)	442,526
1,000,000	AAA	Texas State, Transportation Commission, 5.000%, due 4/1/27	1,053,530
1,000,000	AA-	University of North Texas, University Revenue, Financing System, FGIC & NATL-RE-Insured, 5.000% due 4/15/18	1,038,040
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	1,058,280

		Total Texas	6,893,584

Virginia - 2.3%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,741,441

Washington - 9.7%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,575,795
2,000,000	AA+	King County, Washington School District No 210 Federal Way, 5.000% due 12/1/23	2,151,780
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,197,260
1,500,000	AA-	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,552,305

		Total Washington	7,477,140

Wisconsin - 2.6%
1,000,000	A1(a)	Sun Prairie, WI, Area School District, FGIC & NATL-RE-Insured, 5.625% due 4/1/16	1,024,490
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,003,097

		Total Wisconsin	2,027,587

		TOTAL MUNICIPAL BONDS (Cost — $75,593,527)	75,502,218

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $75,593,527)	75,502,218

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 0.4%
TIME DEPOSITS- 0.4%
$291,216		Wells Fargo — Grand Cayman, 0.060% due 6/1/09 (Cost — $291,216)	$291,216

		TOTAL SHORT-TERM INVESTMENTS (Cost — $291,216)	291,216

		TOTAL INVESTMENTS - 98.7% (Cost — $75,884,743 #)	75,793,434
		Other Assets in Excess of Liabilities - 1.3%	1,023,188

		TOTAL NET ASSETS - 100.0%	$76,816,622

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Rating by Moody’s Investors Service. All ratings are unaudited.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

AMBAC	— Ambac Assurance Corporation
AMT	— Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Financial Guarantee Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTDSTD	— Guarenteed Student Loans
HEFA	— Health & Education Facility Authority
NATL-RE	— National Public Finance Guarantee Corp.
XLCA	— XL Capital Assurance Inc.
See pages 112 and 113 for definition of ratings.

Summary of Investments by Industry*

Education	25.6%
General Obligation	19.8
Transportation	14.8
Health Care Providers & Services	13.0
Utilities	9.2
Public Facilities	4.4
Water and Sewer	4.1

Schedules of Investments
(unaudited) (continued)

Summary of Investments by Industry*

Development	4.1
Housing	3.2
Airport	1.4
Short-Term Investments	0.4

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 100.0%
COMMERCIAL PAPER — 92.8%
$3,000,000	Allied Irish Banks North America Inc., 1.403% due 6/10/09(a)	$2,998,950
4,000,000	American Honda Finance, 0.802% due 7/8/09(a)	3,996,711
2,000,000	Amsterdam Funding Corp., 0.651% due 7/27/09(a)	1,997,978
5,000,000	ASB Finance Ltd., 0.400% due 6/16/09(a)	4,999,167
1,500,000	Atlantic Asset Securitization Corp., 0.420% due 6/4/09(a)	1,499,948
	Atlantis One Funding:
500,000	0.651% due 6/25/09(a)	499,783
3,000,000	0.541% due 7/1/09(a)	2,998,650
5,000,000	Bank of America Corp., 0.571% due 6/23/09(a)	4,998,258
2,700,000	Barton Capital LLC, 0.400% due 7/6/09(a)	2,698,950
4,000,000	BASF SE, 0.350% due 8/17/09(a)	3,997,006
3,000,000	BP Capital Markets PLC, 0.546% due 8/11/09(a)	2,996,775
5,000,000	Bryant Park Funding LLC, 0.661% due 6/15/09(a)	4,998,717
3,000,000	Calyon North America Inc., 0.681% due 6/12/09(a)	2,999,377
6,000,000	Clipper Receivables Co. LLC, 1.103% due 8/3/09(a)	5,988,449
2,000,000	Danske Corp., 1.791% due 2/18/10(a)	2,000,000
	Enterprise Funding LLC:
3,000,000	0.350% due 6/5/09(a)	2,999,883
3,000,000	0.501% due 8/10/09(a)	2,997,083
5,000,000	Falcon Asset Securitization Co. LLC, 0.350% due 6/12/09(a)	4,999,465
	Gemini Security Corp. LLC:
2,000,000	0.450% due 6/25/09(a)	1,999,400
2,000,000	0.541% due 7/20/09(a)	1,998,530
5,000,000	General Electric Capital Corp., 0.250% due 6/24/09(a)	4,999,201
2,500,000	Gotham Funding Corp., 0.782% due 6/1/09(a)	2,500,000
1,000,000	Governor & Co., 1.152% due 6/10/09(a)	999,713
2,945,000	ING (US) Funding LLC, 0.571% due 6/19/09(a)	2,944,161
4,000,000	Kitty Hawk Funding Corp., 0.732% due 7/6/09(a)	3,997,161
5,000,000	Lloyds Bank PLC, 0.520% due 7/20/09(a)	4,996,461
2,000,000	LMA Americas LLC, 0.500% due 6/15/09(a)	1,999,611
1,000,000	Matchpoint Master Trust, 0.701% due 6/15/09(a)	999,728
2,000,000	Nordea North America Inc., 0.460% due 6/17/09(a)	1,999,591
5,000,000	Old Line Funding Corp., 0.280% due 6/8/09(a)	4,999,728
4,000,000	Paccar Financial Corp., 0.270% due 8/13/09(a)	3,997,810
500,000	Salisbury Receivables Corp., 0.450% due 7/1/09(a)	499,813
4,000,000	San Paolo IMI U.S. Financial Co., 0.611% due 6/1/09(a)	4,000,000
2,000,000	Sheffield Receivables Co., 0.280% due 7/21/09(a)	1,999,222
	Societe Generale:
3,000,000	0.661% due 7/13/09(a)	2,997,690
2,000,000	0.853% due 8/24/09(a)	1,996,033
4,000,000	Thunder Bay Funding LLC, 0.420% due 8/6/09(a)	3,996,920
1,000,000	Varible Funding Capital, 0.320% due 7/8/09(a)	999,671
5,000,000	Windmill Funding Corp., 0.751% due 7/13/09(a)	4,995,625
2,000,000	Yorktown Capital LLC, 0.541% due 8/10/09(a)	1,997,900

	TOTAL COMMERCIAL PAPER (Cost — $122,579,119)	122,579,119

U.S. GOVERNMENT AGENCIES — 7.2%
2,000,000	Federal Home Loan Bank (FHLB), 1.020% due 2/12/10	1,999,369
	Federal Home Loan Bank (FHLB), Discount Notes:
3,488,000	0.070% due 6/1/09(a)	3,488,000
3,000,000	0.572% due 12/8/09(a)	2,990,975

Schedules of Investments
(unaudited) (continued)

Face
Amount	Security	Value

$1,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.401% due 7/15/09(a)	$999,511

	TOTAL U.S. GOVERNMENT AGENCY (Cost — $9,477,855)	9,477,855

TIME DEPOSITS — 0.0%
1,005	BBH — Grand Cayman, 0.060% due 6/1/09 (Cost — $1,005)	1,005

	TOTAL TIME DEPOSITS
	TOTAL SHORT-TERM INVESTMENTS (Cost — $132,057,979)	132,057,979

	TOTAL INVESTMENTS — 100.0% (Cost — $132,057,979 #)	132,057,979

	Cash and Other Assets in Excess of Liabilities — 0.0%	70,203

	TOTAL NET ASSETS — 100.0%	$132,128,182

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments (“Fund(s)”) are separate, diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.
Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded and before the applicable Fund calculates its net asset value per share (“NAV”), the Trust may fair value these investments in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee.
The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157 or the Statement), effective September 1, 2008. SFAS 157 governs the application of generally accepted accounting principles that require fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels defined by the SFAS 157 hierarchy are as follows:
Level 1– quoted prices in active markets for identical securities.
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

At May 31, 2009	Total	Level 1	Level 2	Level 3

Large Capitalization Growth Investments
Investments In Securities	$1,661,868,696	$1,656,268,729	$5,599,967	$—
Large Capitalization Value Equity Investments
Investments In Securities	1,497,438,832	1,497,438,832	—	—
Small Capitalization Growth Investments
Investments In Securities	361,511,866	361,511,866	—	—
Small Capitalization Value Equity Investments
Investments In Securities	331,838,989	329,654,027	2,184,962	—
International Equity Investments
Investments In Securities	789,543,056	169,630,668	619,912,388	—
Emerging Markets Equity Investments
Investments In Securities	581,169,388	245,666,605	335,502,783	—
Core Fixed Income Investments
Investments In Securities	903,682,027	892,293,809	15,167,185	(3,778,967)
High Yield Investments
Investments In Securities	114,783,301	113,099,459	1,683,842	—
International Fixed Income Investments
Investments In Securities	231,427,930	213,714,245	16,233,982	1,479,703
Municipal Bond Investments
Investments In Securities	75,793,434	75,793,434	—	—
Money Market Investments
Investments In Securities	132,057,979	1,005	132,056,974	—
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2008, through May 31, 2009:

Core Fixed Income Investments	Investment in Securities

Balance as of August 31, 2008	$(2,376,722)
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,402,245)
Net purchase (sales)	—
Accrued discounts/(premium)	—
Transfers in and /or out of Level 3	—

Balance as of May 31, 2009	$(3,778,967)

International Fixed Income Investments	Investment in Securities

Balance as of August 31, 2008	$2,319,430
Total realized gain (loss)	98,324
Change in unrealized appreciation (depreciation)	259,862
Net purchase (sales)	(1,200,953)
Accrued discounts/(premium)	3,040
Transfers in and /or out of Level 3	—

Balance as of May 31, 2009	$1,479,703

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Stripped Securities. Certain Funds may invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest-only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. A Fund bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(j) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.
The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.
(k) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. Banks that meet credit and risk standards established by the custodian and approved by the Funds.
(l) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or CGCM Money Market Investments. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At May 31, 2009, the aggregate market value of the loaned securities and the value of the collateral each Fund received are as follows:
Loan Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$247,541,835	$253,078,587
Large Capitalization Value Equity Investments	288,309,994	295,091,914
Small Capitalization Growth Investments	52,982,251	54,233,019
Small Capitalization Value Equity Investments	48,179,082	49,304,395
International Equity Investments	78,565,877	82,012,325
Emerging Markets Equity Investments	30,838,777	31,745,054
Core Fixed Income Investments	491,093	501,554
High Yield Investments	3,805,322	3,883,719
(m) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(n) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
(o) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(p) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(q) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
(s) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(t) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.
Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(v) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(w) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).
(x) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.
2. Investments
At May 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:
Unrealized Appreciation/Depreciation

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$136,240,651	$(108,622,306)	$27,618,345
Large Capitalization Value Equity Investments	68,093,519	(131,323,426)	(63,229,907)
Small Capitalization Growth Investments	44,234,339	(61,185,183)	(16,950,844)
Small Capitalization Value Equity Investments	29,152,265	(61,069,000)	(31,916,735)
International Equity Investments	62,817,874	(98,709,206)	(35,891,332)
Emerging Markets Equity Investments	114,816,785	(22,577,482)	92,239,303
Core Fixed Income Investments	20,187,801	(73,679,424)	(53,491,623)
High Yield Investments	4,324,179	(18,846,439)	(14,522,260)
International Fixed Income Investments	7,649,663	(13,227,120)	(5,577,457)
Municiapl Bond Investments	2,005,299	(2,096,608)	(91,309)
At May 31, 2009, the Funds had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	64	6/09	$1,448,264	$1,647,166	$198,902
MSCI Taiwan Stock Index	280	6/09	6,827,450	7,123,200	295,750
The Hang Seng China Enterprises Index	107	6/09	6,683,157	7,157,257	474,100

Net Unrealized Gain on Open Futures Contracts					$968,752

At May 31, 2009, Emerging Markets Equity Investments had deposited $4,841,515 with broker as margin collateral.

	Number of	Expiration	Basis	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate September Futures	137	9/09	$47,395,237	$47,523,514	$128,277
90-Day Eurodollar December Futures	57	12/09	14,107,500	14,116,050	8,550
90-Day Eurodollar June Futures	57	6/10	14,050,499	14,056,912	6,413
90-Day Eurodollar March Futures	301	3/10	73,179,962	74,433,537	1,253,575
90-Day Eurodollar September Futures	178	9/09	43,937,488	44,172,925	235,437
U.S. Treasury 2-Year Note September Futures	53	9/09	11,490,188	11,491,063	875
U.S. Treasury 5-Year Note September Futures	380	9/09	44,097,188	43,878,125	(219,063)
U.S. Treasury 10-Year Note September Futures	160	9/09	18,800,508	18,720,000	(80,508)
U.S. Treasury Long Bond September Futures	15	9/09	1,795,641	1,764,844	(30,797)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	208	12/09	39,881,175	41,477,613	1,596,438
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	18	6/10	3,552,938	3,572,323	19,385
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	37	9/09	7,083,595	7,390,932	307,337
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	17	9/10	3,345,812	3,361,158	15,346

					3,241,265

Contracts to Sell:
U.S. Treasury Long Bond September Futures	53	9/09	6,202,992	6,235,781	(32,789)

Net Unrealized Gain on Open Futures Contracts					$3,208,476

	Number of	Expiration	Basis	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate December Futures	196	12/10	$67,671,633	$67,771,818	$100,185
3-Month Euribor Interest Rate June Futures	16	6/10	5,544,788	5,564,317	19,529
3-Month Euribor Interest Rate September Futures	213	9/10	73,693,786	73,886,924	193,138
90-Day Eurodollar June Futures	93	6/11	22,631,550	22,629,225	(2,325)
Euro-Bund September Futures	5	9/09	838,916	839,620	704
Japan Government 10-Year Bond June Futures	10	6/09	14,588,186	14,274,054	(314,132)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	191	12/10	37,461,787	37,593,873	132,086
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	201	9/10	39,558,043	39,740,748	182,705

Net Unrealized Gain on Open Futures Contracts					$311,890

At May 31, 2009, International Fixed Investments held purchased options with a total cost of the following:

	Calls	Puts
International Fixed Income Investments	$48,551	$0

During the period ended May 31, 2009, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2008	142,900,086	$6,077,110
Options written	24,300,877	857,646
Options closed	(132,700,493)	(5,965,838)
Options expired	(21,200,305)	(863,717)

Options written, outstanding at May 31, 2009	13,300,165	$105,201

	Number of	Premiums
International Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2008	86,420,278	$1,911,388
Options written	197,280,222	936,633
Options closed	(165,020,045)	(2,101,126)
Options expired	(27,680,297)	(304,690)

Options written, outstanding at May 31, 2009	91,000,158	$442,205

At May 31, 2009, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had the following open forward foreign currency contracts as described below:
International Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Euro	7,448,000	SSB	$10,519,566	6/16/09	$504,531

Contracts to Sell:
Euro	9,501,000	SSB	13,419,227	6/16/09	(755,609)
Mexican Peso	62,549,000	SSB	4,619,852	11/30/09	13,236
Pound Sterling	2,074,000	SSB	3,350,657	6/19/09	(172,149)

					(914,522)

Net Unrealized Loss on Open Forward Foreign Currency Contracts					$(409,991)

Core Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	1,994,635	UBS	$1,013,405	6/2/2009	$167,863
Brazilian Real	984,482	HSBC	500,181	6/2/2009	44,403
Brazilian Real	1,175,040	BCLY	596,997	6/2/2009	1,437
Brazilian Real	546,333	RBC	277,573	6/2/2009	668
Brazilian Real	566,203	JPM	287,668	6/2/2009	693
Brazilian Real	984,482	HSBC	492,575	8/4/2009	(159)
Canadian Dollar	52,000	BCLY	47,443	6/8/2009	1,825
Japanese Yen	98,429,000	JPM	1,029,990	6/4/2009	33,984
Malaysian Ringgit	1,853,950	BCLY	530,190	8/12/2009	7,631
Mexican Peso	38,208	DUB	2,823	11/27/2009	152
Pound Sterling	136,000	RBS	219,706	7/2/2009	6,446
Yuan Renminbi	5,050,000	BCLY	739,190	7/15/2009	(3,457)
Yuan Renminbi	24,228,093	JPM	3,546,369	7/15/2009	(7,132)
Yuan Renminbi	9,707,507	DUB	1,420,928	7/15/2009	(3,993)
Yuan Renminbi	14,496,491	HSBC	2,122,587	3/29/2010	(20,913)
Yuan Renminbi	10,089,374	DUB	1,477,294	3/29/2010	(17,644)
Yuan Renminbi	2,119,900	BCLY	310,397	3/29/2010	(3,337)
Yuan Renminbi	135,300	JPM	19,811	3/29/2010	(207)

					208,260

Contracts to Sell:
Brazilian Real	546,333	RBC	277,573	6/2/2009	9,593
Brazilian Real	566,203	JPM	287,668	6/2/2009	(58,668)
Brazilian Real	1,175,040	BCLY	596,997	6/2/2009	(116,997)
Brazilian Real	984,482	HSBC	500,181	6/2/2009	(70,706)
Brazilian Real	1,994,635	UBS	1,013,405	6/2/2009	(2,440)
Brazilian Real	984,482	HSBC	492,575	8/4/2009	(43,552)
Euro	2,156,000	RBS	3,045,163	6/15/2009	(108,256)
Indian Rupee	1,581,337	DUB	33,445	7/6/2009	(3,105)
Japanese Yen	95,474,000	JPM	999,068	6/4/2009	(15,566)
Japanese Yen	2,683,500	GSC	28,081	6/4/2009	(858)
Malaysian Ringgit	1,816,213	JPM	519,399	8/12/2009	(23,978)
Pound Sterling	1,037,000	RBS	1,675,256	7/2/2009	(69,243)
Yuan Renminbi	8,773,260	BCLY	1,284,179	7/15/2009	(26,179)
Yuan Renminbi	30,212,340	JPM	4,422,308	7/15/2009	(73,309)
Yuan Renminbi	4,033,944	DUB	590,334	9/8/2009	3,243
Yuan Renminbi	9,168,093	JPM	1,341,673	9/8/2009	6,001
Yuan Renminbi	5,617,752	DUB	822,555	3/29/2010	10,445

					(583,575)

Net Unrealized Loss on Open Forward Foreign Currency Contracts					$(375,315)

International Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	865,360	RBC	$439,660	6/2/09	$(15,195)
Brazilian Real	865,360	HSBC	439,660	6/2/09	1,058
Brazilian Real	1,425,282	HSBC	713,124	8/4/09	20,190
Canadian Dollar	3,428,000	UBS	3,127,555	6/8/09	171,541
Canadian Dollar	53,000	BCLY	48,355	6/8/09	1,861
Chilean Peso	1,850,000	BCLY	3,293	11/19/09	100
Danish Krone	851,000	RBS	161,427	6/4/09	12,212
Euro	120,000	GSC	169,490	6/15/09	5,729
Japanese Yen	779,497,000	BCLY	8,156,890	6/4/09	(1,801)
Korean Won	205,570	DUB	164	7/30/09	11
Malaysian Ringgit	213,518	BCLY	61,062	8/12/09	2,962
Malaysian Ringgit	355,742	HSBC	101,735	8/12/09	4,842
Philippine Peso	4,036,000	DUB	84,987	8/6/09	1,487
Singapore Dollar	5,567	DUB	3,850	7/30/09	183
Yuan Renminbi	2,718,004	HSBC	397,846	7/15/09	(22,154)
Yuan Renminbi	4,933,949	DUB	722,203	7/15/09	(42,797)
Yuan Renminbi	2,784,204	JPM	407,536	7/15/09	(24,464)
Yuan Renminbi	2,269,073	BCLY	332,133	7/15/09	(20,867)
Yuan Renminbi	2,425,930	DUB	355,014	9/8/09	5,014
Yuan Renminbi	970,725	HSBC	142,057	9/8/09	2,058
Yuan Renminbi	483,210	BCLY	70,714	9/8/09	714
Yuan Renminbi	414,180	JPM	60,612	9/8/09	612
Yuan Renminbi	2,432,670	MLP	355,464	5/17/10	(37,536)
Yuan Renminbi	2,153,330	BCLY	314,646	5/17/10	(34,354)

					31,406

Contracts to Sell:
Australian Dollar	5,758,000	DUB	4,598,502	6/11/09	(347,428)
Brazilian Real	865,360	HSBC	439,660	6/2/09	17,923
Brazilian Real	865,360	RBC	439,660	6/2/09	(1,058)
Canadian Dollar	6,786,000	RBS	6,191,244	6/8/09	(659,036)
Canadian Dollar	1,393,000	GSC	1,270,911	6/8/09	(75,085)
Danish Krone	1,111,000	UBS	210,746	6/4/09	(23,835)
Euro	35,568,000	RBS	50,236,721	6/15/09	(1,785,920)
Euro	3,000,000	BCLY	4,237,240	6/15/09	(71,140)
Indian Rupee	223,065	DUB	4,718	7/6/09	(438)
Japanese Yen	2,111,713,000	JPM	22,097,595	6/4/09	(483,508)
Japanese Yen	4,645,000	GSC	48,607	6/4/09	(112)
Japanese Yen	10,776,000	MSC	112,763	6/4/09	861
Malaysian Ringgit	512,001	BCLY	146,422	8/12/09	(2,160)
Mexican Peso	12,003	DUB	887	11/27/09	(48)
New Taiwan Dollar	57,290	BCLY	1,760	8/10/09	(60)
New Taiwan Dollar	56,840	JPM	1,746	8/10/09	(46)
New Taiwan Dollar	47,095	DUB	1,447	8/10/09	(47)
New Zealand Dollar	42,000	DUB	26,734	6/11/09	(2,462)
Philippine Peso	4,582,580	DUB	96,497	8/6/09	(1,659)
Pound Sterling	3,612,000	JPM	5,835,124	7/2/09	(304,740)
Pound Sterling	690,000	BCLY	1,114,683	7/2/09	(57,810)
Pound Sterling	4,516,000	RBS	7,295,520	7/2/09	(301,546)
Yuan Renminbi	8,404,990	JPM	1,230,274	7/15/09	(31,274)
Yuan Renminbi	4,300,239	BCLY	629,444	7/15/09	(13,364)
Yuan Renminbi	4,294,045	DUB	628,397	9/8/09	(20,175)
Yuan Renminbi	4,586,000	BCLY	670,110	5/17/10	(31,391)

					(4,195,558)

Net Unrealized Loss on Open Forward Foreign Currency Contracts					$(4,164,152)

At May 31, 2009, Core Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty		Amount	Value	(Received)	(Depreciation)

Pay	BR-CDI-Compounded	10.150%	1/2/2012	GSC	BRL	13,900,000	$(243,213)	$(198,613)	$(44,601)
Receive	French CPI Ex-Tobacco Daily Reference Index	2.150%	10/15/2010	UBS	EUR	200,000	11,554	119	11,435
Receive	6-Month GBP-LIBOR	4.000%	6/15/2037	GSC	GBP	800,000	(1,010)	(4,757)	3,747
Receive	6-Month GBP-LIBOR	4.250%	6/15/2037	DUB	GBP	2,900,000	(77,374)	(73,972)	(3,401)
Receive	6-Month GBP-LIBOR	4.250%	6/15/2037	MSC	GBP	1,000,000	(26,680)	(26,916)	236
Pay	6-Month GBP-LIBOR	5.000%	6/15/2009	HSBC	GBP	4,400,000	5,533	(110,833)	171,622
Pay	6-Month GBP-LIBOR	5.000%	9/15/2010	BCLY	GBP	3,300,000	226,909	(55,781)	315,828
Pay	6-Month GBP-LIBOR	6.000%	9/18/2009	MSC	GBP	5,400,000	105,967	33,076	144,420
Pay	28 Day Mexico Interbank TIIE Banxico	8.170%	11/4/2016	MLP	MXN	44,000,000	72,892	8,305	69,890
Pay	3-Month USD-LIBOR	3.100%	5/27/2016	BCLY	USD	3,900,000	(40,142)	0	(39,156)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB	USD	400,000	(55,876)	5,632	(67,636)

							$(21,440)	$(423,740)	$562,384

At May 31, 2009, Core Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfornt
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)		Amount (4)	Value (5)	(Received)	(Depreciation)

Daimler Finance North America	(0.540%)	9/20/2011	BCLY	1.710%	USD	$300,000	$7,917	$0	$7,591
Daimler Finance North America	(0.580%)	9/20/2011	BCLY	1.710%	USD	600,000	15,226	0	14,520
Embarq Corp.	(1.250%)	3/20/2014	DUB	0.943%	USD	1,200,000	(16,544)	0	(20,294)
Embarq Corp.	(1.270%)	3/20/2014	DUB	0.943%	USD	600,000	(8,810)	0	(10,693)
Embarq Corp.	(1.300%)	3/20/2014	MSC	0.943%	USD	200,000	(3,205)	0	(3,841)
Embarq Corp.	(1.430%)	3/20/2014	DUB	0.943%	USD	600,000	(12,974)	0	(15,040)
Fosters Finance Corp.	(2.140%)	12/20/2014	BCLY	0.875%	USD	2,400,000	(155,014)	0	(165,428)
Goodrich Corp.	(0.510%)	9/20/2016	DUB	0.451%	USD	300,000	(1,559)	0	(1,869)
HSBC Finance Corp.	(0.170%)	12/20/2013	BPS	4.008%	USD	300,000	43,944	0	43,843
Istar Financial Inc.	(0.370%)	3/20/2011	BCLY	30.646%	USD	300,000	114,789	0	114,567
Motorola Inc.	(3.550%)	12/20/2017	MSC	2.018%	USD	400,000	(40,332)	0	(43,211)
Motorola Inc.	(3.600%)	12/20/2017	RBS	2.018%	USD	400,000	(41,647)	0	(44,567)
Newell Rubbermaid Inc.	(0.480%)	6/20/2017	UBS	1.206%	USD	200,000	9,766	0	9,571
Newell Rubbermaid Inc.	(0.490%)	6/20/2017	RBS	1.206%	USD	400,000	19,397	0	19,004
Race Point CLO	(4.030%)	4/15/2020	MLP	N/A	USD	1,100,000	1,041,259	8,250	1,027,221
Race Point CLO	(1.950%)	4/15/2020	MLP	N/A	USD	800,000	659,358	2,800	654,522
Saratoga CLO I Ltd.	(1.880%)	12/15/2019	MLP	N/A	USD	1,000,000	800,711	7,500	789,190
Saratoga CLO I Ltd.	(3.780%)	12/15/2019	MLP	N/A	USD	1,100,000	933,576	6,050	918,632
UBS AG	(2.250%)	3/20/2014	BCLY	1.340%	EUR	1,000,000	(56,614)	0	(63,059)

							$3,309,244	$24,600	$3,230,659
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfornt
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2009 (3)		Amount (4)	Value (5)	(Received)	(Depreciation)

General Motors Corp.	6.600%	12/20/2012	CSFB	172.919%	USD	$500,000	$(431,214)	$0	$(424,523)
GMAC LLC	3.570%	9/20/2017	MLP	7.668%	USD	4,000,000	(848,769)	0	(819,812)

							$(1,279,983)	$0	$(1,244,335)
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfornt
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG10 10 Year Index	(1.500%)	6/20/2018	MSC	USD	$5,172,800	$28,795	$(212,284)	$225,344
Dow Jones CDX IG12 5 Year Index	(1.000%)	6/20/2014	DUB	USD	3,600,000	62,709	61,817	(6,407)
Dow Jones CDX IG9 10 Year Index	(0.800%)	12/20/2012	GSC	USD	4,489,600	239,640	(38,611)	270,968
Dow Jones CDX IG9 10 Year Index	(0.800%)	12/20/2017	MSC	USD	292,800	15,629	7,167	7,987

						$346,773	$(181,911)	$497,892
Credit Default Swaps on Credit Indices — Sell Protection (2)

							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Reference Obligation	Received Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

ABX.HE AAA 06-2 Index	0.110%	5/25/2046	CSFB	USD	$399,601	$(267,732)	$(83,927)	$(183,763)
ABX.HE AAA 06-2 Index	0.110%	5/25/2046	GSC	USD	10,289,720	(6,894,113)	(2,315,187)	(4,577,825)

						$(7,161,845)	$(2,399,114)	$(4,761,588)

At May 31, 2009, International Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty		Amount	Value	(Received)	(Depreciation)

Pay	6-Month EURIBOR	2.500%	9/15/2011	BCLY	EUR	17,000,000	$40,347	$37,280	$3,067
Pay	6-Month EURIBOR	3.000%	9/15/2012	DUB	EUR	2,700,000	13,262	14,792	(1,530)
Pay	6-Month EURIBOR	3.250%	9/15/2012	BCLY	EUR	12,000,000	139,113	17,661	121,452
Pay	6-Month EURIBOR	3.500%	9/16/2019	DUB	EUR	5,800,000	(215,265)	(53,089)	(162,176)
Receive	French CPI Ex-Tobacco Daily reference Index	2.150%	6/15/2012	GSC	EUR	1,300,000	32,048	0	32,047
Pay	6-Month JPY-LIBOR	1.043%	12/20/2015	GSC	JPY	870,000,000	245,455	126,714	136,531
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY	1,650,000,000	481,426	28,543	452,884
Pay	6-Month JPY-LIBOR	1.500%	6/17/2018	RBS	JPY	450,000,000	71,195	129,847	(58,652)
Pay	3-Month STIBOR	4.500%	3/18/2014	GSC	SEK	1,000,000	9,505	(1,040)	11,440
Pay	3-Month USD-LIBOR	3.100%	5/27/2016	BCLY	USD	1,100,000	(11,322)	0	(10,960)

							$805,764	$300,708	$524,103

At May 31, 2009, International Fixed Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfornt
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)		Amount (4)	Value (5)	(Received)	(Depreciation)

ACE INA Holdings Inc.	(0.390%)	6/20/2014	DUB	1.200%	USD	$100,000	$3,752	$0	$3,673
Alcoa Inc.	(0.850%)	3/20/2012	MSC	4.851%	USD	1,000,000	99,529	0	97,806
American General Finance Corp.	(1.830%)	12/20/2017	RBS	N/A	USD	1,000,000	473,562	0	469,852
Avnet Inc.	(1.530%)	9/20/2016	UBS	1.179%	USD	300,000	(6,576)	0	(7,507)
Bear Stearns & Cos.	(0.760%)	12/20/2017	CSFB	0.855%	USD	1,000,000	6,811	0	5,270
Bear Stearns & Cos.	(0.810%)	12/20/2017	BNP	0.855%	USD	1,000,000	3,211	0	1,569
Bear Stearns & Cos.	(1.050%)	3/20/2018	RBS	0.850%	USD	2,000,000	(29,508)	0	(33,766)
Bear Stearns & Cos.	(0.870%)	3/20/2018	DUB	0.850%	USD	3,000,000	(4,515)	0	(9,808)
Capital One Financial Corp.	(0.350%)	9/20/2011	UBS	1.892%	USD	100,000	3,429	0	3,358
Cleveland Electric Illumination	(0.940%)	6/20/2017	RBS	1.490%	USD	1,000,000	36,480	0	34,573

CNA Financial Corp.	(0.440%)	9/20/2011	JPM	7.470%	USD	200,000	14,140	0	13,961
Computer Sciences Corp.	(1.180%)	3/20/2018	GSI	0.550%	USD	100,000	(4,754)	0	(4,993)
Computer Sciences Corp.	(0.970%)	3/20/2018	BOA	0.550%	USD	1,000,000	(31,698)	0	(33,665)

Covidien International Finance	(0.750%)	12/20/2017	DUB	0.586%	USD	400,000	(4,817)	0	(5,425)
Credit Suisse Group Finance	(2.000%)	6/20/2013	DUB	1.014%	USD	700,000	(26,598)	0	(29,437)
Daimler Finance North America	(0.620%)	9/20/2011	RBS	1.710%	USD	100,000	2,448	0	2,322
Deutsche Bank AG	(0.950%)	6/20/2013	RBS	0.924%	USD	1,100,000	(1,145)	0	(3,264)
Deutsche Bank AG	(0.760%)	9/20/2013	BCLY	0.938%	USD	300,000	2,169	0	1,707
Deutsche Telekom International	(1.180%)	9/20/2018	BCLY	1.315%	USD	500,000	5,015	0	3,819
DR Horton Inc.	(3.950%)	3/20/2010	RBS	2.788%	USD	200,000	(1,896)	0	(3,498)

GATX Financial Corp.	(0.610%)	3/20/2012	RBS	2.139%	USD	1,000,000	40,870	0	39,643
Goldman Sachs Group Inc.	(1.520%)	6/20/2013	BCLY	1.420%	USD	400,000	(1,533)	0	(2,766)
Goldman Sachs Group Inc.	(0.330%)	3/20/2016	BES	1.270%	USD	200,000	11,015	0	10,881
Home Depot Inc.	(1.100%)	3/20/2016	BOA	0.956%	USD	1,000,000	(8,671)	0	(10,902)
HSBC Finance Corp.	(0.500%)	6/20/2012	BSN	4.077%	USD	200,000	19,617	0	19,414
Istar Financial Inc.	(0.450%)	3/20/2012	CSFB	27.111%	USD	300,000	134,315	0	134,042
Kroger Co. (The)	(0.780%)	9/20/2017	DUB	0.835%	USD	500,000	2,088	0	1,303
Limited Brands Inc.	(3.550%)	9/20/2017	GSC	2.224%	USD	500,000	(42,358)	0	(45,957)
Macys Retail Holdings Inc.	(2.530%)	12/20/2016	DUB	2.396%	USD	1,000,000	(8,000)	0	(13,131)
Marsh & McLennan Cos., Inc.	(0.670%)	9/20/2014	DUB	0.560%	USD	1,000,000	(5,466)	0	(6,825)
Morgan Stanley	(1.850%)	6/20/2013	RBS	2.457%	USD	300,000	6,603	0	5,478

Nabors Industries Inc.	(0.630%)	3/20/2018	DUB	1.298%	USD	1,000,000	48,255	0	46,978
National Grid PLC	(0.210%)	6/20/2011	BCLY	1.550%	USD	300,000	8,097	0	7,971

Norfolk Southern Corp.	(0.450%)	9/20/2014	BCLY	0.455%	USD	1,000,000	214	0	(699)
Pearson Dollar Finance PLC	(0.540%)	6/20/2014	MSC	0.672%	USD	1,000,000	6,220	0	5,125
Prologis	(1.480%)	12/20/2015	BOA	5.987%	USD	1,000,000	201,284	0	198,283
Sealed Air Corp.	(0.200%)	6/20/2009	BCLY	1.188%	USD	200,000	131	0	49
Simon Property Group LP	(1.470%)	12/20/2016	GSC	2.156%	USD	500,000	20,683	0	19,193
Starwood Hotels & Resorts World	(1.490%)	6/20/2018	BOA	2.750%	USD	1,000,000	81,957	0	78,936
Tate & Lyle International	(0.510%)	12/20/2014	DUB	N/A	USD	100,000	4,804	0	4,700
UBS AG	(3.300%)	9/20/2009	BCLY	0.876%	USD	200,000	(1,561)	0	(2,899)
UBS AG	(2.150%)	12/20/2013	BCLY	1.327%	USD	900,000	(44,054)	0	(49,597)
UBS AG	(2.350%)	3/20/2014	BCLY	1.340%	USD	2,600,000	(116,246)	0	(128,636)
UST Inc.	(0.720%)	3/20/2018	GSC	0.308%	USD	500,000	(15,906)	0	(16,636)
XL Capital Finance Europe PLC	(0.310%)	3/20/2012	BCLY	4.529%	USD	100,000	10,654	0	10,591

							$892,051	$0	$811,086
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfornt
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2009 (3)		Amount (4)	Value (5)	(Received)	(Depreciation)

Gazprom	0.610%	5/20/2012	BCLY	4.712%	USD	$200,000	$(22,102)	$0	$(22,061)
General Electric Capital Corp.	1.320%	3/20/2013	GSC	4.432%	USD	600,000	(60,798)	0	(59,193)
HSBC Finance Corp.	1.500%	6/20/2010	GSC	3.825%	USD	1,300,000	(31,305)	0	(27,351)
RSHB Capital SA	0.820%	5/20/2012	GSC	4.200%	USD	300,000	(28,047)	0	(27,965)
SLM Corp.	0.700%	6/20/2012	GSC	10.458%	USD	100,000	(22,987)	0	(22,845)

							$(165,239)	$0	$(159,415)
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfornt
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG12 10 Year Index	(1.000%)	6/20/2019	DUB	USD	$2,200,000	$37,557	$95,690	$(62,594)
Dow Jones CDX IG12 5 Year Index	(1.000%)	6/20/2014	MSC	USD	8,000,000	139,354	237,123	(113,991)
Dow Jones CDX IG8 10 Year Index	(0.600%)	6/20/2017	DUB	USD	2,440,000	149,265	16,107	130,190
Dow Jones CDX IG8 10 Year Index	(0.600%)	6/20/2017	GSC	USD	15,518,400	949,326	160,217	770,229
Dow Jones CDX IG9 10 Year Index	(0.800)%	12/20/2017	DUB	USD	1,171,200	62,515	43,894	16,721
Dow Jones iTraxx 6H14 Index	(0.850%)	12/20/2016	BCLY	EUR	200,000	22,908	(1,462)	23,883
Dow Jones iTraxx 6HIVOL Index	(0.850%)	12/20/2016	JPM	EUR	100,000	11,424	(763)	11,943

						$1,372,349	$550,806	$776,381

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Counterparty Abbreviations:

BCLY	Barclays Bank PLC

BES	Bear Stearns & Co., Inc.

BNP	BNP Paribas Bank

BOA	Bank of America

BSN	Bank of Nova Scotia

CSFB	Credit Suisse Securities (USA) LLC

DUB	Deutsche Bank AG

GSC	Goldman Sachs & Co.

HSBC	HSBC Bank USA

JPM	JP Morgan Chase & Co.

LEH	Lehman Brothers, Inc.

MLP	Merrill Lynch & Co., Inc.

MSC	Morgan Stanley

RBS	Royal Bank of Scotland PLC

UBS	UBS Securities LLC

WAC	Wachovia Bank N.A.

SSB	State Street Corp.

At May 31, 2009, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation (depreciation) of $(1,714,988)and $1,952,155, respectively, from swap contracts.
At May 31, 2009, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $3,340,000 and $2,300,000, respectively, for the open swaps contracts.
During the period ended May 31, 2009, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $513,973,444.
At May 31, 2009, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $1,422,473.
For the period ended May 31, 2009, Core Fixed Income Investments recorded interest income of $2,250 related to such mortgage rolls.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Consulting Group Capital Markets Funds

By	/s/ JAMES J. TRACY James J. Tracy Chief Executive Officer

Date July 30, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. TRACY James J. Tracy Chief Executive Officer
Date: July 30, 2010

By:	/s/ JAMES WALKER James Walker Chief Financial Officer
Date: July 30, 2010